UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08922

Mutual of America Institutional Funds, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

JUNE 30, 2017

Semi-Annual Reports of Mutual of America Institutional Funds

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present the Mutual of America Institutional Funds, Inc. (the “Investment Company”) Semi-Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company’s funds for the six months ended June 30, 2017.

What’s Driving U.S. Markets Higher?

Through June of this year, all domestic markets are in positive territory. The S&P 500® is up 9% on a total return basis and is at all-time highs. The Russell Midcap® Index is up over 8% on a price basis, while the Russell 2000® Small Cap Index is up about 5% primarily because of the drag from the value component. In fact, all value indexes are underperforming growth indexes across all market cap segments — namely, large, midcap and small. Growth stock outperformance is generally indicative of investor concern about the sustainability of returns, because they seek greater relative stability among stocks in which earnings growth is deemed more secure versus value stocks.

Another indication of investor cautiousness is the characteristics of those stocks performing the best. These include: stocks whose companies have high-quality fundamentals, such as high measures of return on equity and low leverage; stocks whose prices are less volatile while at the same time showing heightened responsiveness to market movements; and stocks ranked high on growth factors and low on value factors, as supported by the relative performance of growth indexes versus value indexes, as mentioned above. The best performing stocks tend to have high price-to-earnings ratios, a characteristic that typically attends growth and quality characteristics. Investors have gravitated to stocks that provide, at least at the moment, the assurance of stability and growth as opposed to low value, higher risk stocks that do well during periods of rapidly improving fundamentals and stock price momentum.

Key Foreign Markets Strong Year-to-Date

Most foreign markets are either in line with, or outperforming, U.S. markets. According to MSCI Inc., stock price return data year-to-date, Europe is up 18%, China is up 24%, the developed markets of the Pacific region are up 10% and emerging markets are up 17%. By contrast, and not surprisingly given the turmoil throughout the region, nearly all Middle Eastern markets are down, but only modestly.

The regions outperforming the U.S. markets are demonstrating accelerating economic growth compared with that of the U.S. economy, which continues to oscillate around its average of 2% since the 2008 Great Recession. During the period 2010 until 2013, the Eurozone Gross Domestic Product (GDP) growth was essentially 0%, but since then has steadily increased to a run-rate of 2%. While this rate is the same as that which the U.S. has been growing for many years, it is the acceleration and consequent better relative rate of gain that has propelled European markets. The same can be said for Japan, and recently to China. In this latter case, growth has stopped declining, perceived to be a relative improvement and the possibility of continued flat to modestly improving results.

In short, economies around the world are, in general, healthy and growing. The International Monetary Fund currently projects global GDP growth of 3.5% in 2017 and 3.6% in 2018, up from 3.2% in 2016, aided by the accelerating recovery in Europe, the U.S. and Japan. China is the weak link, and poses the most risks to the global economy because of extremely high debt levels that continue to grow. The hope is that China’s managed economy has the levers necessary to maintain relative stability and continued growth, even as it is decelerating.

The U.S. Economy

Regarding the U.S., recent statistics have been generally solid, but still not indicative of a major pick-up in growth. The initial second quarter U.S. GDP report came in at a rate of 2.6% versus the first quarter’s final revised rate of 1.2%. However the second quarter rate was less than the 2.7% expected, and when averaged with the first quarter’s results, growth during the first half was 1.9%, basically in line with the 2.0% rate over the past six years. That said, the second quarter report was a good one. The key to the U.S. economy is the American consumer, representing two-thirds of our economy, and consumer spending, advanced 2.8%, in line with its rate over this cycle. Importantly, consumers continue to spend without excessive borrowing or tapping significantly into savings. The savings rate remains solid at nearly 4%, while credit card debt and bank loans have increased, but only modestly. Admittedly, there are some concerns over rising sub-prime lending in the auto market and extremely high outstanding education loans, with both showing rising delinquency rates. But at this point, these issues do not appear out of control. In short, a solid U.S. consumer provides a solid base for continued modest growth.

A number of other components of second quarter GDP showed improvement over previous reports. Capital spending, which has remained generally weak throughout the expansion, jumped 8.2%, the most in two years. The recent decline in the dollar contributed to a modest positive contribution to GDP from net exports. Similarly government spending contributed modestly. The weak link in the report was a 6.8% decline in residential construction which was largely attributed to lack of supply of skilled labor. It is a solid report, but does not portend a major acceleration in growth toward the historic rate of 3% on a sustainable basis.

How Long Can this Economic Cycle Last?

One issue that has come up recently among economists and strategists is the question of how long this economic cycle can persist before entering recession. The current expansion has just hit the eight-year mark. The longest cycle in postwar history occurred during the 1990s and lasted nine-and-a-half years from trough to peak. It is always dangerous to claim that “this time is different,” but there are a number of arguments that suggest that it is and that this cycle could last a lot longer. The first is that growth remains muted and, as suggested earlier, is likely to remain so. Economic cycles end in recessions which are generally accompanied by excesses of one sort or another. The recession of 1980-81 resulted from the sudden and dramatic increase in the Federal Funds rate by Paul Volker, Chairman of the Federal Reserve at the time, in response to nearly a decade of runaway, double-digit inflation. The recession of 2000-01 followed the tech bubble blow-off, and the 2008-09 recession followed the sub-prime lending crisis. The only potential excess in the U.S. at present might be the stretched valuations in the stock market, which seem to be discounting the current administration’s proposed tax reform and infrastructure initiatives — both of which are increasingly likely to be pushed out in time and reduced in scope even if they could muster the required votes in Congress.

Another concern that troubles investors is that the Federal Reserve (Fed) is in the process of raising interest rates after years of holding them close to 0%. It has also signaled that it is about to begin reducing the size of its balance sheet, ultimately withdrawing (very slowly) the liquidity to the economy and markets provided under its various quantitative easing measures. The actions the Fed is currently taking are designed to preclude an overheating economy, meaning one where demand outstrips supply and creates an increasing rate of inflation. The motivation for acting now is that the very low unemployment rate historically implies a “tight” market and the portent of rising inflation, especially if inflation takes the form of rapidly rising labor costs.

However, there is little sign of labor costs accelerating. Moreover, inflation, after having reached the Fed’s stated goal of 2%, has receded to a 1% annualized rate according to the recent GDP report. Unless the economy grows in the high 2% to low 3% rate, and inflation begins to pick up, the potential that the Fed will short-circuit the meager recovery will rise. At the same time, the Fed has been clear that its actions will be based on an assessment of the economic facts, and if necessary, will delay its current plans, or in a worst case scenario reverse them. In the meantime, it looks like rates will be rising. At this time, the classic indicators that Fed rates have risen too much are not present. But caution is advised going forward. When short-term rates (those controlled by the Fed) rise above long-term Treasury rates, recession usually follows within a year to a year-and-a-half.

The political situation is another area that could upset economic growth. The daily distractions from the focus on the President’s agenda resulting from investigations of the President’s campaign and White House staff bickering along with continuing partisan gridlock in the Congress add a level of uncertainty to the future direction of the U.S. economy.

Surprisingly, but not unprecedented, none of this so far has derailed the economy or the stock market. During the Watergate hearings and subsequent resignation of President Nixon the U.S. did suffer a recession and a bear market, but more for economic than political reasons. The U.S. economy had expanded for four years at an average annualized basis of 3.1%. Accompanying this sustained high rate of real growth was an extended period of out-of-control inflation resulting from increased social (i.e., Medicare and Medicaid) and defense (i.e., Vietnam) spending during the late 1960s and early ’70s. Then, in October 1973, in response to U.S. support for Israel during the Yom Kippur War, OPEC instituted an embargo on oil exports to the U.S. and its allies that quadrupled the price of oil and eventually contributed to a deep recession and market decline of more than 40% in 1973-74. In contrast, both GDP and stock prices continued to advance strongly throughout the Clinton-Lewinsky affair, including President Clinton’s impeachment trial in Congress.

As we’ve repeatedly stated in the past, stock prices are determined largely by economic growth. At the moment, the U.S. and the global economy appear on solid footing even if not at a gangbuster pace. In our opinion, an extended cycle at an average annualized growth rate of 2% without recession would be preferable to the normal wrenching ups-and-downs of economic growth and stock prices. At present, such an extended cycle scenario seems reasonable.

The Adviser to the Funds continues to reimburse the Funds for all expenses incurred by the Funds, other than the Adviser’s Management Fees. Furthermore, the Money Market Fund will continue to have a portion of its advisory fees waived to the extent necessary to ensure that the cumulative total investment return for the Money Market Fund, net of fees and expenses, does not fall below zero.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Six Months Ended June 30, 2017

All America Fund	+ 8.03%
Equity Index Fund	+ 9.25%
Mid-Cap Equity Index Fund	+ 5.85%
Small Cap Value Fund	+ 1.80%
Small Cap Growth Fund	+11.39%
Bond Fund	+ 2.43%
Money Market Fund	+ 0.27%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Fund’s performance for the six months ended June 30, 2017 compared with its relevant index.

Following the discussions are graphical representations of the asset allocations of each Fund and an illustration of each Fund’s operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Funds.

Sincerely,

James J. Roth

Chairman of the Board, President

and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

Standard & Poor’s®, S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund has been approximately 60% passively invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, comprised of 20% large capitalization stocks and 20% small cap stocks. Beginning July 1, 2016, the actively managed portfolio shifted to mid-cap stocks from large cap stocks, thus providing exposure to all levels of market capitalization among domestic stocks.

For the six months ended June 30, 2017, the S&P 500 of large capitalization stocks increased by 9.34% on a total return basis, while the Russell Midcap Core Index advanced 7.99%, the Russell Midcap® Value Index was up 5.18%, the Russell 2000® Growth Index was up 9.97% and the Russell 2000® Value Index was up 0.54%.

The All America Fund’s return for the six months ended June 30, 2017, before expenses was 8.30% and 8.03% after expenses versus the benchmark return of 9.34%. The underperformance of the Fund versus the S&P 500 during the first half of the year was due to the underperformance of the mid and small capitalization segments of the Fund as compared to the large capitalization benchmark.

EQUITY INDEX FUND

The Equity Index Fund’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Fund’s performance for the six months ended June 30, 2017, was 9.32% before expenses and 9.25% after expenses, just below the benchmark return of 9.34%. Note that the Equity Index Fund’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The Mid-Cap Equity Index Fund’s performance for the six months ended June 30, 2017, was 5.91% before expenses and 5.85% after expenses, finishing below the 5.99% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is capital appreciation. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2017, the Small Cap Value Fund returned 2.23% before expenses and 1.80% after expenses versus a 0.54% return for the Russell 2000® Value Index. Within the benchmark, the best performing sectors were Health Care and Utilities while the worst performing sectors were Retail and Energy.

Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Retail and Technology, while sectors detracting from Fund performance included Industrials and Energy.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 11.86% before expenses and 11.39% after expenses during the six months ended June 30, 2017. The Fund’s benchmark, the Russell 2000® Growth Index, returned 9.97% for the period.

The domestic growth sector showed attractive returns in the large, mid and small cap asset classes for the first six months of the year outperforming the value style. More specifically, the Health Care and Technology sectors both showed double digit returns for the first six months of the year. Health Care, which has been one of the best drivers of performance over the last several years, underperformed in 2016 and is leading the small cap growth market in 2017.

The Fund outperformed in both the Health Care and Information Technology sectors contributing to the overall return. The Energy sector had the most negative return, down over 30%; we outperformed in this sector.

Where we struggled was Consumer Staples, Industrials and Financials. However, our underperformance in these sectors was not enough to offset our strong performance in Health Care, Technology and Consumer Discretionary sectors.

Our outperformance was driven by stock selection not sector allocation.

After an initial belief we would have higher economic growth rates with the election of President Trump, domestic economic growth is now expected to be below the 2.5% level for the 2017 calendar year. With higher short-term interest rates and the lower expectation for domestic economic growth, investors moved back into growth stocks.

We expect macro events will continue to play an outsized role in the financial markets with reactions from investors happening in increasing short periods of time.

BOND FUND

The Bond Fund’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Fund include corporate, U.S. agency and mortgage-backed bonds, all of which normally yield more than U.S. Treasury issues.

The Bond Fund’s strategy is to overweight corporate bonds, underweight U.S. Treasuries, and market weight mortgage-backed securities. The portfolio’s aim is to maintain a similar maturity profile to the benchmark, the Bloomberg Barclays Aggregate Bond Index (the Aggregate) with an overweighting of BBB issuers. To achieve the duration target of approximately 90% of the benchmark, intermediate corporate and longer U.S. Treasury maturities are emphasized. The Bond Fund also stresses diversification in order to protect the Fund from unexpected credit events, so few corporate holdings exceed one-half of one percent of the Fund’s value. This extreme diversification will be maintained going forward as part of our risk control.

The fixed income market posted positive returns during the first half of 2017. All asset classes represented in the Aggregate delivered positive results during the period. Investment grade corporate bonds had the strongest showing, 3.80%, while asset-backed securities had the weakest, 1.14%. Longer-dated bonds, those set to mature in more than ten years, returned 5.81% and those with one to three years to maturity offered 0.73%.

The interest rate curve flattened as yields on short-dated U.S. Treasuries rose while those of long-dated U.S. Treasuries fell. Two-year U.S. Treasury Notes yielded 1.19% at the end of the 4th quarter of last year and 1.38% on June 30. Ten year yields fell 14 basis points or 0.14% to 2.30% during the first half of the year. This is not an uncommon effect during a Federal Reserve (Fed) tightening cycle. The front end of the yield curve, generally considered to be up to five years in maturity, is more affected by Fed policy. As the Fed raises rates, short term rates move with them. The longer end of the yield curve, maturities of seven to thirty years, is driven more by inflation expectations. As Fed tightenings in theory slow the economy, inflation is presumed to fall and tends to pull longer term rates down.

In the corporate bond market, high-grade spreads tightened from 127 basis points at the end of 2016 to 111 on June 30. This represents the tightest overall spread in almost three years. Continuing the theme evidenced in 2016, lower-rated credit outperformed higher-rated. For the six months ending on June 30, AAA-rated corporate spreads tightened from 73 to 65 basis points, while BBB-rated bond spreads tightened from 159 to 139 basis points. In general, financial spreads tightened the most and utility bond spreads rallied the least.

For the six months ended June 30, 2017, the Bond Fund returned 2.66% before expenses and 2.43% after expenses, versus a 2.27% return of the Bloomberg Barclays Aggregate Bond Index. The Fund’s relative outperformance was driven primarily by its overweight position in corporate bonds, in particular BBB-rated industrial bonds.

MONEY MARKET FUND

The Money Market Fund’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the six months ended June 30, 2017, the Money Market Fund returned 0.37% before expenses and 0.27% after expenses, compared to a 0.30% return for the Citigroup 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

The Federal Reserve (Fed) governors continue to withdraw some of the extraordinary measures put in place following the financial crisis in 2008. To that end, they’ve raised the Fed Funds target range twice in 2017, once in March and again in June. These moves represent the third and fourth increases in the cycle. While the frequency of future rate increases is uncertain, the Fed’s commitment to unwinding more of the measures taken since the crisis is clear. At the June meeting, the Fed laid out a plan to start reducing its holdings of $4.5 trillion in U.S. Treasury and mortgage-backed securities. The Committee intends to slowly decrease its reinvestment of the principal payments it receives from securities it holds. Once started, the plan calls for a reduction of $10 billion per month in purchases that will eventually rise to $50 billion per month.

The Fund’s strategy will continue to focus on quality, liquidity, and maintaining a relatively short weighted average maturity in light of the uncertainty of the path of interest rates. On June 30, the fund held 25% U.S. Treasury bills, 16% U.S. agency discount notes and the remainder in commercial paper. The average maturity was 26 days.

The seven-day effective yield as of August 15, 2017, was 0.90%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2017 (Unaudited)

All America Fund

Equity Index Fund

Mid-Cap Equity Index Fund

Small Cap Value Fund

Small Cap Growth Fund

Bond Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2017 (Unaudited) (Continued)

Money Market Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Funds’ Adviser, has contractually agreed to reimburse each Fund’s total operating expenses other than their respective investment management fees. This contractual obligation remains in effect through April 30, 2018 and will continue for succeeding 12 month periods ending April 30th unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

In addition, the Adviser to the Money Market Fund has agreed to waive as much of its investment management fee and reimburse as much of the other fund operating expenses as necessary in order to cause the cumulative monthly total investment return of the Money Market Fund, net of fees and expenses, to be no less than zero. The effective annualized investment management fee for the Money Market Fund during the six months ended June 30, 2017 was 0.20% and the Fund was reimbursed for all other operating expenses during the year. No investment management fees were waived during 2017.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2017 and held for the entire period ending June 30, 2017 under the expense reimbursement in effect during that period as described above.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees, which the Mutual of America Institutional Funds, Inc. Funds do not charge.

All America Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1 to June 30, 2017
Actual	$1,000.00	$1,080.28	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.95	$2.51

*	Expenses are equal to the Fund’s annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1 to June 30, 2017
Actual	$1,000.00	$1,092.50	$0.65
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.63

*	Expenses are equal to the Fund’s annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1 to June 30, 2017
Actual	$1,000.00	$1,058.51	$0.64
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.63

*	Expenses are equal to the Fund’s annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Value Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1 to June 30, 2017
Actual	$1,000.00	$1,017.98	$4.25
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.26

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1 to June 30, 2017
Actual	$1,000.00	$1,013.90	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.26

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1 to June 30, 2017
Actual	$1,000.00	$1,024.30	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$2.26

*	Expenses are equal to the Fund’s annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1 to June 30, 2017
Actual	$1,000.00	$1,002.72	$0.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.47	$1.00

*	Expenses are equal to the Fund’s annual expense ratio (before any fee waiver) of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.3%)
Amazon.com, Inc.*	118	$114,224
Comcast Corp. Cl A	1,410	54,877
Disney (Walt) Co.	433	46,006
Home Depot, Inc.	356	54,610
McDonald’s Corp.	243	37,218
Other Securities	8,006	449,803

		756,738

CONSUMER STAPLES (4.7%)
Altria Group, Inc.	575	42,820
Coca-Cola Co.	1,143	51,264
PepsiCo, Inc.	425	49,083
Philip Morris Int’l., Inc.	462	54,262
Proctor & Gamble Co.	760	66,234
Other Securities	4,405	295,055

		558,718

ENERGY (3.1%)
Chevron Corp.	562	58,633
Exxon Mobil Corp.	1,257	101,478
Other Securities	4,948	212,530

		372,641

FINANCIALS (10.9%)
Bank of America Corp.	2,959	71,785
Berkshire Hathaway, Inc. Cl B*	565	95,694
Citigroup, Inc.	819	54,775
iShares Core S&P 500 ETF	1,689	411,124
JPMorgan Chase & Co.	1,057	96,610
Wells Fargo & Co.	1,337	74,083
Other Securities	8,108	504,408

		1,308,479

HEALTH CARE (7.5%)
AbbVie, Inc.	472	34,225
Amgen, Inc.	219	37,718
Johnson & Johnson	801	105,964
Medtronic PLC	407	36,121
Merck & Co., Inc.	813	52,105
Pfizer, Inc.	1,774	59,589
UnitedHealth Group, Inc.	286	53,030
Other Securities	5,388	515,974

		894,726

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (5.3%)
3M Co.	177	$36,850
Alaska Air Group, Inc.	38	3,411
General Electric Co.	2,588	69,902
L-3 Communications Corp.	23	3,843
Other Securities	5,522	519,375

		633,381

INFORMATION TECHNOLOGY (11.5%)
Alphabet, Inc. Cl A*	88	81,812
Alphabet, Inc. Cl C*	88	79,968
Apple, Inc.	1,550	223,233
Cisco Systems, Inc.	1,488	46,574
Facebook, Inc. Cl A*	703	106,139
Intel Corp.	1,400	47,236
Int’l. Business Machines Corp.	255	39,227
Microsoft Corp.	2,297	158,332
Oracle Corp.	892	44,725
Visa, Inc. Cl A	550	51,579
Other Securities	7,733	495,199

		1,374,024

MATERIALS (1.5%)
Other Securities	2,551	175,488

REAL ESTATE (1.5%)
Welltower, Inc.	108	8,084
Other Securities	2,446	171,767

		179,851

TELECOMMUNICATION SERVICES (1.1%)
AT&T, Inc.	1,828	68,970
Verizon Communications, Inc.	1,212	54,128
Other Securities	250	9,051

		132,149

UTILITIES (1.6%)
Sempra Energy	75	8,456
Other Securities	3,392	187,088

		195,544

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $4,627,687) 55.0%		6,581,739

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	A-1+	0.89	08/10/17	$100,000	$99,901

TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $99,901) 0.8%					99,901

TOTAL INDEXED ASSETS (Cost: $4,727,588) 55.8%					$6,681,640

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2017 (Unaudited)

	Shares	Value

ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.4%)
Lions Gate Entertainment Corp. Cl A	704	$19,867
Lions Gate Entertainment Corp. Cl B*	705	18,528
Select Comfort Corp.*	1,210	42,943
Other Securities	11,775	445,157

		526,495

CONSUMER STAPLES (1.3%)
Other Securities	4,584	160,589

ENERGY (1.6%)
Other Securities	10,263	194,935

FINANCIALS (7.6%)
iShares Russell 2000 Value ETF	180	21,396
iShares Russell Mid-Cap ETF	110	21,132
iShares Russell Mid-Cap Value ETF	400	33,636
Starwood Property Trust, Inc.	1,830	40,974
SVB Financial Group*	227	39,904
Other Securities	21,026	749,788

		906,830

HEALTH CARE (4.7%)
Acadia Healthcare Co., Inc.*	1,539	75,996
Supernus Pharmaceuticals, Inc.*	911	39,265
Other Securities	9,106	450,897

		566,158

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (5.6%)
Alaska Air Group, Inc.	414	$37,160
L-3 Communications Corp.	198	33,082
Mueller Industries, Inc.	1,011	30,785
Other Securities	11,408	571,479

		672,506

INFORMATION TECHNOLOGY (6.8%)
LogMeIn, Inc.	352	36,785
Other Securities	23,209	773,273

		810,058

MATERIALS (2.4%)
Other Securities	7,790	287,384

REAL ESTATE (3.8%)
Welltower, Inc.	408	30,539
Other Securities	14,072	424,033

		454,572

TELECOMMUNICATION SERVICES (0.4%)
Other Securities	2,771	48,809

UTILITIES (2.1%)
Sempra Energy	267	30,104
Other Securities	4,771	222,336

		252,440

TOTAL ACTIVE ASSETS-COMMON STOCKS
(Cost: $4,178,113) 40.7%		4,880,776

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
INDUSTRIALS (0.0%) (2)
Mueller Industries, Inc.	NR	6.00	03/01/27	$4,000	$4,100

TOTAL ACTIVE ASSETS-LONG-TERM DEBT SECURITIES (Cost: $4,000) 0.0% (2)					4,100

	Shares	Value
ACTIVE ASSETS:
WARRANTS:
CONSUMER DISCRETIONARY (0.0%) (2)
Playa Hotels & Resorts NV — expiring 03/10/2022*	730	$788

FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. — expiring 07/29/2020*	394	335

TOTAL ACTIVE ASSETS-WARRANTS (Cost: $455) 0.0% (2)		1,123

TOTAL ACTIVE ASSETS (Cost: $4,182,568) 40.7%		4,885,999

TOTAL INVESTMENTS (Cost: $8,910,156) 96.5%		11,567,639

OTHER NET ASSETS 3.5%		419,560

NET ASSETS 100.0%		$11,987,199

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.9%)
Amazon.com, Inc.*	719	$695,992
Comcast Corp. Cl A	8,589	334,284
Disney (Walt) Co.	2,640	280,500
Home Depot, Inc.	2,167	332,418
McDonald’s Corp.	1,479	226,524
Priceline Group, Inc.*	90	168,347
Other Securities	48,691	2,582,258

		4,620,323

CONSUMER STAPLES (8.7%)
Altria Group, Inc.	3,501	260,719
Coca-Cola Co.	6,963	312,291
PepsiCo, Inc.	2,589	299,004
Philip Morris Int’l., Inc.	2,813	330,387
Proctor & Gamble Co.	4,632	403,679
Wal-Mart Stores, Inc.	2,674	202,368
Other Securities	24,175	1,595,490

		3,403,938

ENERGY (5.8%)
Chevron Corp.	3,427	357,539
Exxon Mobil Corp.	7,664	618,715
Schlumberger Ltd.	2,513	165,456
Other Securities	27,671	1,130,612

		2,272,322

FINANCIALS (16.3%)
Bank of America Corp.	18,033	437,471
Berkshire Hathaway, Inc. Cl B*	3,441	582,802
Citigroup, Inc.	4,987	333,531
iShares Core S&P 500 ETF	3,621	881,388
JPMorgan Chase & Co.	6,437	588,342
Wells Fargo & Co.	8,143	451,204
Other Securities	49,426	3,075,935

		6,350,673

HEALTH CARE (14.0%)
AbbVie, Inc.	2,879	208,756
Amgen, Inc.	1,334	229,755
Bristol-Myers Squibb Co.	2,989	166,547
Celgene Corp.*	1,414	183,636
Gilead Sciences, Inc.	2,365	167,395
Johnson & Johnson	4,881	645,707
Medtronic PLC	2,482	220,310
Merck & Co., Inc.	4,954	317,502
Pfizer, Inc.	10,815	363,276

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
UnitedHealth Group, Inc.	1,746	$323,743
Other Securities	26,078	2,628,893

		5,455,520

INDUSTRIALS (9.9%)
3M Co.	1,083	225,470
Boeing Co.	1,018	201,310
General Electric Co.	15,771	425,975
Honeywell International, Inc.	1,380	183,940
Union Pacific Corp.	1,464	159,444
United Technologies Corp.	1,349	164,726
Other Securities	28,862	2,505,968

		3,866,833

INFORMATION TECHNOLOGY (21.4%)
Alphabet, Inc. Cl A*	539	501,098
Alphabet, Inc. Cl C*	541	491,287
Apple, Inc.	9,445	1,360,266
Broadcom Ltd.	728	169,660
Cisco Systems, Inc.	9,066	283,766
Facebook, Inc. Cl A*	4,286	647,100
Intel Corp.	8,530	287,802
Int’l. Business Machines Corp.	1,549	238,283
MasterCard, Inc. Cl A	1,701	206,586
Microsoft Corp.	13,997	964,813
Oracle Corp.	5,441	272,812
Visa, Inc. Cl A	3,347	313,882
Other Securities	44,724	2,640,619

		8,377,974

MATERIALS (2.8%)
Other Securities	15,563	1,071,434

REAL ESTATE (2.8%)
Other Securities	15,575	1,098,528

TELECOMMUNICATION SERVICES (2.1%)
AT&T, Inc.	11,136	420,161
Verizon Communications, Inc.	7,384	329,769
Other Securities	1,527	55,309

		805,239

UTILITIES (3.1%)
Other Securities	21,100	1,189,928

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $28,330,763) 98.8%		38,512,712

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	0.89	08/10/17	$200,000	$199,802

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $199,802) 0.5%					199,802

TOTAL INVESTMENTS (Cost: $28,530,565) 99.3%					38,712,514

OTHER NET ASSETS 0.7%					284,038

NET ASSETS 100.0%					$38,996,552

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.9%)
Domino’s Pizza, Inc.	616	$130,302
NVR, Inc.*	44	106,067
Panera Bread Co. Cl A*	271	85,267
Other Securities	63,802	2,178,276

		2,499,912

CONSUMER STAPLES (3.5%)
Ingredion, Inc.	936	111,581
Other Securities	20,746	688,767

		800,348

ENERGY (2.7%)
Other Securities	43,825	629,150

FINANCIALS (17.7%)
Alleghany Corp.*	200	118,960
American Financial Group, Inc.	944	93,805
Berkley (W.R.) Corp.	1,262	87,293
East West Bancorp, Inc.	1,861	109,017
iShares Core S&P Mid-Cap ETF	3,063	532,804
MarketAxess Hldgs., Inc.	483	97,131
MSCI, Inc. Cl A	1,169	120,395
Reinsurance Grp. of America, Inc.	835	107,206
SEI Investments Co.	1,741	93,631
Signature Bank*	694	99,610
SVB Financial Group*	682	119,889
Other Securities	80,834	2,468,416

		4,048,157

HEALTH CARE (8.5%)
ResMed, Inc.	1,825	142,108
STERIS PLC	1,079	87,939
Teleflex, Inc.	577	119,878
VCA Inc.*	1,039	95,910
WellCare Health Plans, Inc.*	577	103,606
West Pharmaceutical Svcs., Inc.	953	90,078
Other Securities	24,729	1,305,529

		1,945,048

INDUSTRIALS (14.0%)
Huntington Ingalls Industries, Inc.	593	110,393
IDEX Corp.	980	110,750
JetBlue Airways Corp*	4,270	97,484
Lennox International, Inc.	500	91,820
Manpowergroup, Inc.	863	96,354

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Smith (A.O.) Corp.	1,872	$105,450
Toro Co.	1,389	96,244
Wabtec Corp.	1,108	101,382
Other Securities	43,249	2,406,046

		3,215,923

INFORMATION TECHNOLOGY (16.5%)
Arrow Electronics, Inc.*	1,140	89,399
Broadridge Financial Solutions, Inc.	1,528	115,456
Cadence Design Systems, Inc.*	3,607	120,798
CDK Global, Inc.	1,847	114,625
Cognex Corp.	1,118	94,918
Henry (Jack) & Associates, Inc.	1,008	104,701
Keysight Technologies, Inc.*	2,388	92,965
Leidos Hldgs., Inc.	1,849	95,575
Take-Two Interactive Software, Inc.*	1,343	98,549
Trimble Navigation Ltd.*	3,269	116,605
Other Securities	67,143	2,746,653

		3,790,244

MATERIALS (7.1%)
Packaging Corp. of America	1,203	133,998
RPM International, Inc.	1,738	94,808
Steel Dynamics, Inc.	3,073	110,044
The Chemours Co.	2,386	90,477
Other Securities	27,572	1,187,480

		1,616,807

REAL ESTATE (9.2%)
Camden Property Trust	1,133	96,883
Duke Realty Corp.	4,577	127,927
Kilroy Realty Corp.	1,259	94,614
Other Securities	57,632	1,791,178

		2,110,602

TELECOMMUNICATION SERVICES (0.2%)
Other Securities	15,720	50,595

UTILITIES (5.1%)
Atmos Energy Corp.	1,352	112,148
OGE Energy Corp.	2,529	87,984
UGI Corp.	2,204	106,696
Westar Energy, Inc.	1,830	97,027
Other Securities	17,159	760,655

		1,164,510

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $17,457,307) 95.4%		21,871,296

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.3%)
U.S. Treasury Bill (1)	A-1+	0.76	07/06/17	$300,000	$299,968

COMMERCIAL PAPER (1.7%)
Wisconsin Power & Light	A-1	1.10	07/05/17	400,000	399,951

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $699,919) 3.0%					699,919

TOTAL INVESTMENTS (Cost: $18,157,226) 98.4%					22,571,215

OTHER NET ASSETS 1.6%					354,519

NET ASSETS 100.0%					$22,925,734

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP VALUE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (8.4%)
Bassett Furniture Industries, Inc.	2,636	$100,036
Houghton Mifflin Harcourt Co.*	12,425	152,828
Playa Hotels & Resorts NV*	7,710	92,135
Select Comfort Corp.*	5,519	195,869
Unifi, Inc.*	2,973	91,568
Other Securities	11,626	241,196

		873,632

CONSUMER STAPLES (2.5%)
Crimson Wine Group Ltd.*	11,299	121,012
Other Securities	6,750	135,722

		256,734

ENERGY (4.5%)
PBF Energy, Inc.	6,789	151,123
Other Securities	31,837	313,063

		464,186

FINANCIALS (31.3%)
Allied World Assurance Co. Hldgs. AG	1,709	90,406
American Equity Investment Life Hldg. Co.	3,744	98,392
Aspen Insurance Hldgs. Ltd.	1,861	92,771
BancFirst Corp.	1,351	130,507
Banner Corp.	2,203	124,492
Brookline Bancorp, Inc.	8,345	121,837
Bryn Mawr Bank Corp.	2,442	103,785
Canadian Imperial Bank of Commerce	1,122	91,062
Customers Bancorp, Inc.*	3,465	97,990
Eagle Bancorp, Inc.*	1,312	83,050
Ellington Financial LLC	7,247	117,474
Enterprise Financial Svcs. Corp.	2,635	107,508
First Interstate BancSytem, Inc.	3,090	114,948
Glacier Bancorp, Inc.	2,737	100,202
Investors Bancorp, Inc.	6,368	85,076
Marlin Business Svcs. Corp.	3,910	98,337
NMI Hldgs., Inc. Cl A*	9,587	109,771
Northfield Bancorp, Inc.	5,798	99,436
Selective Insurance Group, Inc.	2,699	135,085
Stock Yards Bancorp, Inc.	4,718	183,530
SVB Financial Group*	1,173	206,202
Other Securities	32,761	872,105

		3,263,966

HEALTH CARE (5.1%)
Supernus Pharmaceuticals, Inc.*	4,228	182,227
Other Securities	19,092	351,463

		533,690

	Shares	Value

COMMON STOCKS (CONTINUED):
INDUSTRIALS (13.5%)
Alaska Air Group, Inc.	961	$86,259
AZZ, Inc.	1,687	94,135
Deluxe Corp.	1,367	94,624
Encore Wire Corp.	2,376	101,455
Miller Industries, Inc.	5,818	144,577
Mueller Industries, Inc.	7,755	236,135
VSE Corp.	2,109	94,863
Other Securities	15,479	549,009

		1,401,057

INFORMATION TECHNOLOGY (11.6%)
MKS Instruments, Inc.	1,542	103,777
Proofpoint, Inc.*	1,273	110,535
Stamps.com, Inc.*	606	93,854
SYNNEX Corp.	734	88,051
Other Securities	60,418	815,542

		1,211,759

MATERIALS (3.9%)
Kaiser Aluminum Corp.	1,282	113,483
Kraton Corporation Inc.*	2,846	98,016
Other Securities	9,255	190,145

		401,644

REAL ESTATE (10.6%)
Colony NorthStar, Inc. Cl A	8,538	120,300
Easterly Government Pptys.	4,857	101,754
Forest City Realty Trust, Inc. Cl A	6,341	153,262
Highwoods Properties, Inc.	2,060	104,463
Terreno Realty Corp.	2,459	82,770
The GEO Group, Inc.	3,085	91,223
Other Securities	29,735	453,622

		1,107,394

TELECOMMUNICATION SERVICES (1.3%)
ORBCOMM, Inc.*	7,678	86,761
Other Securities	1,646	50,532

		137,293

UTILITIES (4.2%)
Avista Corp.	2,063	87,595
Other Securities	6,595	354,449

		442,044

TOTAL COMMON STOCKS (Cost: $7,935,654) 96.9%		10,093,399

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP VALUE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
INDUSTRIALS (0.4%)
Mueller Industries, Inc.	NR	6.00	03/01/27	$38,000	$38,950

TOTAL LONG-TERM DEBT SECURITIES (Cost: $38,000) 0.4%					38,950

	Shares	Value
WARRANTS:
CONSUMER DISCRETIONARY (0.1%)
Playa Hotels & Resorts NV — expiring 03/10/2022*	6,530	$7,052

FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. — expiring 07/29/2020*	3,504	2,978

TOTAL WARRANTS (Cost: $4,056) 0.1%		10,030

TOTAL INVESTMENTS (Cost: $7,977,710) 97.4%		10,142,379

OTHER NET ASSETS 2.6%		274,546

NET ASSETS 100.0%		$10,416,925

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP GROWTH FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (14.4%)
Bloomin’ Brands, Inc.	3,504	$74,390
Five Below, Inc.*	2,315	114,292
Haverty Furniture Cos., Inc.	3,751	94,150
Lions Gate Entertainment Corp. Cl A	1,804	50,895
Lions Gate Entertainment Corp. Cl B*	1,804	47,396
Lithia Motors, Inc. Cl A	753	70,955
Red Rock Resorts, Inc. Cl A	2,855	67,235
Select Comfort Corp.*	3,505	124,392
Steve Madden Ltd.*	1,461	58,367
Thor Industries, Inc.	651	68,043
Other Securities	9,260	316,798

		1,086,913

CONSUMER STAPLES (2.8%)
WD-40 Co.	734	80,997
Other Securities	5,376	131,908

		212,905

ENERGY (1.0%)
Other Securities	3,899	72,300

FINANCIALS (6.5%)
Moelis & Co. Cl A	1,633	63,442
United Insurance Hldgs. Corp.	3,479	54,725
Other Securities	12,875	371,500

		489,667

HEALTH CARE (21.8%)
Acadia Healthcare Co., Inc.*	3,212	158,605
Exact Sciences Corp.*	1,612	57,016
Kite Pharma, Inc.*	558	57,848
NuVasive, Inc.*	718	55,229
Omnicell, Inc.*	2,107	90,812
Supernus Pharmaceuticals, Inc.*	2,427	104,604
WellCare Health Plans, Inc.*	365	65,539
Other Securities	23,739	1,057,051

		1,646,704

INDUSTRIALS (14.7%)
Allegiant Travel Co.	612	82,987
Astronics Corp.*	1,950	59,416
EnPro Industries, Inc.	1,633	116,547
Granite Construction, Inc.	2,070	99,857
Healthcare Svcs. Group, Inc.	1,766	82,702
John Bean Technologies Corp.	574	56,252
Mueller Water Products, Inc. Cl A	5,710	66,693
Sun Hydraulics Corp.	1,881	80,262
Teledyne Technologies, Inc.*	541	69,059

	Shares	Value

COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Trex Co., Inc.*	993	$67,186
Other Securities	12,126	332,473

		1,113,434

INFORMATION TECHNOLOGY (24.6%)
Callidus Software, Inc.*	3,602	87,168
CommVault Systems, Inc.*	1,120	63,224
EPAM Systems, Inc.*	944	79,381
Everspin Technologies, Inc.*	2,750	54,945
LogMeIn, Inc.	801	83,705
Monolithic Power Systems, Inc.	699	67,384
New Relic, Inc.*	1,729	74,364
Proofpoint, Inc.*	1,145	99,420
Stamps.com, Inc.*	345	53,432
Take-Two Interactive Software, Inc.*	762	55,916
Zendisk, Inc.*	2,813	78,145
Other Securities	43,724	1,070,062

		1,867,146

MATERIALS (4.7%)
Berry Global Group, Inc.*	1,049	59,803
Ferro Corp.*	5,991	109,575
U.S. Concrete, Inc.*	903	70,931
Other Securities	6,098	117,317

		357,626

REAL ESTATE (5.0%)
Easterly Government Pptys.	2,957	61,949
QTS Realty Trust, Inc.	1,478	77,344
Terreno Realty Corp.	1,936	65,166
Other Securities	5,906	173,556

		378,015

TELECOMMUNICATION SERVICES (1.6%)
ORBCOMM, Inc.*	6,047	68,331
Shenandoah Telecommunications Co.	1,826	56,058

		124,389

UTILITIES (2.2%)
Chesapeake Utilities Corp.	1,224	91,739
Northwest Natural Gas Co.	1,216	72,778

		164,517

TOTAL COMMON STOCKS (Cost: $6,240,212) 99.3%		7,513,616

TOTAL INVESTMENTS (Cost: $6,240,212) 99.3%		7,513,616

OTHER NET ASSETS 0.7%		54,242

NET ASSETS 100.0%		$7,567,858

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (21.2%)
U.S. Treasury Bond	AA+	1.50 - 2.88	08/15/26 - 05/15/43	$900,000	$856,794
U.S. Treasury Note	AA+	1.63 - 2.38	02/15/26 - 05/15/27	1,790,000	1,777,540
U.S. Treasury Strip	AA+	0.00	08/15/28 - 08/15/29	2,100,000	1,566,132

					4,200,466

U.S. GOVERNMENT AGENCIES (29.6%)
MORTGAGE-BACKED OBLIGATIONS (29.6%)
FHLMC	AA+	2.50 - 6.00	03/01/21 - 05/01/46	1,213,417	1,263,996
FHLMC ARM	AA+	2.76 - 4.62	02/01/36 - 09/01/39	23,407	24,632
FHLMC Strip	AA+	3.00	01/15/43	65,341	64,872
FNMA	AA+	2.40 - 8.00	04/01/18 - 12/25/49	3,494,005	3,653,460
FNMA Strip	AA+	3.00	08/25/42	58,294	58,408
GNMA (3)	AA+	4.00 - 7.00	10/15/24 - 10/20/43	348,502	375,425
Small Business Administration (3)	AA+	2.81	06/01/37	400,000	400,750
Other Securities				22,492	23,823

					5,865,366

CORPORATE DEBT (47.2%)
CONSUMER DISCRETIONARY (8.2%)
Advance Auto Parts, Inc.	BBB-	4.50 - 5.75	05/01/20 - 01/15/22	155,000	166,386
Dollar General Corp.	BBB	3.25	04/15/23	85,000	86,576
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	90,950
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	86,300
NVR, Inc.	BBB+	3.95	09/15/22	85,000	88,989
Omnicom Group, Inc.	BBB+	3.63 - 4.45	08/15/20 - 05/01/22	85,000	90,344
Staples, Inc.	BBB-	4.38	01/12/23	85,000	86,147
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	106,628
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	85,000	87,626
Other Securities				695,000	729,843

					1,619,789

CONSUMER STAPLES (2.8%)
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	95,000	98,401
Sysco Corp.	BBB+	2.60 - 3.75	06/12/22 - 10/01/25	105,000	107,083
Whole Foods Market, Inc.	BBB-	5.20	12/03/25	100,000	115,570
Other Securities				220,000	230,274

					551,328

ENERGY (3.3%)
Energen Corp.	BB	4.63	09/01/21	85,000	86,063
EQT Corp.	BBB	4.88	11/15/21	85,000	90,655
Other Securities				390,000	393,925
Other Securities†				85,000	84,962

					655,605

FINANCIALS (8.7%)
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	85,000	91,702
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	91,708
Other Securities				1,300,000	1,361,186
Other Securities†				175,000	184,399

					1,728,995

HEALTH CARE (4.9%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	91,439
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	91,329
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	85,794
Laboratory Corp. of America	BBB	3.75	08/23/22	85,000	88,331
Owens & Minor, Inc.	BBB	3.88	09/15/21	85,000	86,955
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	91,849

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
HEALTH CARE (CONTINUED)
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	$85,000	$90,499
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	85,000	90,911
Other Securities				245,000	256,460

					973,567

INDUSTRIALS (3.8%)
Crane Co.	BBB	2.75	12/15/18	90,000	90,935
Equifax, Inc.	BBB+	3.30	12/15/22	85,000	86,937
Penske Truck Leasing Co. LP†	BBB	3.38	03/15/18	85,000	85,990
Southwest Airlines Co.	BBB	2.75	11/06/19	85,000	86,325
Other Securities				385,000	393,589

					743,776

INFORMATION TECHNOLOGY (4.9%)
Adobe Systems, Inc.	A	4.75	02/01/20	85,000	91,178
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	106,534
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	89,901
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	86,559
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	91,846
Symantec Corp.	BB+	4.20	09/15/20	85,000	89,463
Total System Services, Inc.	BBB-	3.75	06/01/23	85,000	88,195
Other Securities				315,000	317,774

					961,450

MATERIALS (4.9%)
Albemarle Corp.	BBB	4.50	12/15/20	85,000	91,643
Carpenter Technology Corp.	BBB-	4.45	03/01/23	85,000	86,531
Domtar Corp.	BBB-	4.40	04/01/22	85,000	89,327
Newmont Mining Corp.	BBB	3.50	03/15/22	85,000	87,900
Southern Copper Corp.	BBB	3.50	11/08/22	85,000	86,415
Other Securities				520,000	528,737

					970,553

REAL ESTATE (3.3%)
American Tower Corp.	BBB-	4.50	01/15/18	85,000	86,164
Healthcare Realty Trust	BBB	3.75	04/15/23	85,000	86,464
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	91,112
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	89,503
Other Securities				290,000	305,739

					658,982

TELECOMMUNICATION SERVICES (0.6%)
Other Securities				115,000	117,769

UTILITIES (1.8%)
Entergy Corp.	BBB	5.13	09/15/20	85,000	91,602
Other Securities				270,000	273,495

					365,097

TOTAL LONG-TERM DEBT SECURITIES (Cost: $19,064,466) 98.0%					19,412,743

TOTAL INVESTMENTS (Cost: $19,064,466) 98.0%					19,412,743

OTHER NET ASSETS 2.0%					406,845

NET ASSETS 100.0%					$19,819,588

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (24.7%)
U.S. Treasury Bill	A-1+	0.73	07/06/17	$600,000	$599,939
U.S. Treasury Bill	A-1+	0.77	07/13/17	400,000	399,898
U.S. Treasury Bill	A-1+	0.80	07/20/17	1,000,000	999,577
U.S. Treasury Bill	A-1+	0.80	07/27/17	1,100,000	1,099,367
U.S. Treasury Bill	A-1+	0.85	08/03/17	1,000,000	999,220
U.S. Treasury Bill	A-1+	0.86	08/17/17	750,000	749,160
U.S. Treasury Bill	A-1+	0.89	08/10/17	500,000	499,505
U.S. Treasury Bill	A-1+	0.91	08/24/17	600,000	599,178

					5,945,844

U.S. GOVERNMENT AGENCIES (15.8%)
FHLB	A-1+	0.45	07/03/17	200,000	199,995
FHLB	A-1+	0.88	07/14/17	500,000	499,841
FHLB	A-1+	0.94	07/21/17	700,000	699,634
FHLB	A-1+	1.01	08/25/17	400,000	399,383
FHLB	A-1+	1.02	08/02/17	800,000	799,271
FHLB	A-1+	1.02	08/25/17	600,000	599,065
FHLB	A-1+	1.03	08/23/17	600,000	599,090

					3,796,279

COMMERCIAL PAPER (59.5%)
Apple, Inc.†	A-1+	1.08	08/07/17	400,000	399,556
Cisco Systems, Inc.†	A-1+	0.93	07/12/17	750,000	749,787
Coca-Cola Co.†	A-1+	1.10	08/28/17	800,000	798,582
Colgate-Palmolive Co.†	A-1+	1.07	07/17/17	900,000	899,572
Hershey Co.†	A-1	0.94	07/07/17	400,000	399,937
Hershey Co.†	A-1	1.12	07/10/17	400,000	399,888
Intercontinental Exchange, Inc.†	A-1	1.10	07/19/17	700,000	699,615
J.P. Morgan Securities LLC	A-1	1.00	07/05/17	500,000	499,944
J.P. Morgan Securities LLC	A-1	1.10	07/11/17	135,000	134,959
J.P. Morgan Securities LLC	A-1	1.20	07/17/17	215,000	214,885
Microsoft Corp.†	A-1+	0.90	07/18/17	800,000	799,660
National Rural Utilities	A-1	1.12	07/13/17	800,000	799,701
National Rural Utilities	A-1	1.15	07/27/17	100,000	99,917
Nestle Capital Corp.†	A-1+	0.87	07/03/17	250,000	249,988
Nestle Capital Corp.†	A-1+	1.09	08/22/17	600,000	599,055
Novartis Finance Corp.†	A-1+	0.94	07/10/17	800,000	799,812
PepsiCo, Inc.†	A-1	0.90	07/06/17	600,000	599,925
PepsiCo, Inc.†	A-1	1.10	07/24/17	250,000	249,824
Pfizer, Inc.†	A-1+	0.90	07/17/17	700,000	699,720
QUALCOMM, Inc.†	A-1	0.88	07/11/17	800,000	799,804
Simon Ppty. Group LP†	A-1	1.25	09/25/17	800,000	797,553
Toyota Motor Credit Corp.	A-1+	0.95	07/07/17	300,000	299,952
Toyota Motor Credit Corp.	A-1+	1.05	07/28/17	500,000	499,606
Unilever Capital Corp.†	A-1	0.90	07/05/17	850,000	849,915
Wal-Mart Stores, Inc.†	A-1+	1.11	07/19/17	400,000	399,778
Washington Gas Light Co.	A-1	1.11	07/11/17	600,000	599,815

					14,340,750

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $24,082,930) 100.0%					24,082,873

TOTAL INVESTMENTS (Cost: $24,082,930) 100.0%					24,082,873

OTHER NET ASSETS 0.0% (2)					11,718

NET ASSETS 100.0%					$24,094,591

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

“Other Securities” represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
BOND FUND	$355,351	1.8%
MONEY MARKET FUND	$11,191,971	46.5%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2017, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	3	E-mini S&P 500 Stock Index	P	September 2017	$363,135	$(1,140)	3.1%
EQUITY INDEX FUND	4	E-mini S&P 500 Stock Index	P	September 2017	$484,180	$(1,520)	1.3%
MID-CAP EQUITY INDEX FUND	6	E-mini S&P MidCap 400 Stock Index	P	September 2017	$1,047,660	$(6,720)	4.6%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.

(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS
Investments at fair value (Notes 1 and 3)
(Cost: All America Fund — $8,910,156 Equity Index Fund — $28,530,565 Mid-Cap Equity Index Fund — $18,157,226 Small Cap Value Fund — $7,977,710 Small Cap Growth Fund — $6,240,212 Bond Fund — $19,064,466 Money Market Fund — $25,082,930)	$11,567,639	$38,712,514	$22,571,215	$10,142,379
Cash	457,626	234,721	386,262	276,890
Interest and dividends receivable	11,570	37,602	21,691	10,227
Receivable for securities sold	30,316	27,286	1,731	27,141
Receivable for daily variation on future contracts	165	180	720	—
Other receivables	—	—	—	—

TOTAL ASSETS	12,067,316	39,012,303	22,981,619	10,456,637

LIABILITIES
Payable for securities purchased	80,117	15,751	55,885	39,712
Shareholder redemptions payable	—	—	—	—
Other payables	—	—	—	—

TOTAL LIABILITIES	80,117	15,751	55,885	39,712

NET ASSETS	$11,987,199	$38,996,552	$22,925,734	$10,416,925

SHARES OUTSTANDING (Note 4)	1,024,705	3,574,194	1,951,845	773,865

NET ASSET VALUE PER SHARE	$11.70	$10.91	$11.75	$13.46

COMPONENTS OF NET ASSETS
Paid-in capital	$8,132,733	$27,423,261	$17,235,183	$7,856,968
Accumulated undistributed net investment income (loss)	5,843	(1,913)	4,046	40,236
Accumulated undistributed net realized gain (loss) on investments and futures contracts	1,192,280	1,394,775	1,279,236	355,052
Net unrealized appreciation (depreciation) of investments and futures contracts	2,656,343	10,180,429	4,407,269	2,164,669

NET ASSETS	$11,987,199	$38,996,552	$22,925,734	$10,416,925

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	Bond Fund	Money Market Fund

$7,513,616	$19,412,743	$24,082,873
129,616	532,431	17,718
6,035	122,555	—
103,307	3,655	—
—	—	—
481	—	—

7,753,055	20,071,384	24,100,591

185,197	101,796	—
—	—	6,000
—	150,000	—

185,197	251,796	6,000

$7,567,858	$19,819,588	$24,094,591

583,807	2,006,736	2,289,955

$12.96	$9.88	$10.52

$5,829,573	$19,472,521	$24,092,919
(204)	12,660	2,375
465,085	(13,870)	(646)
1,273,404	348,277	(57)

$7,567,858	$19,819,588	$24,094,591

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$106,213	$388,273	$174,290	$150,672
Interest	412	611	1,766	709

Total investment income	106,625	388,884	176,056	151,381

EXPENSES (Note 2)
Investment advisory fees	28,800	23,945	14,152	43,752
Other operating expenses:
Accounting and recordkeeping expenses	47,955	68,270	44,072	18,370
Shareholder reports	3,358	2,790	2,790	2,790
Custodian expenses	18,207	13,622	11,469	2,854
Transfer agent fees	7,725	25,571	15,116	6,859
Independent directors’ fees and expenses	295	978	579	262
Audit	6,551	21,687	12,820	5,817
Legal and Compliance	15,529	51,406	30,388	13,789
Administrative	14,221	47,078	27,830	12,627
Licenses	1,501	8,280	4,894	—
Other	4,401	14,567	8,612	3,908

Total operating expenses	119,743	254,249	158,570	67,276

Total expenses before reimbursement	148,543	278,194	172,722	111,028
Fee waiver and expense reimbursement (Note 2)	(119,743)	(254,249)	(158,570)	(67,276)

Net expenses	28,800	23,945	14,152	43,752

Net Investment Income (Loss) (Note1)	77,825	364,939	161,904	107,629

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1)
Net realized gain (loss) on:
Investment securities	149,081	1,204,233	1,388,260	218,771
Futures contracts	26,362	45,362	27,184	—

	175,443	1,249,595	1,415,444	218,771

Change in net unrealized appreciation (depreciation) of:
Investment securities	632,578	1,805,539	(268,778)	(136,590)
Futures contracts	2,010	3,480	(6,720)	—

	634,588	1,809,019	(275,498)	(136,590)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	810,031	3,058,614	1,139,946	82,181

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$887,856	$3,423,553	$1,301,850	$189,810

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	Bond Fund	Money Market Fund

$32,070	$—	$—
—	323,992	90,300

32,070	323,992	90,300

30,286	40,560	24,509

14,360	40,410	33,743
2,824	3,393	3,617
6,481	7,241	2,810
4,728	12,053	16,382
181	461	626
4,010	10,222	13,893
9,505	24,230	32,932
8,704	22,190	30,159
—	—	—
2,694	6,867	9,333

53,487	127,067	143,495

83,773	167,627	168,004
(53,487)	(127,067)	(143,495)

30,286	40,560	24,509

1,784	283,432	65,791

320,498	(12,663)	15
—	—	—

320,498	(12,663)	15

454,678	158,287	(120)
—	—	—

454,678	158,287	(120)

775,176	145,624	(105)

$776,960	$429,056	$65,686

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund
	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$77,825	$157,327	$364,939	$718,102	$161,904	$333,752
Net realized gain (loss) on investments and futures contracts	175,443	1,244,613	1,249,595	787,971	1,415,444	1,079,554
Change in net unrealized appreciation (depreciation) of investments and futures contracts	634,588	(233,916)	1,809,019	2,441,506	(275,498)	2,420,634

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	887,856	1,168,024	3,423,553	3,947,579	1,301,850	3,833,940

DISTRIBUTIONS (Note 1 AND Note 6)
From net investment income	(71,983)	(152,041)	(366,853)	(712,242)	(157,858)	(261,675)
From net realized gains	—	(255,970)	—	(599,236)	—	(1,181,030)
Return of capital	—	—	—	—	—	(50,042)

Total distributions	(71,983)	(408,011)	(366,853)	(1,311,478)	(157,858)	(1,492,747)

CAPITAL TRANSACTIONS
Proceeds from the sale of shares	129,300	112,645	336,034	2,842,773	167,429	400,190
Dividend reinvestments	71,234	404,861	365,836	1,308,897	157,372	1,489,768
Cost of shares redeemed	(15,634)	(613,334)	(2,527,373)	(3,017,004)	(923,561)	(1,166,103)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	184,900	(95,828)	(1,825,503)	1,134,666	(598,760)	723,855

NET INCREASE (DECREASE) IN NET ASSETS	1,000,773	664,185	1,231,197	3,770,767	545,232	3,065,048
NET ASSETS, BEGINNING OF PERIOD	10,986,426	10,322,241	37,765,355	33,994,588	22,380,502	19,315,454

NET ASSETS, END OF PERIOD	$11,987,199	$10,986,426	$38,996,552	$37,765,355	$22,925,734	$22,380,502

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$5,843	$4,129	$(1,913)	$6,555	$4,046	$—

OTHER INFORMATION:
Shares outstanding at beginning of period	1,008,661	1,015,745	3,746,111	3,634,853	2,003,077	1,944,512

Shares issued	11,412	10,640	31,333	287,397	14,495	34,593
Shares issued as reinvestment of dividends	6,056	38,991	33,295	135,305	13,330	134,119
Shares redeemed	(1,424)	(56,715)	(236,545)	(311,444)	(79,057)	(110,147)

Net increase (decrease)	16,044	(7,084)	(171,917)	111,258	(51,232)	58,565

Shares outstanding at end of period	1,024,705	1,008,661	3,574,194	3,746,111	1,951,845	2,003,077

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund		Small Cap Growth Fund		Bond Fund		Money Market Fund
For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016

$107,629	$104,078	$1,784	$1,017	$283,432	$516,317	$65,791	$58,094
218,771	412,174	320,498	270,864	(12,663)	7,302	15	74
(136,590)	1,277,008	454,678	262,753	158,287	175,757	(120)	(352)

189,810	1,793,260	776,960	534,634	429,056	699,376	65,686	57,816

(67,393)	(97,494)	(1,988)	—	(277,668)	(514,533)	(64,227)	(57,671)
—	(207,653)	—	(22,926)	—	(16,790)	—	—
—	—	—	—	—	—	—	—

(67,393)	(305,147)	(1,988)	(22,926)	(277,668)	(531,323)	(64,227)	(57,671)

56,000	12,000	108,913	12,000	2,226,247	623,685	3,401,539	10,644,100
67,226	305,147	1,988	22,926	273,624	525,768	64,223	57,667
(271,247)	(329,116)	(202,014)	(191,520)	(59,000)	(555,015)	(4,733,093)	(13,264,057)

(148,021)	(11,969)	(91,113)	(156,594)	2,440,871	594,438	(1,267,331)	(2,562,290)

(25,604)	1,476,144	683,859	355,114	2,592,259	762,491	(1,265,872)	(2,562,145)
10,442,529	8,966,385	6,883,999	6,528,885	17,227,329	16,464,838	25,360,463	27,922,608

$10,416,925	$10,442,529	$7,567,858	$6,883,999	$19,819,588	$17,227,329	$24,094,591	$25,360,463

$40,236	$642	$(204)	$—	$12,660	$6,896	$2,375	$811

784,638	784,101	591,406	604,813	1,761,531	1,701,629	2,410,224	2,653,599

4,284	1,017	8,795	1,119	223,594	62,824	322,907	1,011,172
4,988	23,595	152	1,959	27,613	52,918	6,104	5,482
(20,045)	(24,075)	(16,546)	(16,485)	(6,002)	(55,840)	(449,280)	(1,260,029)

(10,773)	537	(7,599)	(13,407)	245,205	59,902	(120,269)	(243,375)

773,865	784,638	583,807	591,406	2,006,736	1,761,531	2,289,955	2,410,224

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2017 and the five years ended December 31, 2016 and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund
	Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,
			2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.89		$10.16	$10.41	$12.47	$10.20	$9.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.08		0.16	0.15	0.17	0.18	0.14
Net Realized and Unrealized Gains (or Losses) on Investments and Futures Contracts	0.80		0.97	(0.10)	1.20	3.04	1.19

Total From Investment Operations	0.88		1.13	0.05	1.37	3.22	1.33

Less: Distributions
From Net Investment Income	(0.07)		(0.15)	(0.15)	(0.16)	(0.23)	(0.12)
From Net Realized Gains	—		(0.25)	(0.15)	(3.27)	(0.72)	(0.36)

Total Distributions	(0.07)		(0.40)	(0.30)	(3.43)	(0.95)	(0.48)

Net Asset Value, End of Period	$11.70		$10.89	$10.16	$10.41	$12.47	$10.20

Total Return (%)(a)	8.03	(g)	11.39	0.47	11.21	32.09	14.26
Net Assets End of Period (in millions)	12.0		11.0	10.3	10.5	24.5	19.7
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	1.35	(h)	1.50	1.40	1.33	1.47	0.96
Ratio of Expenses to Average Net Assets (%)	2.57	(h)	2.83	2.79	1.13	1.27	1.10
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	(h)	0.50	0.50	0.50	0.50	1.10
Portfolio Turnover Rate (%)(b)	11.51	(g)	47.33	14.35	18.87	20.39	19.04

(a)	Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

(e)	Less than half of one basis point in investment management expenses was waived as per the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(f)	Includes $0.03 of tax-basis return of capital distributions.

(g)	Not Annualized.

(h)	Annualized.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Equity Index Fund							Mid-Cap Equity Index Fund								Small Cap Value Fund
Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,						Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,
		2016	2015	2014	2013	2012			2016		2015	2014	2013	2012			2016	2015	2014	2013	2012
$10.08		$9.35	$9.70	$12.95	$10.07	$8.83	$11.17		$9.93		$11.70	$14.49	$11.51	$10.19	$13.31		$11.44	$11.96	$13.37	$11.34	$9.97

0.10		0.20	0.19	0.25	0.22	0.20	0.08		0.18		0.18	0.21	0.18	0.18	0.14		0.13	0.13	0.15	0.23	0.09
0.83		0.89	(0.07)	1.48	2.99	1.22	0.58		1.85		(0.43)	1.14	3.63	1.64	0.10		2.14	(0.53)	0.51	3.11	1.38

0.93		1.09	0.12	1.73	3.21	1.42	0.66		2.03		(0.25)	1.35	3.81	1.82	0.24		2.27	(0.40)	0.66	3.34	1.47

(0.10)		(0.20)	(0.19)	(0.25)	(0.33)	(0.18)	(0.08)		(0.16	)(f)	(0.17)	(0.20)	(0.17)	(0.15)	(0.09)		(0.13)	(0.12)	(0.11)	(0.24)	(0.10)
—		(0.16)	(0.28)	(4.73)	—	—	—		(0.63)		(1.35)	(3.94)	(0.66)	(0.35)	—		(0.27)	—	(1.96)	(1.07)	—

(0.10)		(0.36)	(0.47)	(4.98)	(0.33)	(0.18)	(0.08)		(0.79)		(1.52)	(4.14)	(0.83)	(0.50)	(0.09)		(0.40)	(0.12)	(2.07)	(1.31)	(0.10)

$10.91		$10.08	$9.35	$9.70	$12.95	$10.07	$11.75		$11.17		$9.93	$11.70	$14.49	$11.51	$13.46		$13.31	$11.44	$11.96	$13.37	$11.34

9.25	(g)	11.83	1.34	13.52	32.15	16.07	5.85	(g)	20.56		(2.31)	9.66	33.35	17.89	1.80	(g)	19.97	(3.48)	5.20	29.64	14.79
39.0		37.8	34.0	33.9	88.5	63.5	22.9		22.4		19.3	22.6	50.3	38.3	10.4		10.4	9.0	9.0	14.5	8.3
1.90	(h)	2.06	1.96	1.88	1.95	2.15	1.43	(h)	1.66		1.49	1.35	1.32	1.61	2.09	(h)	1.12	1.08	0.99	1.76	1.16
1.45	(h)	1.55	1.63	0.58	0.59	0.64	1.52	(h)	1.65		1.57	0.59	0.63	0.70	2.15	(h)	2.30	2.35	1.36	1.43	1.43
0.125	(h)	0.125	0.125	0.12	0.12	0.12	0.125	(h)	0.125		0.125	0.12	0.13	0.12	0.85	(h)	0.85	0.85	0.85	0.85	1.43
4.33	(g)	11.49	5.62	13.69	4.18	5.91	15.87	(g)	35.13		26.53	19.87	17.32	17.38	9.40	(g)	34.54	20.16	38.80	52.76	23.22

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund
	Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,
			2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.64		$10.79	$12.11	$14.35	$10.89	$10.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	—	(d)	— (d)	(0.02)	(0.01)	0.03	(0.01)
Net Realized and Unrealized Gains (or Losses) on Investments and Futures Contracts	1.32		0.89	(0.24)	0.78	4.46	0.54

Total From Investment Operations	1.32		0.89	(0.26)	0.77	4.49	0.53

Less: Distributions
From Net Investment Income	—	(d)	—	—	—	(0.01)	—
From Net Realized Gains	—		(0.04)	(1.06)	(3.01)	(1.02)	(0.46)

Total Distributions	—		(0.04)	(1.06)	(3.01)	(1.03)	(0.46)

Net Asset Value, End of Period	$12.96		$11.64	$10.79	$12.11	$14.35	$10.89

Total Return (%)(a)	11.39	(g)	8.19	(2.31)	5.85	41.25	5.04
Net Assets End of Period (in millions)	7.6		6.9	6.5	6.3	11.1	7.1
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	0.05	(h)	0.02	(0.15)	(0.12)	0.20	(0.61)
Ratio of Expenses to Average Net Assets (%)	2.34	(h)	2.39	2.51	1.39	1.50	1.44
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.85	(h)	0.85	0.85	0.85	0.85	1.44
Portfolio Turnover Rate (%)(b)	37.71	(g)	54.20	65.84	64.02	54.18	62.54

(a)	Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

(e)	Less than half of one basis point in investment management expenses was waived as per the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(f)	Includes $0.03 of tax-basis return of capital distributions.

(g)	Not Annualized.

(h)	Annualized.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Bond Fund							Money Market Fund
Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,
		2016	2015	2014	2013	2012			2016		2015		2014		2013		2012
$9.78		$9.68	$9.94	$9.85	$10.55	$10.40	$10.52		$10.52		$10.52		$10.52		$10.52		$10.52

0.14		0.30	0.31	0.49	0.34	0.28	0.03		0.02		—	(d)	—	(d)	—	(d)	—	(d)
0.10		0.11	(0.25)	0.16	(0.47)	0.17	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

0.24		0.41	0.06	0.65	(0.13)	0.45	0.03		0.02		—		—		—		—

(0.14)		(0.30)	(0.30)	(0.49)	(0.38)	(0.27)	(0.03)		(0.02)		—	(d)	—	(d)	—	(d)	—	(d)
—		(0.01)	(0.02)	(0.07)	(0.19)	(0.03)	—		—		—	(d)	—		—	(d)	—	(d)

(0.14)		(0.31)	(0.32)	(0.56)	(0.57)	(0.30)	(0.03)		(0.02)		—		—		—		—

$9.88		$9.78	$9.68	$9.94	$9.85	$10.55	$10.52		$10.52		$10.52		$10.52		$10.52		$10.52

2.43	(g)	4.25	0.58	6.60	(1.24)	4.30	0.27	(g)	0.21		0.04		0.02		0.02		0.04
19.8		17.2	16.5	17.1	82.0	87.7	24.1		25.4		27.9		28.1		35.2		33.4
3.13	(h)	3.02	3.03	3.53	3.32	2.73	0.54	(h)	0.21		0.04		0.02		0.02		0.03
1.85	(h)	1.93	1.95	0.88	0.91	1.03	1.37	(h)	1.44		1.42		0.64		0.65		0.73
0.45	(h)	0.45	0.45	0.45	0.45	1.03	0.20	(h)	0.20	(e)	0.11	(c)	0.08	(c)	0.08	(c)	0.09	(c)
5.91	(g)	13.13	16.02	17.83	26.19	20.39	NA		NA		NA		NA		NA		NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2017

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the “Investment Company”) was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a “mutual fund.” At June 30, 2017, it had seven series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund (collectively, “the Funds”). Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities LLC, a registered broker-dealer and affiliate of the Investment Company’s investment management adviser, Mutual of America Capital Management LLC (the “Adviser”). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2017, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of one security in the All America and Small Cap Value Funds (see Note 1 below) which was considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of June 30, 2017. Fair value inputs for all debt securities were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2017:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Investments at Fair Value:
(See Summary Portfolios or Portfolios of Investments for More Details)
All America Fund
Common Stock-Indexed	$6,581,739	—	—		$6,581,739
Common Stock-Active	$4,872,226	—	$8,550	(1)	$4,880,776
Long-Term Debt Securities-Active	—	$4,100	—		$4,100
Short-Term Debt Securities-Indexed	—	$99,901	—		$99,901
Warrants-Active	$1,123	—	—		$1,123

	$11,455,088	$104,001	$8,550		$11,567,639

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Equity Index Fund
Common Stock	$38,512,712	—	—		$38,512,712
Short-Term Debt Securities	—	$199,802	—		$199,802

	$38,512,712	$199,802	—		$38,712,514
Mid-Cap Equity Index Fund
Common Stock	$21,871,296	—	—		$21,871,296
Short-Term Debt Securities	—	$699,919	—		$699,919

	$21,871,296	$699,919	—		$22,571,215
Small Cap Value Fund
Common Stock	$10,016,699	—	$76,700	(1)	$10,093,399
Long-Term Debt Securities	—	$38,950	—		$38,950
Warrants	$10,030	—	—		$10,030

	$10,026,729	$38,950	$76,700		$10,142,379
Small Cap Growth Fund
Common Stock	$7,513,616	—	—		$7,513,616
Bond Fund
U.S. Government Debt	—	$4,200,466	—		$4,200,466
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$5,865,366	—		$5,865,366
Long-Term Corporate Debt	—	$9,346,911	—		$9,346,911

	—	$19,412,743	—		$19,412,743
Money Market Fund
U.S. Government Debt	—	$5,945,844	—		$5,945,844
U.S. Government Agency Short-Term Debt	—	$3,796,279	—		$3,796,279
Commercial Paper	—	$14,340,750	—		$14,340,750

	—	$24,082,873	—		$24,082,873
Other Financial Instruments:*

All America Fund	$(1,140)	—	—		$(1,140)
Equity Index Fund	$(1,520)	—	—		$(1,520)
Mid-Cap Equity Index Fund	$(6,720)	—	—		$(6,720)

*	Other financial instruments are derivative instruments not reflected in the Summary Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instruments.
(1)	Includes security issued by Xura, Inc. included in “Other Securities” in the Information Technology section of the active asset segment of the All America Fund portfolio and in a similar section of the Small Cap Value Fund portfolio. The security is fair valued at its last trade price.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Six Months Ended June 30, 2017
	Balance December 31, 2016(a)	Change in Unrealized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Balance June 30, 2017(a)	Unrealized Gains/(Losses) of Level 3 Assets Held as of June 30, 2017 Included in Statements of Operation
All America Fund	$8,550	—	—	—	$8,550	$948
Small Cap Value Fund	$76,700	—	—	—	$76,700	$8,172

(a)	Reflects security being carried at a calculated fair value due to the absence of recent trading activity in the security, as described in Security Valuation below.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Adviser uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which they are traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

During the six months ended June 30, 2017, the Equity Index Fund, Mid-Cap Equity Index Fund and All America Fund purchased futures contracts with total principal amounts of $1,663,985, $3,280,601 and $718,403, respectively.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

At June 30, 2017, warrants held by the Funds of the Investment Company were traded on active markets and are considered Level 1 securities.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt.

Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Expenses — Each of the Funds of the Investment Company is charged for those expenses which can be directly attributed to a fund’s operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company’s policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from GAAP. Accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — Each of the Investment Company’s Funds intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of June 30, 2017, management has evaluated the tax positions taken on the Funds’ filed tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Each Fund’s federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of June 30, 2017, the Money Market Fund and Bond Fund had a capital loss carry forward of $646 and $21,949, respectively, to offset net realized capital gains generated after December 31, 2016.

The Bond Fund recognized post-October 2016 capital losses of $9,286, which was deferred for income tax purposes to the first day of the following year.

2.	EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has an Investment Advisory agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America Life Insurance Company. Each fund accrues a fee payable to the Adviser for

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

2.	EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
All America Fund	.50%
Equity Index Fund	.125%
Mid-Cap Equity Index Fund	.125%
Small Cap Value Fund	.85%
Small Cap Growth Fund	.85%
Bond Fund	.45%
Money Market Fund	.20%

Effective September 3, 2009, the Adviser to the Money Market Fund agreed to waive as much of its fee (and reimburse the Fund’s operating expenses) as necessary in order to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. During the six months ended June 30, 2017, the Adviser’s fee for the Money Market Fund was .20%.

The Adviser’s contractual expense reimbursement agreement, effective April 1, 2002, which reimbursed each fund’s non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) remained in effect through April 30, 2010. Effective May 1, 2010, a new expense reimbursement agreement went into effect. The new agreement only reimbursed the Equity Index and Mid-Cap Equity Index Funds’ non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses). The other funds’ expenses were not reimbursed. The May 1, 2010 expense reimbursement agreement expired on December 31, 2012.

Effective January 1, 2013, a new contractual expense reimbursement agreement went into effect, under which the Adviser agreed to reimburse all the Funds’ non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses). This agreement is effective through April 30, 2018 and continues into successive 12 month periods ending on April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice. However, the Money Market Fund’s total fees and expenses are subject to the September 3, 2009 arrangement outlined above until such time as it is revoked. During the six months ended June 30, 2017, all of the Money Market Fund’s non-advisory operating expenses and none of the investment management fee, were reimbursed by the Adviser.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and record keeping agent for the Funds and to calculate the net asset values of the Funds. The compensation paid by the Funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the six months ended June 30, 2017 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$1,468,194	$1,629,970	$3,463,544	$952,310

Proceeds from sales of investments	$1,269,805	$3,282,762	$4,982,929	$1,063,137

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$2,656,054	$74,619	—

Proceeds from sales of investments	$2,731,898	$436,942	—

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

3.	INVESTMENTS (CONTINUED)

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	—	—	—	—

Proceeds from sales of investments	—	—	—	—

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	—	$3,167,908	—

Proceeds from sales of investments	—	$620,040	—

For the Money Market Fund the cost of short-term securities, including U.S. Government Securities, purchased was $109,475,963; net proceeds from sales were $110,789,777.

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at June 30, 2017 for each of the Funds were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$2,960,693	$10,991,851	$5,389,244	$2,676,628
Unrealized Depreciation	(426,763)	(1,494,892)	(1,119,608)	(483,391)

Net	$2,533,930	$9,496,959	$4,269,636	$2,193,237

Tax Cost of Investments	$9,033,709	$29,215,555	$18,301,579	$7,949,142

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,507,239	$456,219	$0
Unrealized Depreciation	(248,065)	(108,265)	(57)

Net	$1,259,174	$347,954	$(57)

Tax Cost of Investments	$6,254,442	$19,064,789	$24,082,930

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

4.	CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At June 30, 2017, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of June 30, 2017, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders by the following percentages of each fund’s outstanding shares:

All America Fund	0%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	0%
Small Cap Value Fund	37%
Small Cap Growth Fund	53%
Bond Fund	8%
Money Market Fund	0%

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

5.	FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund’s outstanding shares) at June 30, 2017 were as follows:

All America Fund: four shareholders owning 34%, 15%, 10% and 10%, respectively.

Equity Index Fund: six shareholders owning 18%, 15%, 15%, 14%, 9% and 5%, respectively.

Mid-Cap Equity Index Fund: four shareholders owning 29%, 24%, 12% and 5%, respectively.

Small Cap Value Fund: three shareholders owning 29%, 13% and 8%, respectively.

Small Cap Growth Fund: two shareholders owning 20% and 12%, respectively.

Bond Fund: four shareholders owning 28%, 15%, 11% and 5%, respectively.

Money Market Fund: six shareholders owning 8%, 8%, 8%, 8%, 7% and 6%, respectively.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

Distributions — On June 28 2017, ordinary dividend distributions from net investment income were declared and paid for each of the Funds.

Pursuant to shareholders’ instructions, substantially all 2017 and 2016 dividend distributions were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2017 and 2016 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary Income (a)
2017	$71,983	$366,853	$157,858	$67,393
2016	$155,182	$789,204	$322,110	$113,641
Long-Term Capital Gains
2017	$0	$0	$0	$0
2016	$252,829	$522,274	$1,120,595	$191,506
Return of Capital
2017	$0	$0	$0	$0
2016	$0	$0	$50,042	$0

Ordinary Income (a)	Small Cap Growth Fund	Bond Fund	Money Market Fund
2017	$1,988	$277,668	$64,227
2016	$0	$519,551	$57,671
Long-Term Capital Gains
2017	$0	$0	$0
2016	$22,926	$11,772	$0
Return of Capital
2017	$0	$0	$0
2016	$0	$0	$0

Notes:

(a)	Includes distributions from fund-level net short-term capital gains.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

Undistributed net income and gains (losses) — As of June 30, 2017, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$103,016	$77,144	$83,269	$56,790
Accumulated undistributed realized gain (loss) on investments and futures contracts	$1,217,520	$1,999,188	$1,337,646	$309,930
Net unrealized appreciation (depreciation) of investments and futures contracts	$2,533,930	$9,496,959	$4,269,636	$2,193,237

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$20,894	$12,660	$2,375
Accumulated undistributed realized gain (loss) on investments and futures contracts	$458,217	$(13,547)	$(646)
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,259,174	$347,954	$(57)

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities are primarily due to the federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

Reclassifications — The Funds make adjustments to the components of net assets for book to tax differences that are considered permanent in nature. For the six months ended June 30, 2017, the Funds reclassified amounts primarily relating to differences in the book to tax treatment of partnership investments, REITs, return of capital, net operating losses and the character of distributions. Each Fund’s net assets are not affected by these reclassifications.

During the six months ended June 30, 2017, each Fund reclassified the following book to tax differences.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$(4,128)	$(6,554)	$0	$(642)
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$4,128	$6,554	$17,042	$642

Paid in capital	$0	$0	$(17,042)	$0

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$0	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$194	$0	$0

Paid in capital	$(194)	$0	$0

7.	RECENT ACCOUNTING PRONOUNCEMENTS

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors. In an effort to enhance monitoring and regulation, the new rules and forms will allow the SEC to more effectively collect and use data reported by funds. The new rules also promote effective liquidity risk management across the open-end fund industry and enhance disclosure regarding fund liquidity and redemption practices. The compliance date of these rules is generally December 1, 2018. Management is currently evaluating the impact and implications of the updates, which have not yet been determined.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

7.	RECENT ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In December 2016, the Financial Accounting Standards Board released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Management has evaluated the implications of the ASU and determined that it has no impact on the financial statements and the related disclosures.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Semi-Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.’s (“Investment Company”) Fund portfolio holdings as of June 30, 2017. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC’s website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn A. Lu

Executive Vice President and Chief Compliance Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022-6839

Renewal of Investment Advisory Agreements

At its meeting held on February 23, 2017, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the “Adviser”). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management Corporation has performed extensive services for the Investment Company and has demonstrated satisfactory performance, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser has not made excessive profits from the contract and the fee levels reflect that the Funds are appropriately benefiting from economies of scale.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. At December 31, 2016, the Adviser had approximately $16 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company’s Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser’s quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the

Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2016, the vast majority of the Funds demonstrated gross performance that was above their benchmarks, when considering minimal tracking error. Performance has continued to improve over the past number of years due to changes made in the Adviser’s investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser’s fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser’s fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES LLC

320 PARK AVENUE

NEW YORK, NY 10022-6839

800-914-8716

ITEM 2. CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule I – Portfolios of Investments in Securities follows:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.3%)
Advance Auto Parts, Inc.	21	2,448
Amazon.com, Inc.*	118	114,224
AutoNation, Inc.*	19	801
AutoZone, Inc.*	8	4,564
Bed Bath & Beyond, Inc.	44	1,338
Best Buy Co., Inc.	79	4,529
BorgWarner, Inc.	58	2,457
CarMax, Inc.*	56	3,531
Carnival Corp.	125	8,196
CBS Corp. Cl B	109	6,952
Charter Communications, Inc. Cl A*	64	21,558
Chipotle Mexican Grill, Inc.*	9	3,745
Coach, Inc.	84	3,977
Comcast Corp. Cl A	1,410	54,877
D.R. Horton, Inc.	102	3,526
Darden Restaurants, Inc.	37	3,346
Delphi Automotive PLC	80	7,012
Discovery Communications, Inc. Cl A*	44	1,137
Discovery Communications, Inc. Cl C*	64	1,613
DISH Network Corp.*	67	4,205
Disney (Walt) Co.	433	46,006
Dollar General Corp.	75	5,407
Dollar Tree, Inc.*	71	4,964
Expedia, Inc.	37	5,511
Foot Locker, Inc.	39	1,922
Ford Motor Co.	1,164	13,025
Gap, Inc.	66	1,451
Garmin Ltd.	34	1,735
General Motors Co.	408	14,251
Genuine Parts Co.	44	4,081
Goodyear Tire & Rubber Co.	76	2,657
H&R Block, Inc.	61	1,886
Hanesbrands, Inc.	110	2,548
Harley-Davidson, Inc.	52	2,809
Hasbro, Inc.	33	3,680
Hilton Worldwide Hldgs., Inc.	61	3,773
Home Depot, Inc.	356	54,610
Interpublic Group of Cos., Inc.	117	2,878
Kohl’s Corp.	50	1,934
L Brands, Inc.	72	3,880
Leggett & Platt, Inc.	39	2,049
Lennar Corp. Cl A	59	3,146
LKQ Corp.*	92	3,031
Lowe’s Cos., Inc.	255	19,770
Macy’s, Inc.	91	2,115
Marriott International, Inc. Cl A	93	9,329
Mattel, Inc.	101	2,175
McDonald’s Corp.	243	37,218
Michael Kors Hldgs. Ltd.*	46	1,668
Mohawk Industries, Inc.*	18	4,350
Netflix, Inc.*	129	19,274
Newell Brands, Inc.	143	7,668
News Corp. Cl A	113	1,548
News Corp. Cl B	35	495
NIKE, Inc. Cl B	393	23,187
Nordstrom, Inc.	33	1,578

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Omnicom Group, Inc.	70	5,803
O’Reilly Automotive, Inc.*	27	5,906
Priceline Group, Inc.*	14	26,187
PulteGroup, Inc.	85	2,085
PVH Corp.	24	2,748
Ralph Lauren Corp.	16	1,181
Ross Stores, Inc.	117	6,754
Royal Caribbean Cruises Ltd.	50	5,462
Scripps Networks Interactive, Inc. Cl A	29	1,981
Signet Jewelers Ltd.	20	1,265
Staples, Inc.	196	1,974
Starbucks Corp.	431	25,132
Target Corp.	165	8,628
Tiffany & Co.	32	3,004
Time Warner, Inc.	230	23,094
TJX Cos., Inc.	191	13,784
Tractor Supply Co.	38	2,060
TripAdvisor, Inc.*	32	1,222
Twenty-First Century Fox, Inc. Cl A	313	8,870
Twenty-First Century Fox, Inc. Cl B	144	4,013
Ulta Beauty, Inc.*	17	4,885
Under Armour, Inc. Cl A*	54	1,175
Under Armour, Inc. Cl C*	55	1,109
V.F. Corp.	96	5,530
Viacom, Inc. Cl B	105	3,525
Whirlpool Corp.	22	4,216
Wyndham Worldwide Corp.	31	3,113
Wynn Resorts Ltd.	23	3,085
Yum! Brands, Inc.	99	7,302

		756,738

CONSUMER STAPLES (4.7%)
Altria Group, Inc.	575	42,820
Archer-Daniels-Midland Co.	171	7,076
Brown-Forman Corp. Cl B	52	2,527
Campbell Soup Co.	58	3,025
Church & Dwight Co., Inc.	74	3,839
Clorox Co.	39	5,196
Coca-Cola Co.	1,143	51,264
Colgate-Palmolive Co.	262	19,422
Conagra Brands, Inc.	119	4,255
Constellation Brands, Inc. Cl A	52	10,074
Costco Wholesale Corp.	130	20,791
Coty, Inc. Cl A	140	2,626
CVS Health Corp.	303	24,379
Dr. Pepper Snapple Group, Inc.	55	5,011
Estee Lauder Cos., Inc. Cl A	66	6,335
General Mills, Inc.	171	9,473
Hershey Co.	41	4,402
Hormel Foods Corp.	81	2,763
J.M. Smucker Co.	35	4,142
Kellogg Co.	75	5,210
Kimberly-Clark Corp.	105	13,557
Kraft Heinz Co.	177	15,158
Kroger Co.	270	6,296
McCormick & Co., Inc.	34	3,315
Molson Coors Brewing Co. Cl B	55	4,749
Mondelez International, Inc. Cl A	451	19,479
Monster Beverage Corp.*	120	5,962
PepsiCo, Inc.	425	49,083
Philip Morris Int’l., Inc.	462	54,262
Proctor & Gamble Co.	760	66,234

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Reynolds American, Inc.	246	16,000
Sysco Corp.	148	7,449
Tyson Foods, Inc. Cl A	86	5,386
Walgreens Boots Alliance, Inc.	254	19,891
Wal-Mart Stores, Inc.	439	33,224
Whole Foods Market, Inc.	96	4,043

		558,718

ENERGY (3.1%)
Anadarko Petroleum Corp.	165	7,481
Apache Corp.	113	5,416
Baker Hughes, Inc.	125	6,814
Cabot Oil & Gas Corp.	138	3,461
Chesapeake Energy Corp.*	229	1,138
Chevron Corp.	562	58,633
Cimarex Energy Co.	29	2,726
Concho Resources, Inc.*	44	5,347
ConocoPhillips	368	16,177
Devon Energy Corp.	157	5,019
EOG Resources, Inc.	171	15,479
EQT Corp.	52	3,047
Exxon Mobil Corp.	1,257	101,478
Halliburton Co.	258	11,019
Helmerich & Payne, Inc.	32	1,739
Hess Corp.	80	3,510
Kinder Morgan, Inc.	570	10,921
Marathon Oil Corp.	250	2,963
Marathon Petroleum Corp.	154	8,059
Murphy Oil Corp.	47	1,205
National Oilwell Varco, Inc.	111	3,656
Newfield Exploration Co.*	58	1,651
Noble Energy, Inc.	135	3,821
Occidental Petroleum Corp.	227	13,590
ONEOK, Inc.	112	5,842
Phillips 66	130	10,750
Pioneer Natural Resources Co.	50	7,979
Range Resources Corp.	56	1,298
Schlumberger Ltd.	413	27,192
TechnipFMC PLC*	137	3,726
Tesoro Corp.	45	4,212
Transocean Ltd.*	114	938
Valero Energy Corp.	132	8,905
Williams Cos., Inc.	246	7,449

		372,641

FINANCIALS (10.9%)
Affiliated Managers Group, Inc.	17	2,820
Aflac, Inc.	118	9,166
Allstate Corp.	109	9,640
American Express Co.	222	18,701
American Int’l. Group, Inc.	261	16,318
Ameriprise Financial, Inc.	46	5,855
Aon PLC	77	10,237
Assurant, Inc.	17	1,763
Bank of America Corp.	2,959	71,785
Bank of New York Mellon Corp.	309	15,765
BB&T Corp.	241	10,944
Berkshire Hathaway, Inc. Cl B*	565	95,694
BlackRock, Inc.	36	15,207
Capital One Financial Corp.	143	11,815
CBOE Holdings, Inc.	28	2,559
Charles Schwab Corp.	362	15,552
Chubb Ltd.	139	20,141

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Cincinnati Financial Corp.	44	3,188
Citigroup, Inc.	819	54,775
Citizens Financial Group, Inc.	150	5,352
CME Group, Inc.	102	12,774
Comerica, Inc.	52	3,808
Discover Financial Svcs.	113	7,027
E*Trade Financial Corp.*	82	3,118
Everest Re Group Ltd.	12	3,055
Fifth Third Bancorp	223	5,789
Franklin Resources, Inc.	102	4,569
Gallagher (Arthur J.) & Co.	53	3,034
Goldman Sachs Group, Inc.	109	24,187
Hartford Financial Svcs. Group, Inc.	110	5,783
Huntington Bancshares, Inc.	321	4,340
Intercontinental Exchange, Inc.	177	11,668
Invesco Ltd.	121	4,258
iShares Core S&P 500 ETF	1,689	411,124
JPMorgan Chase & Co.	1,057	96,610
KeyCorp	326	6,109
Leucadia National Corp.	95	2,485
Lincoln National Corp.	67	4,528
Loews Corp.	81	3,792
M&T Bank Corp.	45	7,288
Marsh & McLennan Cos., Inc.	153	11,928
MetLife, Inc.	320	17,581
Moody’s Corp.	49	5,962
Morgan Stanley	424	18,893
Nasdaq, Inc.	34	2,431
Navient Corp.	82	1,365
Northern Trust Corp.	64	6,221
People’s United Financial, Inc.	102	1,801
PNC Financial Svcs. Grp., Inc.	144	17,981
Principal Financial Grp., Inc.	79	5,062
Progressive Corp.	172	7,583
Prudential Financial, Inc.	127	13,734
Raymond James Financial, Inc.	38	3,048
Regions Financial Corp.	356	5,212
S&P Global, Inc.	76	11,095
State Street Corp.	106	9,511
SunTrust Banks, Inc.	145	8,224
Synchrony Financial	228	6,799
T. Rowe Price Group, Inc.	71	5,269
Torchmark Corp.	32	2,448
Travelers Cos., Inc.	83	10,502
U.S. Bancorp	471	24,454
Unum Group	67	3,124
Wells Fargo & Co.	1,337	74,083
Willis Towers Watson PLC	38	5,494
XL Group Ltd.	78	3,416
Zions Bancorporation	60	2,635

		1,308,479

HEALTH CARE (7.5%)
Abbott Laboratories	516	25,083
AbbVie, Inc.	472	34,225
Aetna, Inc.	99	15,031
Agilent Technologies, Inc.	95	5,634
Alexion Pharmaceuticals, Inc.*	67	8,152
Align Technology, Inc.*	22	3,303
Allergan PLC	99	24,066
AmerisourceBergen Corp.	49	4,632
Amgen, Inc.	219	37,718

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Anthem, Inc.	79	14,862
Bard (C.R.), Inc.	21	6,638
Baxter International, Inc.	145	8,778
Becton, Dickinson & Co.	67	13,072
BIOGEN, Inc.*	63	17,096
Boston Scientific Corp.*	408	11,310
Bristol-Myers Squibb Co.	491	27,359
Cardinal Health, Inc.	94	7,324
Celgene Corp.*	232	30,130
Centene Corp.*	52	4,154
Cerner Corp.*	87	5,783
CIGNA Corp.	76	12,722
Cooper Companies, Inc.	15	3,591
Danaher Corp.	182	15,359
DaVita Inc Inc.*	46	2,979
DENTSPLY SIRONA, Inc.	68	4,409
Edwards Lifesciences Corp.*	63	7,449
Envision Healthcare Corp.*	36	2,256
Express Scripts Hldg. Co.*	176	11,236
Gilead Sciences, Inc.	388	27,463
HCA Hldgs., Inc.*	86	7,499
Hologic, Inc.*	84	3,812
Humana, Inc.	43	10,347
IDEXX Laboratories, Inc.*	27	4,358
Illumina, Inc.*	44	7,635
Incyte Corp.*	51	6,421
Intuitive Surgical, Inc.*	11	10,289
Johnson & Johnson	801	105,964
Laboratory Corp. of America Hldgs.*	30	4,624
Lilly (Eli) & Co.	289	23,785
Mallinckrodt PLC*	30	1,344
McKesson Corp.	62	10,201
Medtronic PLC	407	36,121
Merck & Co., Inc.	813	52,105
Mettler-Toledo Int’l., Inc.*	8	4,708
Mylan NV*	138	5,357
Patterson Cos., Inc.	24	1,127
PerkinElmer, Inc.	32	2,180
Perrigo Co. PLC	43	3,247
Pfizer, Inc.	1,774	59,589
Quest Diagnostics, Inc.	41	4,558
Regeneron Pharmaceuticals, Inc.*	22	10,805
Schein (Henry), Inc.*	24	4,392
Stryker Corp.	92	12,768
Thermo Fisher Scientific, Inc.	116	20,239
UnitedHealth Group, Inc.	286	53,030
Universal Health Svcs., Inc. Cl B	26	3,174
Varian Medical Systems, Inc.*	27	2,786
Vertex Pharmaceuticals, Inc.*	73	9,408
Waters Corp.*	23	4,228
Zimmer Biomet Hldgs., Inc.	60	7,704
Zoetis, Inc.	146	9,107

		894,726

INDUSTRIALS (5.3%)
3M Co.	177	36,850
Acuity Brands, Inc.	12	2,439
Alaska Air Group, Inc.	38	3,411
Allegion PLC	29	2,352
American Airlines Group, Inc.	146	7,347
AMETEK, Inc.	68	4,119
Arconic, Inc.	131	2,967

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Boeing Co.	167	33,024
Caterpillar, Inc.	175	18,806
Cintas Corp.	25	3,151
CSX Corp.	274	14,949
Cummins, Inc.	46	7,462
Deere & Co.	87	10,752
Delta Air Lines, Inc.	220	11,823
Dover Corp.	46	3,690
Eaton Corp. PLC	133	10,351
Emerson Electric Co.	191	11,387
Equifax, Inc.	35	4,810
Expeditors Int’l. of Wash.	53	2,993
Fastenal Co.	86	3,744
FedEx Corp.	72	15,648
Flowserve Corp.	39	1,811
Fluor Corp.	42	1,923
Fortive Corp.	90	5,702
Fortune Brands Home & Security, Inc.	47	3,066
General Dynamics Corp.	85	16,839
General Electric Co.	2,588	69,902
Grainger (W.W.), Inc.	16	2,888
Honeywell International, Inc.	226	30,124
Hunt (J.B.) Transport Svcs., Inc.	25	2,285
IHS Markit Ltd.*	93	4,096
Illinois Tool Works, Inc.	93	13,322
Ingersoll-Rand PLC	76	6,946
Jacobs Engineering Group, Inc.	35	1,904
Johnson Controls Int’l. PLC	278	12,054
Kansas City Southern	31	3,244
L-3 Communications Corp.	23	3,843
Lockheed Martin Corp.	74	20,543
Masco Corp.	94	3,592
Nielsen Hldgs. PLC	100	3,866
Norfolk Southern Corp.	85	10,345
Northrop Grumman Corp.	52	13,349
PACCAR, Inc.	105	6,934
Parker Hannifin Corp.	39	6,233
Pentair PLC	50	3,327
Quanta Services, Inc.*	45	1,481
Raytheon Co.	86	13,887
Republic Services, Inc.	67	4,270
Robert Half Int’l., Inc.	37	1,773
Robinson (C.H.) Worldwide, Inc.	41	2,816
Rockwell Automation, Inc.	38	6,154
Rockwell Collins, Inc.	48	5,044
Roper Technologies, Inc.	30	6,946
Snap-on, Inc.	17	2,686
Southwest Airlines Co.	181	11,247
Stanley Black & Decker, Inc.	46	6,474
Stericycle, Inc.*	26	1,984
Textron, Inc.	79	3,721
TransDigm Group, Inc.	15	4,033
Union Pacific Corp.	241	26,247
United Continental Hldgs., Inc*	83	6,246
United Parcel Service, Inc. Cl B	205	22,671
United Rentals, Inc.*	25	2,818
United Technologies Corp.	221	26,986
Verisk Analytics, Inc. Cl A*	45	3,797
Waste Management, Inc.	122	8,949
Xylem, Inc.	53	2,938

		633,381

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

INFORMATION TECHNOLOGY (11.5%)
Accenture PLC Cl A	185	22,881
Activision Blizzard, Inc.	207	11,917
Adobe Systems, Inc.*	147	20,792
Advanced Micro Devices, Inc.*	231	2,883
Akamai Technologies, Inc.*	51	2,540
Alliance Data Systems Corp.	17	4,364
Alphabet, Inc. Cl A*	88	81,812
Alphabet, Inc. Cl C*	88	79,968
Amphenol Corp. Cl A	92	6,791
Analog Devices, Inc.	109	8,480
ANSYS, Inc.*	25	3,042
Apple, Inc.	1,550	223,233
Applied Materials, Inc.	321	13,261
Autodesk, Inc.*	57	5,747
Automatic Data Processing, Inc.	133	13,627
Broadcom Ltd.	120	27,966
CA, Inc.	93	3,206
Cisco Systems, Inc.	1,488	46,574
Citrix Systems, Inc.*	45	3,581
Cognizant Technology Solutions	176	11,686
Corning, Inc.	273	8,204
CSRA, Inc.	43	1,365
DXC Technology Co.	84	6,444
eBay, Inc.*	299	10,441
Electronic Arts, Inc.*	92	9,726
F5 Networks, Inc.*	20	2,541
Facebook, Inc. Cl A*	703	106,139
Fidelity Nat’l. Information Svcs., Inc.	98	8,369
Fiserv, Inc.*	63	7,707
FLIR Systems, Inc.	39	1,352
Gartner, Inc.*	26	3,211
Global Payments, Inc.	45	4,064
Harris Corp.	37	4,036
Hewlett Packard Enterprise Co.	494	8,195
HP, Inc.	501	8,757
Intel Corp.	1,400	47,236
Int’l. Business Machines Corp.	255	39,227
Intuit, Inc.	73	9,695
Juniper Networks, Inc.	113	3,150
KLA-Tencor Corp.	46	4,209
Lam Research Corp.	48	6,789
MasterCard, Inc. Cl A	280	34,006
Microchip Technology, Inc.	68	5,248
Micron Technology, Inc.*	308	9,197
Microsoft Corp.	2,297	158,332
Motorola Solutions, Inc.	49	4,250
NetApp, Inc.	80	3,204
NVIDIA Corp.	178	25,732
Oracle Corp.	892	44,725
Paychex, Inc.	96	5,466
PayPal Hldgs., Inc.*	333	17,872
Qorvo, Inc.*	37	2,343
QUALCOMM, Inc.	440	24,297
Red Hat, Inc.*	52	4,979
Salesforce.com, inc.*	199	17,233
Seagate Technology PLC	90	3,488
Skyworks Solutions, Inc.	55	5,277
Symantec Corp.	181	5,113
Synopsys, Inc.*	44	3,209
TE Connectivity Ltd.	105	8,261

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Texas Instruments, Inc.	296	22,771
Total System Services, Inc.	49	2,854
VeriSign, Inc.*	27	2,510
Visa, Inc. Cl A	550	51,579
Western Digital Corp.	87	7,708
Western Union Co.	141	2,686
Xerox Corp.	62	1,781
Xilinx, Inc.	73	4,695

		1,374,024

MATERIALS (1.5%)
Air Products & Chemicals, Inc.	65	9,299
Albemarle Corp.	34	3,588
Avery Dennison Corp.	27	2,386
Ball Corp.	104	4,390
CF Industries Hldgs., Inc.	68	1,901
Dow Chemical Co.	334	21,065
Du Pont (E.I.) de Nemours & Co.	257	20,742
Eastman Chemical Co.	44	3,696
Ecolab, Inc.	77	10,222
FMC Corp.	39	2,849
Freeport-McMoRan Copper & Gold, Inc.*	394	4,732
International Paper Co.	122	6,906
Int’l. Flavors & Fragrances, Inc.	23	3,105
LyondellBasell Inds. NV Cl A	99	8,355
Martin Marietta Materials, Inc.	19	4,229
Monsanto Co.	130	15,387
Newmont Mining Corp.	160	5,182
Nucor Corp.	94	5,440
PPG Industries, Inc.	77	8,467
Praxair, Inc.	85	11,267
Sealed Air Corp.	57	2,551
Sherwin-Williams Co.	23	8,072
The Mosaic Co.	105	2,397
Vulcan Materials Co.	40	5,067
WestRock Co.	74	4,193

		175,488

REAL ESTATE (1.5%)
Alexandria Real Estate Equities, Inc.	27	3,253
American Tower Corp.	126	16,672
Apartment Investment & Management Co. Cl A	47	2,020
AvalonBay Communities, Inc.	40	7,687
Boston Properties, Inc.	45	5,536
CBRE Group, Inc.*	88	3,203
Crown Castle Int’l. Corp.	108	10,819
Digital Realty Trust, Inc.	47	5,309
Equinix, Inc.	23	9,871
Equity Residential	109	7,175
Essex Property Trust, Inc.	19	4,888
Extra Space Storage, Inc.	38	2,964
Federal Realty Investment Trust	22	2,781
GGP, Inc.	172	4,052
HCP, Inc.	139	4,442
Host Hotels & Resorts, Inc.	220	4,019
Iron Mountain, Inc.	72	2,474
Kimco Realty Corp.	125	2,294
Mid-America Apt. Communities, Inc.	34	3,583
ProLogis, Inc.	157	9,206
Public Storage	44	9,175
Realty Income Corp.	81	4,470
Regency Centers Corp.	44	2,756
Simon Property Group, Inc.	93	15,044

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

SL Green Realty Corp	30	3,174
The Macerich Co.	36	2,090
UDR, Inc.	80	3,118
Ventas, Inc.	106	7,365
Vornado Realty Trust	52	4,883
Welltower, Inc.	108	8,084
Weyerhaeuser Co.	222	7,444

		179,851

TELECOMMUNICATION SERVICES (1.1%)
AT&T, Inc.	1,828	68,970
CenturyLink, Inc.	163	3,892
Level 3 Communications, Inc.*	87	5,159
Verizon Communications, Inc.	1,212	54,128

		132,149

UTILITIES (1.6%)
AES Corp.	198	2,200
Alliant Energy Corp.	67	2,691
Ameren Corp.	72	3,936
American Electric Power Co., Inc.	146	10,143
American Water Works Co., Inc.	54	4,209
CenterPoint Energy, Inc.	130	3,559
CMS Energy Corp.	83	3,839
Consolidated Edison, Inc.	91	7,355
Dominion Resources, Inc.	187	14,330
DTE Energy Co.	54	5,713
Duke Energy Corp.	208	17,387
Edison International	98	7,663
Entergy Corp.	54	4,146
Eversource Energy	94	5,707
Exelon Corp.	275	9,919
FirstEnergy Corp.	132	3,849
NextEra Energy, Inc.	139	19,478
NiSource, Inc.	96	2,435
NRG Energy, Inc.	93	1,601
PG&E Corp.	152	10,088
Pinnacle West Capital Corp.	34	2,895
PPL Corp.	203	7,848
Public Svc. Enterprise Group, Inc.	149	6,408
SCANA Corp.	43	2,881
Sempra Energy	75	8,456
Southern Co.	296	14,172
WEC Energy Group, Inc.	93	5,708
Xcel Energy, Inc.	151	6,928

		195,544

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $4,627,687) 55.0%		6,581,739

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	A-1+	0.89	08/10/17	100,000	99,901

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $99,901) 0.8%					99,901

TOTAL INDEXED ASSETS (Cost: $4,727,588) 55.8%					6,681,640

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.4%)
AMC Entertainment Hldgs., Inc. Cl A	260	5,915
AMC Networks, Inc. Cl A*	97	5,181
AutoZone, Inc.*	41	23,389
Bassett Furniture Industries, Inc.	318	12,068
Belmond Ltd.*	805	10,707
Bloomin’ Brands, Inc.	587	12,462
BorgWarner, Inc.	381	16,139
Bright Horizons Family Solutions, Inc.*	106	8,184
Cooper Tire & Rubber Co.	227	8,195
Dave & Buster’s Entertainment, Inc.*	308	20,485
Dick’s Sporting Goods, Inc.	140	5,576
Dillard’s, Inc. Cl A	20	1,154
Dollar Tree, Inc.*	99	6,922
Expedia, Inc.	55	8,192
Five Below, Inc.*	570	28,141
Haverty Furniture Cos., Inc.	631	15,838
Houghton Mifflin Harcourt Co.*	1,420	17,466
Intrawest Resorts Hldgs., Inc.*	562	13,342
LCI Industries	62	6,349
Liberty Interactive Corp. Ser. A QVC Group*	459	11,264
Lions Gate Entertainment Corp. Cl A	704	19,867
Lions Gate Entertainment Corp. Cl B*	705	18,528
Lithia Motors, Inc. Cl A	300	28,269
Macy’s, Inc.	99	2,301
Marriott International, Inc. Cl A	195	19,560
MSG Networks, Inc.*	666	14,953
NVR, Inc.*	5	12,053
Playa Hotels & Resorts NV*	920	10,994
Ralph Lauren Corp.	197	14,538
Red Rock Resorts, Inc. Cl A	605	14,248
Scripps Networks Interactive, Inc. Cl A	320	21,859
Select Comfort Corp.*	1,210	42,943
Steve Madden Ltd.*	243	9,708
Taylor Morrison Home Corp. Cl A*	99	2,377
Thor Industries, Inc.	245	25,608
Tractor Supply Co.	294	15,938
Unifi, Inc.*	336	10,349
Wiley (John) & Sons, Inc. Cl A	103	5,433

		526,495

CONSUMER STAPLES (1.3%)
Cal-Maine Foods, Inc.*	273	10,811
Church & Dwight Co., Inc.	439	22,775
Constellation Brands, Inc. Cl A	107	20,729
Crimson Wine Group Ltd.*	1,434	15,358
Edgewell Personal Care Co.*	58	4,409
Energizer Hldgs., Inc.	58	2,785
Farmer Brothers Co.*	133	4,023
Ingredion, Inc.	71	8,464
J.M. Smucker Co.	194	22,956
National Beverage Corp.	12	1,123
Orchids Paper Products Co.	405	5,245
Vector Group Ltd.	980	20,893
Village Super Market, Inc. Cl A	300	7,776
WD-40 Co.	120	13,242

		160,589

ENERGY (1.6%)
Abraxas Petroleum Corp.*	1,564	2,534

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Atwood Oceanics, Inc.*	484	3,945
Baker Hughes, Inc.	135	7,359
Carrizo Oil and Gas, Inc.*	123	2,143
Cheniere Energy, Inc.*	110	5,358
Concho Resources, Inc.*	55	6,684
Continental Resources, Inc.*	310	10,022
CrossAmerica Partners LP	244	6,222
Devon Energy Corp.	133	4,252
Gulfport Energy Corp.*	993	14,647
Hess Corp.	163	7,151
Matador Resources Co.*	203	4,338
Matrix Service Co.*	144	1,346
MPLX LP	125	4,175
Nabors Industries Ltd.	934	7,603
Newfield Exploration Co.*	243	6,916
Noble Energy, Inc.	196	5,547
Patterson-UTI Energy, Inc.	415	8,379
PBF Energy, Inc.	1,173	26,111
PDC Energy, Inc.*	100	4,311
Range Resources Corp.	971	22,498
RPC, Inc.	215	4,345
RSP Permian, Inc.*	103	3,324
Tesoro Corp.	35	3,276
Weatherford Int’l. PLC*	402	1,556
Williams Cos., Inc.	690	20,893

		194,935

FINANCIALS (7.6%)
Allied World Assurance Co. Hldgs. AG	189	9,998
American Equity Investment Life Hldg. Co.	417	10,959
American Financial Group, Inc.	99	9,838
Ameriprise Financial, Inc.	164	20,876
AMERISAFE, Inc.	110	6,265
Aspen Insurance Hldgs. Ltd.	206	10,269
Associated Banc-Corp.	369	9,299
BancFirst Corp.	149	14,393
Bank of Marin Bancorp	123	7,571
Bank of the Ozarks, Inc.	230	10,780
BankUnited, Inc.	174	5,866
Banner Corp.	249	14,071
Brookline Bancorp, Inc.	930	13,578
Brown & Brown, Inc.	140	6,030
Bryn Mawr Bank Corp.	266	11,305
Canadian Imperial Bank of Commerce	128	10,388
CBOE Holdings, Inc.	142	12,979
Charter Financial Corp.	482	8,676
Commerce Bancshares, Inc.	208	11,821
Customers Bancorp, Inc.*	374	10,577
Dime Community Bancshares	450	8,820
Discover Financial Svcs.	95	5,908
Eagle Bancorp, Inc.*	154	9,748
East West Bancorp, Inc.	218	12,770
Easterly Acquisition Corp.*	789	7,929
Ellington Financial LLC	826	13,389
Enterprise Financial Svcs. Corp.	298	12,158
Everest Re Group Ltd.	83	21,131
Fifth Third Bancorp	328	8,515
First Connecticut Bancorp, Inc.	216	5,540
First Interstate BancSytem, Inc.	351	13,057
First Merchants Corp.	197	7,908
First Republic Bank/CA	237	23,724
Flushing Financial Corp.	295	8,316

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Glacier Bancorp, Inc.	313	11,459
Great Southern Bancorp, Inc.	80	4,280
Hanmi Financial Corp.	237	6,743
Hartford Financial Svcs. Group, Inc.	438	23,026
Heritage Financial Corp.	335	8,878
Investors Bancorp, Inc.	1,336	17,849
iShares Russell 2000 Value ETF	180	21,396
iShares Russell Mid-Cap ETF	110	21,132
iShares Russell Mid-Cap Value ETF	400	33,636
Janus Henderson Group PLC*	191	6,324
KeyCorp	759	14,224
Lincoln National Corp.	135	9,123
Marlin Business Svcs. Corp.	443	11,141
MB Financial, Inc.	164	7,223
Moelis & Co. Cl A	273	10,606
NMI Hldgs., Inc. Cl A*	1,138	13,030
Northfield Bancorp, Inc.	661	11,336
Pinnacle Financial Partners, Inc.	132	8,290
Principal Financial Grp., Inc.	165	10,572
Progressive Corp.	519	22,883
Prosperity Bancshares, Inc.	94	6,039
Raymond James Financial, Inc.	204	16,365
Reinsurance Grp. of America, Inc.	252	32,354
S&T Bancorp, Inc.	120	4,303
SEI Investments Co.	228	12,262
Selective Insurance Group, Inc.	299	14,965
Starwood Property Trust, Inc.	1,830	40,974
Stock Yards Bancorp, Inc.	532	20,695
Stonegate Bank	72	3,325
SunTrust Banks, Inc.	254	14,407
SVB Financial Group*	227	39,904
Synchrony Financial	356	10,616
TriCo Bancshares	161	5,659
TriState Capital Hldgs., Inc.*	298	7,510
UMB Financial Corp.	99	7,411
United Financial Bancorp, Inc.	100	1,669
United Insurance Hldgs. Corp.	584	9,186
Voya Financial, Inc.	202	7,452
Waterstone Financial, Inc.	126	2,375
Zions Bancorporation	40	1,756

		906,830

HEALTH CARE (4.7%)
Abiomed, Inc.*	64	9,171
Acadia Healthcare Co., Inc.*	1,539	75,996
ACADIA Pharmaceuticals, Inc.*	242	6,749
Accelerate Diagnostics, Inc.*	29	793
Acceleron Pharma, Inc.*	144	4,376
Agilent Technologies, Inc.	118	6,999
Agios Pharmaceuticals, Inc.*	60	3,087
Albany Molecular Research, Inc.*	262	5,685
Align Technology, Inc.*	144	21,617
Anika Therapeutics, Inc.*	134	6,612
Atrion Corp.	8	5,146
Bard (C.R.), Inc.	65	20,547
BioMarin Pharmaceutical, Inc.*	55	4,995
BioSpecifics Technologies Corp.*	131	6,486
Boston Scientific Corp.*	671	18,600
Catalent, Inc.*	158	5,546
Centene Corp.*	171	13,659
Chemed Corp.	29	5,931
Clovis Oncology, Inc.*	94	8,801

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

DexCom, Inc.*	124	9,071
Edwards Lifesciences Corp.*	87	10,287
Emergent Biosolutions, Inc.*	292	9,902
Envision Healthcare Corp.*	109	6,831
Exact Sciences Corp.*	268	9,479
Hill-Rom Hldgs., Inc.	68	5,413
Humana, Inc.	65	15,641
Insulet Corp.*	144	7,389
Intersect ENT, Inc.*	257	7,183
Intuitive Surgical, Inc.*	10	9,354
Karyopharm Therapeutics, Inc.*	382	3,457
Kindred Healthcare, Inc.	323	3,763
Kite Pharma, Inc.*	94	9,745
Medicines Co.*	145	5,511
Mettler-Toledo Int’l., Inc.*	25	14,714
Neogen Corp.*	107	7,395
Neurocrine Biosciences, Inc.*	335	15,410
Nevro Corp.*	118	8,783
NuVasive, Inc.*	122	9,384
Omeros Corp.*	265	5,275
Omnicell, Inc.*	350	15,085
OSI Pharmaceuticals, Inc. - rights*	131	1
Pacific Biosciences of CA, Inc.*	932	3,318
Pacira Pharmaceuticals, Inc.*	147	7,012
Penumbra, Inc.*	79	6,932
Prestige Brands Hldgs., Inc.*	119	6,284
Prothena Corp. PLC*	107	5,791
Radius Health, Inc.*	85	3,845
Repligen Corp.*	162	6,713
Sage Therapeutics, Inc.*	68	5,416
Supernus Pharmaceuticals, Inc.*	911	39,265
Ultragenyx Pharmaceutical, Inc.*	90	5,590
United Therapeutics Corp.*	28	3,632
WellCare Health Plans, Inc.*	61	10,953
West Pharmaceutical Svcs., Inc.	44	4,159
Wright Medical Group NV*	495	13,607
Zimmer Biomet Hldgs., Inc.	87	11,171
Zoetis, Inc.	202	12,601

		566,158

INDUSTRIALS (5.6%)
Alaska Air Group, Inc.	414	37,160
Allegiant Travel Co.	102	13,831
Altra Industrial Motion Corp.	225	8,955
AMERCO	22	8,053
Astronics Corp.*	498	15,174
AZZ, Inc.	203	11,327
BMC Stock Hldgs., Inc.*	801	17,502
Carlisle Cos., Inc.	214	20,416
Covenant Transportation Group Cl A*	825	14,462
Deluxe Corp.	246	17,028
Dover Corp.	167	13,397
EMCOR Group, Inc.	60	3,923
Encore Wire Corp.	270	11,529
EnPro Industries, Inc.	274	19,555
Equifax, Inc.	130	17,865
Flowserve Corp.	192	8,915
Fortune Brands Home & Security, Inc.	208	13,570
Generac Hldgs., Inc.*	177	6,395
Granite Construction, Inc.	607	29,282
Healthcare Svcs. Group, Inc.	294	13,768
Hyster-Yale Materials Handling, Inc. Cl A	120	8,430

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

IHS Markit Ltd.*	108	4,756
John Bean Technologies Corp.	96	9,408
Kirby Corp.*	257	17,180
L-3 Communications Corp.	198	33,082
Lincoln Electric Hldgs., Inc.	148	13,629
LSC Communications, Inc.	460	9,844
Miller Industries, Inc.	692	17,196
Mueller Industries, Inc.	1,011	30,785
Mueller Water Products, Inc. Cl A	994	11,610
NCI Building Systems, Inc.*	372	6,212
Old Dominion Freight Line, Inc.	279	26,571
Orbital ATK, Inc.	221	21,738
Oshkosh Corp.	79	5,442
Quanex Building Products Corp.	227	4,801
Rockwell Automation, Inc.	131	21,217
Rockwell Collins, Inc.	133	13,976
Roper Technologies, Inc.	36	8,335
Smith (A.O.) Corp.	146	8,224
Stanley Black & Decker, Inc.	80	11,258
Sun Hydraulics Corp.	315	13,441
Teledyne Technologies, Inc.*	96	12,254
Trex Co., Inc.*	166	11,232
Tutor Perini Corp.*	130	3,738
United Rentals, Inc.*	95	10,707
Universal Forest Products, Inc.	128	11,176
VSE Corp.	236	10,615
Wabtec Corp.	148	13,542

		672,506

INFORMATION TECHNOLOGY (6.8%)
Acacia Communications, Inc.*	135	5,598
Aerohive Networks, Inc.*	687	3,435
Akamai Technologies, Inc.*	143	7,123
Ambarella, Inc.*	235	11,410
Amphenol Corp. Cl A	216	15,945
Analog Devices, Inc.	210	16,338
Anixter International, Inc.*	50	3,910
ARRIS International PLC*	439	12,300
Avnet, Inc.	332	12,908
Belden, Inc.	85	6,412
Broadcom Ltd.	20	4,661
CA, Inc.	148	5,102
Callidus Software, Inc.*	603	14,593
Cavium, Inc.*	89	5,530
Cirrus Logic, Inc.*	50	3,136
CommVault Systems, Inc.*	276	15,581
Comtech Telecommunications Corp.	442	8,385
Conduent, Inc.*	49	781
Cornerstone OnDemand, Inc.*	131	4,683
Cypress Semiconductor Corp.	1,025	13,992
DXC Technology Co.	302	23,169
EPAM Systems, Inc.*	159	13,370
Euronet Worldwide, Inc.*	163	14,241
Everspin Technologies, Inc.*	608	12,148
F5 Networks, Inc.*	14	1,779
Fair Isaac Corp.	52	7,249
Fidelity Nat’l. Information Svcs., Inc.	250	21,350
Global Payments, Inc.	176	15,896
Globant S.A.*	144	6,255
Guidewire Software, Inc.*	128	8,795
Harris Corp.	70	7,636
II-VI, Inc.*	183	6,277

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Integrated Device Technology, Inc.*	270	6,963
j2 Global, Inc.	83	7,062
KLA-Tencor Corp.	191	17,478
Littelfuse, Inc.	42	6,930
LogMeIn, Inc.	352	36,785
Lumentum Hldgs., Inc.*	317	18,085
Match Group, Inc.*	187	3,250
MAXIMUS, Inc.	135	8,455
MaxLinear, Inc. Cl A*	548	15,284
Microchip Technology, Inc.	151	11,654
MKS Instruments, Inc.	177	11,912
Monolithic Power Systems, Inc.	116	11,182
NeoPhotonics Corp.*	513	3,960
New Relic, Inc.*	289	12,430
Oclaro, Inc.*	647	6,043
Palo Alto Networks, Inc.*	63	8,430
Paycom Software, Inc.*	91	6,225
Perficient, Inc.*	612	11,407
Plexus Corp.*	122	6,414
Proofpoint, Inc.*	333	28,914
PTC, Inc.*	257	14,165
Rapid7, Inc.*	295	4,965
Red Hat, Inc.*	135	12,926
Richardson Electronics Ltd.	1,530	9,134
RingCentral, Inc. Cl A*	51	1,864
Rogers Corp.*	39	4,236
Science Applications Int’l. Corp.	91	6,317
Sequans Communications S.A. ADR*	4,715	15,606
Skyworks Solutions, Inc.	151	14,489
Splunk, Inc.*	179	10,183
Stamps.com, Inc.*	175	27,103
Super Micro Computer, Inc.*	100	2,465
Symantec Corp.	130	3,673
SYNNEX Corp.	90	10,796
Synopsys, Inc.*	104	7,585
Take-Two Interactive Software, Inc.*	223	16,364
Twilio, Inc. Cl A*	81	2,358
Universal Display Corp.	53	5,790
Vantiv, Inc. Cl A*	163	10,324
ViaSat, Inc.*	250	16,550
Virtusa Corp.*	158	4,645
Western Digital Corp.	52	4,607
Workday, Inc.*	52	5,044
Xerox Corp.	62	1,781
Xilinx, Inc.	128	8,233
Xperi Corp.	416	12,397
Xura, Inc.*	342	8,550
Zendisk, Inc.*	686	19,057

		810,058

MATERIALS (2.4%)
Ashland Global Holdings, Inc.	101	6,657
Axalta Coating Systems Ltd.*	533	17,077
Berry Global Group, Inc.*	175	9,977
Boise Cascade Co.*	259	7,874
Crown Hldgs., Inc.*	469	27,981
Eastman Chemical Co.	150	12,599
Ferro Corp.*	1,283	23,466
Ferroglobe PLC	512	6,118
Freeport-McMoRan Copper & Gold, Inc.*	362	4,348
Huntsman Corp.	412	10,646
International Paper Co.	156	8,831

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Kaiser Aluminum Corp.	154	13,632
Kraton Corporation Inc.*	344	11,847
Minerals Technologies, Inc.	25	1,830
Nucor Corp.	70	4,051
Orion Engineered Carbons S.A.	411	8,199
Packaging Corp. of America	271	30,186
PolyOne Corp.	99	3,835
Steel Dynamics, Inc.	680	24,351
The Mosaic Co.	90	2,055
TimkenSteel Corp.*	407	6,256
U.S. Concrete, Inc.*	152	11,940
United States Steel Corp.	150	3,321
Valvoline, Inc.	277	6,570
Vulcan Materials Co.	121	15,328
Westlake Chemical Corp.	127	8,409

		287,384

REAL ESTATE (3.8%)
Alexander’s, Inc.	22	9,272
Apartment Investment & Management Co. Cl A	121	5,199
Apple Hospitality REIT, Inc.	175	3,274
AvalonBay Communities, Inc.	30	5,765
Boston Properties, Inc.	50	6,151
Brandywine Realty Trust	341	5,978
Camden Property Trust	144	12,313
Chatham Lodging Trust	374	7,514
Chesapeake Lodging Trust	375	9,176
Colony NorthStar, Inc. Cl A	973	13,710
Cousins Properties, Inc.	562	4,940
CubeSmart	313	7,525
DDR Corp.	436	3,955
Duke Realty Corp.	1,194	33,372
Easterly Government Pptys.	1,040	21,788
EastGroup Properties, Inc.	85	7,123
Equity Lifestyle Properties, Inc.	40	3,454
Essex Property Trust, Inc.	46	11,834
Extra Space Storage, Inc.	97	7,566
FelCor Lodging Trust, Inc.	792	5,710
Forest City Realty Trust, Inc. Cl A	805	19,457
GGP, Inc.	222	5,230
Highwoods Properties, Inc.	244	12,373
Host Hotels & Resorts, Inc.	679	12,405
Kilroy Realty Corp.	382	28,708
Life Storage, Inc.	50	3,705
Medical Properties Trust, Inc.	230	2,960
New York REIT, Inc.	430	3,715
Pebblebrook Hotel Trust	250	8,060
Pennsylvania REIT	415	4,698
ProLogis, Inc.	184	10,790
QTS Realty Trust, Inc.	248	12,978
Regency Centers Corp.	232	14,532
Retail Opportunity Investments Corp.	340	6,525
RLJ Lodging Trust	143	2,841
SBA Communications Corp. Cl A*	127	17,132
Sun Communities, Inc.	150	13,154
Terreno Realty Corp.	791	26,624
The GEO Group, Inc.	541	15,998
Urstadt Biddle Pptys., Inc. Cl A	188	3,722
Vornado Realty Trust	95	8,921
Welltower, Inc.	408	30,539
Weyerhaeuser Co.	116	3,886

		454,572

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

TELECOMMUNICATION SERVICES (0.4%)
CenturyLink, Inc.	162	3,869
Level 3 Communications, Inc.*	77	4,566
ORBCOMM, Inc.*	1,927	21,776
Shenandoah Telecommunications Co.	483	14,828
Zayo Group Hldgs., Inc.*	122	3,770

		48,809

UTILITIES (2.1%)
AES Corp.	330	3,666
Ameren Corp.	139	7,599
Avista Corp.	237	10,063
Chesapeake Utilities Corp.	202	15,140
Consolidated Edison, Inc.	107	8,648
Edison International	250	19,547
Entergy Corp.	85	6,525
Eversource Energy	345	20,945
FirstEnergy Corp.	185	5,395
Great Plains Energy, Inc.	268	7,847
Idacorp, Inc.	112	9,559
NiSource, Inc.	595	15,089
Northwest Natural Gas Co.	313	18,733
NorthWestern Corp.	125	7,628
PNM Resources, Inc.	231	8,836
Portland General Electric Co.	182	8,316
PPL Corp.	218	8,428
Public Svc. Enterprise Group, Inc.	198	8,516
Sempra Energy	267	30,104
UGI Corp.	554	26,819
Westar Energy, Inc.	95	5,037

		252,440

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $4,178,113) 40.7%		4,880,776

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
INDUSTRIALS (0.0%) (2)
Mueller Industries, Inc.	NR	6.00	03/01/27	4,000	4,100

TOTAL ACTIVE ASSETS - LONG-TERM DEBT SECURITIES (Cost: $4,000) 0.0% (2)					4,100

				Shares	Value
ACTIVE ASSETS:
WARRANTS:
CONSUMER DISCRETIONARY (0.0%) (2)
Playa Hotels & Resorts NV - expiring 03/10/2022*				730	788

FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. - expiring 07/29/2020*				394	335

TOTAL ACTIVE ASSETS - WARRANTS (Cost: $455) 0.0% (2)					1,123

TOTAL ACTIVE ASSETS (Cost: $4,182,568) 40.7%					4,885,999

TOTAL INVESTMENTS (Cost: $8,910,156) 96.5%					11,567,639

OTHER NET ASSETS 3.5%					419,560

NET ASSETS 100.0%					$11,987,199

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.9%)
Advance Auto Parts, Inc.	132	15,390
Amazon.com, Inc.*	719	695,992
AutoNation, Inc.*	121	5,101
AutoZone, Inc.*	51	29,093
Bed Bath & Beyond, Inc. 267		8,117
Best Buy Co., Inc.	482	27,633
BorgWarner, Inc.	357	15,123
CarMax, Inc.*	338	21,314
Carnival Corp.	757	49,636
CBS Corp. Cl B	664	42,350
Charter Communications, Inc. Cl A*	391	131,708
Chipotle Mexican Grill, Inc.*	52	21,637
Coach, Inc.	512	24,238
Comcast Corp. Cl A	8,589	334,284
D.R. Horton, Inc.	621	21,468
Darden Restaurants, Inc.	225	20,349
Delphi Automotive PLC	487	42,686
Discovery Communications, Inc. Cl A*	272	7,026
Discovery Communications, Inc. Cl C*	386	9,731
DISH Network Corp.*	411	25,794
Disney (Walt) Co.	2,640	280,500
Dollar General Corp.	458	33,017
Dollar Tree, Inc.*	430	30,066
Expedia, Inc.	221	32,918
Foot Locker, Inc.	236	11,630
Ford Motor Co.	7,089	79,326
Gap, Inc.	399	8,774
Garmin Ltd.	205	10,461
General Motors Co.	2,487	86,871
Genuine Parts Co.	267	24,767
Goodyear Tire & Rubber Co.	461	16,117
H&R Block, Inc.	377	11,653
Hanesbrands, Inc.	665	15,401
Harley-Davidson, Inc.	318	17,178
Hasbro, Inc.	202	22,525
Hilton Worldwide Hldgs., Inc.	372	23,008
Home Depot, Inc.	2,167	332,418
Interpublic Group of Cos., Inc.	713	17,540
Kohl’s Corp.	306	11,833
L Brands, Inc.	439	23,658
Leggett & Platt, Inc.	238	12,502
Lennar Corp. Cl A	364	19,408
LKQ Corp.*	561	18,485
Lowe’s Cos., Inc.	1,555	120,559
Macy’s, Inc.	552	12,828
Marriott International, Inc. Cl A	562	56,414
Mattel, Inc.	618	13,306
McDonald’s Corp.	1,479	226,524
Michael Kors Hldgs. Ltd.*	278	10,078
Mohawk Industries, Inc.*	114	27,553
Netflix, Inc.*	782	116,839
Newell Brands, Inc.	875	46,918
News Corp. Cl A	689	9,439
News Corp. Cl B	214	3,028
NIKE, Inc. Cl B	2,399	141,541
Nordstrom, Inc.	201	9,614
Omnicom Group, Inc.	422	34,984

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

O’Reilly Automotive, Inc.*	165	36,092
Priceline Group, Inc.*	90	168,347
PulteGroup, Inc.	520	12,756
PVH Corp.	143	16,374
Ralph Lauren Corp.	99	7,306
Ross Stores, Inc.	712	41,104
Royal Caribbean Cruises Ltd.	305	33,315
Scripps Networks Interactive, Inc. Cl A	174	11,886
Signet Jewelers Ltd.	125	7,905
Staples, Inc.	1,191	11,993
Starbucks Corp.	2,622	152,889
Target Corp.	1,001	52,342
Tiffany & Co.	195	18,305
Time Warner, Inc.	1,404	140,976
TJX Cos., Inc.	1,162	83,862
Tractor Supply Co.	231	12,523
TripAdvisor, Inc.*	200	7,640
Twenty-First Century Fox, Inc. Cl A	1,908	54,073
Twenty-First Century Fox, Inc. Cl B	882	24,581
Ulta Beauty, Inc.*	105	30,171
Under Armour, Inc. Cl A*	328	7,137
Under Armour, Inc. Cl C*	330	6,653
V.F. Corp.	581	33,466
Viacom, Inc. Cl B	642	21,552
Whirlpool Corp.	135	25,869
Wyndham Worldwide Corp.	190	19,078
Wynn Resorts Ltd.	145	19,447
Yum! Brands, Inc.	601	44,330

		4,620,323

CONSUMER STAPLES (8.7%)
Altria Group, Inc.	3,501	260,719
Archer-Daniels-Midland Co.	1,039	42,994
Brown-Forman Corp. Cl B	320	15,552
Campbell Soup Co.	349	18,200
Church & Dwight Co., Inc.	454	23,554
Clorox Co.	234	31,178
Coca-Cola Co.	6,963	312,291
Colgate-Palmolive Co.	1,602	118,756
Conagra Brands, Inc.	730	26,105
Constellation Brands, Inc. Cl A	312	60,444
Costco Wholesale Corp.	796	127,304
Coty, Inc. Cl A	855	16,040
CVS Health Corp.	1,846	148,529
Dr. Pepper Snapple Group, Inc.	335	30,522
Estee Lauder Cos., Inc. Cl A	404	38,776
General Mills, Inc.	1,044	57,838
Hershey Co.	254	27,272
Hormel Foods Corp.	493	16,816
J.M. Smucker Co.	210	24,849
Kellogg Co.	458	31,813
Kimberly-Clark Corp.	642	82,889
Kraft Heinz Co.	1,082	92,662
Kroger Co.	1,647	38,408
McCormick & Co., Inc.	205	19,990
Molson Coors Brewing Co. Cl B	334	28,838
Mondelez International, Inc. Cl A	2,749	118,729
Monster Beverage Corp.*	732	36,366
PepsiCo, Inc.	2,589	299,004
Philip Morris Int’l., Inc.	2,813	330,387
Proctor & Gamble Co.	4,632	403,679
Reynolds American, Inc.	1,500	97,560
Sysco Corp.	898	45,196

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Tyson Foods, Inc. Cl A	522	32,693
Walgreens Boots Alliance, Inc.	1,546	121,067
Wal-Mart Stores, Inc.	2,674	202,368
Whole Foods Market, Inc.	583	24,550

		3,403,938

ENERGY (5.8%)
Anadarko Petroleum Corp.	1,008	45,703
Apache Corp.	688	32,976
Baker Hughes, Inc.	766	41,755
Cabot Oil & Gas Corp.	843	21,142
Chesapeake Energy Corp.*	1,397	6,943
Chevron Corp.	3,427	357,539
Cimarex Energy Co.	174	16,358
Concho Resources, Inc.*	267	32,449
ConocoPhillips	2,240	98,470
Devon Energy Corp.	952	30,435
EOG Resources, Inc.	1,043	94,412
EQT Corp.	314	18,397
Exxon Mobil Corp.	7,664	618,715
Halliburton Co.	1,571	67,097
Helmerich & Payne, Inc.	195	10,596
Hess Corp.	487	21,365
Kinder Morgan, Inc.	3,476	66,600
Marathon Oil Corp.	1,529	18,119
Marathon Petroleum Corp.	937	49,033
Murphy Oil Corp.	291	7,458
National Oilwell Varco, Inc.	681	22,432
Newfield Exploration Co.*	359	10,217
Noble Energy, Inc.	827	23,404
Occidental Petroleum Corp.	1,383	82,800
ONEOK, Inc.	686	35,782
Phillips 66	794	65,656
Pioneer Natural Resources Co.	307	48,991
Range Resources Corp.	337	7,808
Schlumberger Ltd.	2,513	165,456
TechnipFMC PLC*	839	22,821
Tesoro Corp.	274	25,646
Transocean Ltd.*	698	5,745
Valero Energy Corp.	810	54,643
Williams Cos., Inc.	1,498	45,359

		2,272,322

FINANCIALS (16.3%)
Affiliated Managers Group, Inc.	104	17,249
Aflac, Inc.	719	55,852
Allstate Corp.	662	58,547
American Express Co.	1,358	114,398
American Int’l. Group, Inc.	1,593	99,594
Ameriprise Financial, Inc.	276	35,132
Aon PLC	473	62,885
Assurant, Inc.	99	10,265
Bank of America Corp.	18,033	437,471
Bank of New York Mellon Corp.	1,884	96,122
BB&T Corp.	1,468	66,662
Berkshire Hathaway, Inc. Cl B*	3,441	582,802
BlackRock, Inc.	221	93,353
Capital One Financial Corp.	874	72,210
CBOE Holdings, Inc.	169	15,447
Charles Schwab Corp.	2,202	94,598
Chubb Ltd.	846	122,991
Cincinnati Financial Corp.	270	19,562
Citigroup, Inc.	4,987	333,531
Citizens Financial Group, Inc.	916	32,683

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

CME Group, Inc.	617	77,273
Comerica, Inc.	318	23,290
Discover Financial Svcs.	685	42,600
E*Trade Financial Corp.*	495	18,825
Everest Re Group Ltd.	74	18,840
Fifth Third Bancorp	1,359	35,280
Franklin Resources, Inc.	622	27,859
Gallagher (Arthur J.) & Co.	326	18,664
Goldman Sachs Group, Inc.	663	147,120
Hartford Financial Svcs. Group, Inc.	665	34,959
Huntington Bancshares, Inc.	1,958	26,472
Intercontinental Exchange, Inc.	1,074	70,798
Invesco Ltd.	739	26,005
iShares Core S&P 500 ETF	3,621	881,388
JPMorgan Chase & Co.	6,437	588,342
KeyCorp	1,982	37,143
Leucadia National Corp.	581	15,199
Lincoln National Corp.	405	27,370
Loews Corp.	498	23,311
M&T Bank Corp.	278	45,022
Marsh & McLennan Cos., Inc.	932	72,659
MetLife, Inc.	1,956	107,463
Moody’s Corp.	303	36,869
Morgan Stanley	2,579	114,920
Nasdaq, Inc.	207	14,798
Navient Corp.	505	8,408
Northern Trust Corp.	393	38,204
People’s United Financial, Inc.	621	10,967
PNC Financial Svcs. Grp., Inc.	875	109,261
Principal Financial Grp., Inc.	483	30,946
Progressive Corp.	1,048	46,206
Prudential Financial, Inc.	777	84,025
Raymond James Financial, Inc.	231	18,531
Regions Financial Corp.	2,170	31,769
S&P Global, Inc.	467	68,177
State Street Corp.	642	57,607
SunTrust Banks, Inc.	879	49,857
Synchrony Financial	1,394	41,569
T. Rowe Price Group, Inc. 437		32,430
Torchmark Corp.	196	14,994
Travelers Cos., Inc.	506	64,024
U.S. Bancorp	2,866	148,803
Unum Group	414	19,305
Wells Fargo & Co.	8,143	451,204
Willis Towers Watson PLC	232	33,687
XL Group Ltd.	475	20,805
Zions Bancorporation	366	16,071

		6,350,673

HEALTH CARE (14.0%)
Abbott Laboratories	3,146	152,927
AbbVie, Inc.	2,879	208,756
Aetna, Inc.	601	91,250
Agilent Technologies, Inc.	583	34,578
Alexion Pharmaceuticals, Inc.*	408	49,641
Align Technology, Inc.*	137	20,566
Allergan PLC	607	147,556
AmerisourceBergen Corp.	302	28,548
Amgen, Inc.	1,334	229,755
Anthem, Inc.	481	90,491
Bard (C.R.), Inc.	131	41,410
Baxter International, Inc.	885	53,578
Becton, Dickinson & Co.	412	80,385

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

BIOGEN, Inc.*	387	105,016
Boston Scientific Corp.*	2,487	68,940
Bristol-Myers Squibb Co.	2,989	166,547
Cardinal Health, Inc.	572	44,570
Celgene Corp.*	1,414	183,636
Centene Corp.*	313	25,002
Cerner Corp.*	532	35,362
CIGNA Corp.	463	77,502
Cooper Companies, Inc.	88	21,069
Danaher Corp.	1,107	93,420
DaVita Inc Inc.*	281	18,198
DENTSPLY SIRONA, Inc.	417	27,038
Edwards Lifesciences Corp.*	382	45,168
Envision Healthcare Corp.*	215	13,474
Express Scripts Hldg. Co.*	1,073	68,500
Gilead Sciences, Inc.	2,365	167,395
HCA Hldgs., Inc.*	520	45,344
Hologic, Inc.*	509	23,098
Humana, Inc.	262	63,042
IDEXX Laboratories, Inc.*	160	25,827
Illumina, Inc.*	265	45,983
Incyte Corp.*	309	38,906
Intuitive Surgical, Inc.*	66	61,734
Johnson & Johnson	4,881	645,707
Laboratory Corp. of America Hldgs.*	185	28,516
Lilly (Eli) & Co.	1,762	145,013
Mallinckrodt PLC*	182	8,155
McKesson Corp.	382	62,854
Medtronic PLC	2,482	220,310
Merck & Co., Inc.	4,954	317,502
Mettler-Toledo Int’l., Inc.*	46	27,073
Mylan NV*	840	32,609
Patterson Cos., Inc.	145	6,808
PerkinElmer, Inc.	200	13,628
Perrigo Co. PLC	260	19,635
Pfizer, Inc.	10,815	363,276
Quest Diagnostics, Inc.	249	27,679
Regeneron Pharmaceuticals, Inc.*	137	67,286
Schein (Henry), Inc.*	143	26,172
Stryker Corp.	562	77,994
Thermo Fisher Scientific, Inc.	709	123,699
UnitedHealth Group, Inc.	1,746	323,743
Universal Health Svcs., Inc. Cl B	163	19,899
Varian Medical Systems, Inc.*	165	17,026
Vertex Pharmaceuticals, Inc.*	450	57,992
Waters Corp.*	144	26,473
Zimmer Biomet Hldgs., Inc.	365	46,866
Zoetis, Inc.	888	55,393

		5,455,520

INDUSTRIALS (9.9%)
3M Co.	1,083	225,470
Acuity Brands, Inc.	78	15,856
Alaska Air Group, Inc.	227	20,376
Allegion PLC	172	13,953
American Airlines Group, Inc.	894	44,986
AMETEK, Inc.	415	25,137
Arconic, Inc.	799	18,097
Boeing Co.	1,018	201,310
Caterpillar, Inc.	1,066	114,552
Cintas Corp.	157	19,788
CSX Corp.	1,673	91,279
Cummins, Inc.	279	45,259

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Deere & Co.	533	65,873
Delta Air Lines, Inc.	1,336	71,797
Dover Corp.	283	22,702
Eaton Corp. PLC	809	62,964
Emerson Electric Co.	1,166	69,517
Equifax, Inc.	217	29,820
Expeditors Int’l. of Wash.	324	18,300
Fastenal Co.	524	22,810
FedEx Corp.	444	96,495
Flowserve Corp.	237	11,004
Fluor Corp.	250	11,445
Fortive Corp.	545	34,526
Fortune Brands Home & Security, Inc.	281	18,332
General Dynamics Corp.	515	102,022
General Electric Co.	15,771	425,975
Grainger (W.W.), Inc.	98	17,692
Honeywell International, Inc.	1,380	183,940
Hunt (J.B.) Transport Svcs., Inc.	156	14,255
IHS Markit Ltd.*	571	25,147
Illinois Tool Works, Inc.	565	80,936
Ingersoll-Rand PLC	464	42,405
Jacobs Engineering Group, Inc.	216	11,748
Johnson Controls Int’l. PLC	1,696	73,539
Kansas City Southern	193	20,197
L-3 Communications Corp.	142	23,725
Lockheed Martin Corp.	451	125,202
Masco Corp.	577	22,047
Nielsen Hldgs. PLC	610	23,583
Norfolk Southern Corp.	524	63,771
Northrop Grumman Corp.	316	81,120
PACCAR, Inc.	639	42,200
Parker Hannifin Corp.	241	38,517
Pentair PLC	305	20,295
Quanta Services, Inc.*	269	8,855
Raytheon Co.	526	84,938
Republic Services, Inc.	414	26,384
Robert Half Int’l., Inc.	227	10,880
Robinson (C.H.) Worldwide, Inc.	254	17,445
Rockwell Automation, Inc.	234	37,899
Rockwell Collins, Inc.	294	30,894
Roper Technologies, Inc.	184	42,602
Snap-on, Inc.	106	16,748
Southwest Airlines Co.	1,100	68,354
Stanley Black & Decker, Inc.	279	39,264
Stericycle, Inc.*	154	11,753
Textron, Inc.	486	22,891
TransDigm Group, Inc.	90	24,198
Union Pacific Corp.	1,464	159,444
United Continental Hldgs., Inc*	511	38,453
United Parcel Service, Inc. Cl B	1,248	138,016
United Rentals, Inc.*	154	17,357
United Technologies Corp.	1,349	164,726
Verisk Analytics, Inc. Cl A*	278	23,455
Waste Management, Inc.	738	54,132

Xylem, Inc.	328	18,181

		3,866,833

INFORMATION TECHNOLOGY (21.4%)
Accenture PLC Cl A	1,124	139,016
Activision Blizzard, Inc.	1,256	72,308
Adobe Systems, Inc.*	896	126,730
Advanced Micro Devices, Inc.*	1,413	17,634
Akamai Technologies, Inc.*	316	15,740

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Alliance Data Systems Corp.	101	25,926
Alphabet, Inc. Cl A*	539	501,098
Alphabet, Inc. Cl C*	541	491,287
Amphenol Corp. Cl A	557	41,118
Analog Devices, Inc.	664	51,659
ANSYS, Inc.*	155	18,860
Apple, Inc.	9,445	1,360,266
Applied Materials, Inc.	1,957	80,844
Autodesk, Inc.*	351	35,388
Automatic Data Processing, Inc.	812	83,198
Broadcom Ltd.	728	169,660
CA, Inc.	572	19,717
Cisco Systems, Inc.	9,066	283,766
Citrix Systems, Inc.*	275	21,885
Cognizant Technology Solutions	1,070	71,048
Corning, Inc.	1,668	50,123
CSRA, Inc.	267	8,477
DXC Technology Co.	512	39,280
eBay, Inc.*	1,822	63,624
Electronic Arts, Inc.*	562	59,415
F5 Networks, Inc.*	118	14,993
Facebook, Inc. Cl A*	4,286	647,100
Fidelity Nat’l. Information Svcs., Inc.	599	51,155
Fiserv, Inc.*	385	47,101
FLIR Systems, Inc.	243	8,422
Gartner, Inc.*	163	20,132
Global Payments, Inc.	277	25,019
Harris Corp.	220	23,998
Hewlett Packard Enterprise Co.	3,009	49,919
HP, Inc.	3,053	53,366
Intel Corp.	8,530	287,802
Int’l. Business Machines Corp.	1,549	238,283
Intuit, Inc.	442	58,702
Juniper Networks, Inc.	694	19,349
KLA-Tencor Corp.	284	25,989
Lam Research Corp.	292	41,298
MasterCard, Inc. Cl A	1,701	206,586
Microchip Technology, Inc.	417	32,184
Micron Technology, Inc.*	1,882	56,197
Microsoft Corp.	13,997	964,813
Motorola Solutions, Inc.	298	25,849
NetApp, Inc.	488	19,544
NVIDIA Corp.	1,083	156,558
Oracle Corp.	5,441	272,812
Paychex, Inc.	580	33,025
PayPal Hldgs., Inc.*	2,025	108,682
Qorvo, Inc.*	231	14,627
QUALCOMM, Inc.	2,679	147,934
Red Hat, Inc.*	320	30,640
Salesforce.com, inc.*	1,212	104,959
Seagate Technology PLC	543	21,041
Skyworks Solutions, Inc.	335	32,143
Symantec Corp.	1,106	31,245
Synopsys, Inc.*	270	19,691
TE Connectivity Ltd.	643	50,591
Texas Instruments, Inc.	1,803	138,705
Total System Services, Inc.	300	17,475
VeriSign, Inc.*	160	14,874
Visa, Inc. Cl A	3,347	313,882
Western Digital Corp.	530	46,958
Western Union Co.	858	16,345
Xerox Corp.	382	10,975

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Xilinx, Inc.	450	28,944

		8,377,974

MATERIALS (2.8%)
Air Products & Chemicals, Inc.	396	56,652
Albemarle Corp.	202	21,319
Avery Dennison Corp.	160	14,139
Ball Corp.	634	26,761
CF Industries Hldgs., Inc.	417	11,659
Dow Chemical Co.	2,037	128,474
Du Pont (E.I.) de Nemours & Co.	1,568	126,553
Eastman Chemical Co.	266	22,341
Ecolab, Inc.	473	62,791
FMC Corp.	242	17,678
Freeport-McMoRan Copper & Gold, Inc.*	2,404	28,872
International Paper Co.	749	42,401
Int’l. Flavors & Fragrances, Inc.	142	19,170
LyondellBasell Inds. NV Cl A	598	50,465
Martin Marietta Materials, Inc.	115	25,597
Monsanto Co.	796	94,215
Newmont Mining Corp.	971	31,451
Nucor Corp.	576	33,333
PPG Industries, Inc.	464	51,021
Praxair, Inc.	518	68,661
Sealed Air Corp.	353	15,800
Sherwin-Williams Co.	146	51,240
The Mosaic Co.	641	14,634
Vulcan Materials Co.	240	30,403
WestRock Co.	455	25,804

		1,071,434

REAL ESTATE (2.8%)
Alexandria Real Estate Equities, Inc.	165	19,878
American Tower Corp.	770	101,886
Apartment Investment & Management Co. Cl A	287	12,332
AvalonBay Communities, Inc.	248	47,658
Boston Properties, Inc.	278	34,200
CBRE Group, Inc.*	539	19,620
Crown Castle Int’l. Corp.	662	66,319
Digital Realty Trust, Inc.	287	32,417
Equinix, Inc.	140	60,254
Equity Residential	665	43,777
Essex Property Trust, Inc.	119	30,615
Extra Space Storage, Inc.	229	17,862
Federal Realty Investment Trust	132	16,683
GGP, Inc.	1,048	24,691
HCP, Inc.	843	26,942
Host Hotels & Resorts, Inc.	1,336	24,409
Iron Mountain, Inc.	441	15,153
Kimco Realty Corp.	758	13,909
Mid-America Apt. Communities, Inc.	206	21,708
ProLogis, Inc.	961	56,353
Public Storage	270	56,303
Realty Income Corp.	493	27,204
Regency Centers Corp.	268	16,788
Simon Property Group, Inc.	566	91,556
SL Green Realty Corp	184	19,467
The Macerich Co.	216	12,541
UDR, Inc.	487	18,978
Ventas, Inc.	642	44,606
Vornado Realty Trust	313	29,391
Welltower, Inc.	660	49,401
Weyerhaeuser Co.	1,362	45,627

		1,098,528

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

TELECOMMUNICATION SERVICES (2.1%)
AT&T, Inc.	11,136	420,161
CenturyLink, Inc.	995	23,761
Level 3 Communications, Inc.*	532	31,548
Verizon Communications, Inc.	7,384	329,769

		805,239

UTILITIES (3.1%)
AES Corp.	1,203	13,365
Alliant Energy Corp.	413	16,590
Ameren Corp.	437	23,891
American Electric Power Co., Inc.	891	61,898
American Water Works Co., Inc.	326	25,412
CenterPoint Energy, Inc.	788	21,575
CMS Energy Corp.	507	23,449
Consolidated Edison, Inc.	555	44,855
Dominion Resources, Inc.	1,138	87,205
DTE Energy Co.	326	34,488
Duke Energy Corp.	1,268	105,992
Edison International	592	46,288
Entergy Corp.	325	24,950
Eversource Energy	573	34,787
Exelon Corp.	1,678	60,525
FirstEnergy Corp.	800	23,328
NextEra Energy, Inc.	848	118,830
NiSource, Inc.	583	14,785
NRG Energy, Inc.	564	9,712
PG&E Corp.	925	61,392
Pinnacle West Capital Corp.	204	17,373
PPL Corp.	1,238	47,861
Public Svc. Enterprise Group, Inc.	914	39,311
SCANA Corp.	261	17,490
Sempra Energy	455	51,301
Southern Co.	1,801	86,232
WEC Energy Group, Inc.	569	34,925
Xcel Energy, Inc.	918	42,118

		1,189,928

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $28,330,763) 98.8%		38,512,712

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	0.89	08/10/17	200,000	199,802

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $199,802) 0.5%					199,802

TOTAL INVESTMENTS (Cost: $28,530,565) 99.3%					38,712,514

OTHER NET ASSETS 0.7%					284,038

NET ASSETS 100.0%					$38,996,552

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.9%)
Aaron’s, Inc.	828	32,209
Adtalem Global Education, Inc.	748	28,387
AMC Networks, Inc. Cl A*	734	39,203
American Eagle Outfitters, Inc.	2,269	27,341
Big Lots, Inc.	591	28,545
Brinker International, Inc.	632	24,079
Brunswick Corp.	1,173	73,582
Buffalo Wild Wings, Inc.*	215	27,241
Cabela’s, Inc.*	678	40,287
Cable One, Inc.	59	41,943
CalAtlantic Group, Inc.	998	35,279
Carter’s, Inc.	634	56,394
Cheesecake Factory, Inc.	570	28,671
Chico’s FAS, Inc.	1,630	15,355
Churchill Downs, Inc.	157	28,778
Cinemark Hldgs., Inc.	1,365	53,030
Cooper Tire & Rubber Co.	654	23,609
Cracker Barrel Old Country Store, Inc.	314	52,517
Dana Hldg. Corp.	1,841	41,110
Deckers Outdoor Corp.*	404	27,577
Dick’s Sporting Goods, Inc.	1,131	45,048
Dillard’s, Inc. Cl A	281	16,211
Domino’s Pizza, Inc.	616	130,302
Dunkin’ Brands Group, Inc.	1,166	64,270
GameStop Corp. Cl A	1,328	28,698
Gentex Corp.	3,771	71,536
Graham Hldgs. Co. Cl B	60	35,979
Helen of Troy Ltd.*	344	32,370
HSN, Inc.	409	13,047
International Speedway Corp. Cl A	297	11,152
Jack in the Box, Inc.	383	37,726
Kate Spade & Co.*	1,618	29,917
KB Home	1,097	26,295
Live Nation Entertainment, Inc.*	1,717	59,837
Meredith Corp.	477	28,358
Michaels Stores, Inc.*	1,385	25,650
Murphy USA, Inc.*	461	34,165
New York Times Co. Cl A	1,581	27,984
NVR, Inc.*	44	106,067
Office Depot, Inc.	6,849	38,628
Panera Bread Co. Cl A*	271	85,267
Papa John’s Int’l., Inc.	327	23,466
Polaris Industries, Inc.	768	70,833
Pool Corp.	531	62,430
Sally Beauty Hldgs., Inc.*	1,772	35,883
Service Corp. International	2,442	81,685
Skechers U.S.A., Inc. Cl A*	1,780	52,510
Sotheby’s*	583	31,290
TEGNA, Inc.	2,695	38,835
Tempur Sealy Int’l., Inc.*	626	33,422
Texas Roadhouse, Inc.	825	42,034
The Wendy’s Co.	2,545	39,473
Thor Industries, Inc.	606	63,339
Toll Brothers, Inc.	1,901	75,109
TRI Pointe Group, Inc.*	2,098	27,673
Tupperware Brands Corp.	660	46,352

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Urban Outfitters, Inc.*	1,201	22,267
Wiley (John) & Sons, Inc. Cl A	566	29,857
Williams-Sonoma, Inc.	1,027	49,810

		2,499,912

CONSUMER STAPLES (3.5%)
Avon Products, Inc.*	5,655	21,489
Boston Beer Co., Inc. Cl A*	113	14,933
Casey’s General Stores, Inc.	506	54,198
Dean Foods Co.	1,193	20,281
Edgewell Personal Care Co.*	761	57,851
Energizer Hldgs., Inc.	788	37,840
Flowers Foods, Inc.	2,371	41,042
Hain Celestial Group, Inc.*	1,331	51,669
Ingredion, Inc.	936	111,581
Lamb Weston Hldgs., Inc.	1,814	79,889
Lancaster Colony Corp.	255	31,268
Nu Skin Enterprises, Inc. Cl A	662	41,600
Post Hldgs., Inc.*	863	67,012
Snyder’s-Lance, Inc.	1,139	39,432
Sprouts Farmers Market, Inc.*	1,666	37,768
Tootsie Roll Industries, Inc.	242	8,434
TreeHouse Foods, Inc.*	737	60,206
United Natural Foods, Inc.*	650	23,855

		800,348

ENERGY (2.7%)
CONSOL Energy, Inc.*	2,324	34,721
Diamond Offshore Drilling, Inc.*	747	8,090
Dril-Quip, Inc.*	470	22,936
Energen Corp.*	1,239	61,169
Ensco PLC Cl A	3,780	19,505
Gulfport Energy Corp.*	2,118	31,241
HollyFrontier Corp.	2,253	61,890
Matador Resources Co.*	1,192	25,473
Nabors Industries Ltd.	3,718	30,265
Oceaneering Int’l., Inc.	1,222	27,910
Oil States International, Inc.*	676	18,353
Patterson-UTI Energy, Inc.	2,142	43,247
PBF Energy, Inc.	1,436	31,965
QEP Resources, Inc.*	3,094	31,249
Rowan Companies PLC Cl A*	1,588	16,261
SM Energy Co.	1,220	20,167
Southwestern Energy Co.*	6,661	40,499
Superior Energy Services, Inc.*	1,900	19,817
World Fuel Services Corp.	903	34,720
WPX Energy, Inc.*	5,142	49,672

		629,150

FINANCIALS (17.7%)
Alleghany Corp.*	200	118,960
American Financial Group, Inc.	944	93,805
Aspen Insurance Hldgs. Ltd.	758	37,786
Associated Banc-Corp.	1,964	49,493
BancorpSouth, Inc.	1,067	32,544
Bank of Hawaii Corp.	551	45,716
Bank of the Ozarks, Inc.	1,557	72,977
Berkley (W.R.) Corp.	1,262	87,293
Brown & Brown, Inc.	1,494	64,347
Cathay General Bancorp	995	37,760
Chemical Financial Corp.	922	44,634
CNO Financial Group, Inc.	2,188	45,685
Commerce Bancshares, Inc.	1,130	64,218
Cullen/Frost Bankers, Inc.	729	68,460

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

East West Bancorp, Inc.	1,861	109,017
Eaton Vance Corp.	1,508	71,359
FactSet Research Systems, Inc.	504	83,755
Federated Investors, Inc. Cl B	1,170	33,053
First American Financial Corp.	1,455	65,024
First Horizon National Corp.	3,048	53,096
FNB Corp.	4,231	59,911
Fulton Financial Corp.	2,265	43,035
Genworth Financial, Inc.*	6,435	24,260
Hancock Hldg. Co.	1,100	53,900
Hanover Insurance Group, Inc.	558	49,456
Home Bancshares, Inc.	1,689	42,056
International Bancshares Corp.	778	27,269
iShares Core S&P Mid-Cap ETF	3,063	532,804
Janus Henderson Group PLC*	2,352	77,880
Kemper Corp.	640	24,704
Legg Mason, Inc.	1,079	41,175
MarketAxess Hldgs., Inc.	483	97,131
MB Financial, Inc.	924	40,693
Mercury General Corp.	459	24,786
MSCI, Inc. Cl A	1,169	120,395
New York Community Bancorp, Inc.	6,251	82,076
Old Republic Int’l. Corp.	3,146	61,441
PacWest Bancorp	1,543	72,058
Pinnacle Financial Partners, Inc.	930	58,404
Primerica, Inc.	599	45,374
Prosperity Bancshares, Inc.	906	58,201
Reinsurance Grp. of America, Inc.	835	107,206
RenaissanceRe Hldgs. Ltd.	518	72,028
SEI Investments Co.	1,741	93,631
Signature Bank*	694	99,610
SLM Corp.*	5,683	65,355
Stifel Financial Corp.*	900	41,382
SVB Financial Group*	682	119,889
Synovus Financial Corp.	1,574	69,634
TCF Financial Corp.	2,294	36,566
Texas Capital Bancshares, Inc.*	634	49,072
Trustmark Corp.	908	29,201
UMB Financial Corp.	578	43,269
Umpqua Hldgs. Corp.	2,907	53,373
United Bankshares, Inc.	1,387	54,370
Valley National Bancorp	3,444	40,674
Washington Federal, Inc.	1,138	37,782
Webster Financial Corp.	1,217	63,552
Wintrust Financial Corp.	727	55,572

		4,048,157

HEALTH CARE (8.5%)
Abiomed, Inc.*	522	74,803
Acadia Healthcare Co., Inc.*	983	48,541
Akorn, Inc.*	1,147	38,470
Allscripts Healthcare Solutions, Inc.*	2,415	30,815
Bio-Rad Laboratories, Inc. Cl A*	270	61,104
Bio-Techne Corp.	479	56,283
Bioverative, Inc.*	1,399	84,178
Catalent, Inc.*	1,614	56,651
Charles River Laboratories Int’l., Inc.*	604	61,095
Endo International PLC*	2,575	28,763
Globus Medical, Inc. Cl A*	914	30,299
Halyard Health, Inc.*	608	23,882
HealthSouth Corp.	1,176	56,918
Hill-Rom Hldgs., Inc.	753	59,946

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

INC Research Hldgs., Inc. Cl A*	678	39,663
LifePoint Health, Inc.*	539	36,194
LivaNova PLC*	556	34,033
Masimo Corp.*	584	53,249
Medidata Solutions, Inc.*	714	55,835
MEDNAX, Inc.*	1,188	71,720
Molina Healthcare, Inc.*	558	38,602
NuVasive, Inc.*	651	50,075
Owens & Minor, Inc.	812	26,138
PAREXEL International Corp.*	649	56,405
Prestige Brands Hldgs., Inc.*	694	36,650
ResMed, Inc.	1,825	142,108
STERIS PLC	1,079	87,939
Teleflex, Inc.	577	119,878
Tenet Healthcare Corp.*	1,073	20,752
United Therapeutics Corp.*	574	74,465
VCA Inc.*	1,039	95,910
WellCare Health Plans, Inc.*	577	103,606
West Pharmaceutical Svcs., Inc.	953	90,078

		1,945,048

INDUSTRIALS (14.0%)
AECOM*	2,033	65,727
AGCO Corp.	851	57,349
Avis Budget Group, Inc.*	1,130	30,815
Carlisle Cos., Inc.	832	79,373
Clean Harbors, Inc.*	679	37,909
Copart, Inc.*	2,647	84,148
Crane Co.	649	51,518
Curtiss-Wright Corp.	581	53,324
Deluxe Corp.	638	44,162
Donaldson Co., Inc.	1,684	76,689
Dun & Bradstreet Corp.	466	50,398
Dycom Industries, Inc.*	401	35,898
EMCOR Group, Inc.	748	48,904
EnerSys	559	40,500
Esterline Technologies Corp.*	391	37,067
FTI Consulting, Inc.*	555	19,403
GATX Corp.	493	31,685
Genesee & Wyoming, Inc. Cl A*	803	54,917
Graco, Inc.	718	78,463
Granite Construction, Inc.	514	24,795
HNI Corp.	591	23,563
Hubbell, Inc.	667	75,484
Huntington Ingalls Industries, Inc.	593	110,393
IDEX Corp.	980	110,750
ITT, Inc.	1,122	45,082
JetBlue Airways Corp*	4,270	97,484
KBR, Inc.	1,873	28,507
Kennametal, Inc.	1,042	38,992
Kirby Corp.*	700	46,795
KLX, Inc.*	682	34,100
Landstar System, Inc.	535	45,796
Lennox International, Inc.	500	91,820
Lincoln Electric Hldgs., Inc.	800	73,672
Manpowergroup, Inc.	863	96,354
Miller (Herman), Inc.	759	23,074
MSA Safety, Inc.	390	31,656
MSC Industrial Direct Co., Inc. Cl A	583	50,115
Nordson Corp.	686	83,226
NOW, Inc.*	1,374	22,094
Old Dominion Freight Line, Inc.	884	84,192

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Orbital ATK, Inc.	748	73,573
Oshkosh Corp.	947	65,229
Pitney Bowes, Inc.	2,387	36,044
Regal Beloit Corp.	577	47,054
Rollins, Inc.	1,233	50,195
Ryder System, Inc.	702	50,530
Smith (A.O.) Corp.	1,872	105,450
Teledyne Technologies, Inc.*	455	58,081
Terex Corp.	1,260	47,250
Timken Co.	887	41,024
Toro Co.	1,389	96,244
Trinity Industries, Inc.	1,988	55,724
Valmont Industries, Inc.	297	44,431
Wabtec Corp.	1,108	101,382
Watsco, Inc.	400	61,680
Werner Enterprises, Inc.	590	17,317
Woodward, Inc.	718	48,522

		3,215,923

INFORMATION TECHNOLOGY (16.5%)
3D Systems Corp.*	1,439	26,909
ACI Worldwide, Inc.*	1,536	34,360
Acxiom Corp.*	1,061	27,565
ARRIS International PLC*	2,431	68,117
Arrow Electronics, Inc.*	1,140	89,399
Avnet, Inc.	1,615	62,791
Belden, Inc.	555	41,864
Blackbaud, Inc.	624	53,508
Broadridge Financial Solutions, Inc.	1,528	115,456
Brocade Communications Systems, Inc.	5,240	66,076
Cadence Design Systems, Inc.*	3,607	120,798
Cars.com, Inc.*	920	24,500
CDK Global, Inc.	1,847	114,625
Ciena Corp.*	1,831	45,812
Cirrus Logic, Inc.*	834	52,308
Cognex Corp.	1,118	94,918
Coherent, Inc.*	312	70,197
CommVault Systems, Inc.*	530	29,919
Convergys Corp.	1,238	29,440
CoreLogic, Inc.*	1,106	47,978
Cree, Inc.*	1,237	30,492
Cypress Semiconductor Corp.	4,299	58,681
Diebold Nixdorf, Inc.	970	27,160
DST Systems, Inc.	788	48,620
Fair Isaac Corp.	396	55,206
First Solar, Inc.*	1,019	40,638
Fortinet, Inc.*	1,923	71,997
Henry (Jack) & Associates, Inc.	1,008	104,701
Integrated Device Technology, Inc.*	1,723	44,436
InterDigital, Inc.	452	34,940
IPG Photonics Corp.*	485	70,374
j2 Global, Inc.	610	51,905
Jabil Circuit, Inc.	2,374	69,297
Keysight Technologies, Inc.*	2,388	92,965
Knowles Corp.*	1,089	18,426
Leidos Hldgs., Inc.	1,849	95,575
Littelfuse, Inc.	290	47,850
LogMeIn, Inc.	680	71,060
Manhattan Associates, Inc.*	918	44,119
MAXIMUS, Inc.	839	52,547
Microsemi Corp.*	1,458	68,234
Monolithic Power Systems, Inc.	483	46,561

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

National Instruments Corp.	1,366	54,941
NCR Corp.*	1,578	64,446
NetScout Systems, Inc.*	1,186	40,798
NeuStar, Inc. Cl A*	704	23,478
Plantronics, Inc.	433	22,650
PTC, Inc.*	1,489	82,074
Sabre Corp.	2,664	57,995
Science Applications Int’l. Corp.	561	38,945
Silicon Laboratories, Inc.*	537	36,704
Synaptics, Inc.*	442	22,856
SYNNEX Corp.	381	45,705
Take-Two Interactive Software, Inc.*	1,343	98,549
Tech Data Corp.*	440	44,440
Teradata Corp.*	1,684	49,661
Teradyne, Inc.	2,563	76,967
Trimble Navigation Ltd.*	3,269	116,605
Tyler Technologies, Inc.*	437	76,768
Ultimate Software Group, Inc.*	377	79,193
VeriFone Systems, Inc.*	1,491	26,987
Versum Materials, Inc.	1,378	44,785
ViaSat, Inc.*	694	45,943
Vishay Intertechnology, Inc.	1,784	29,614
WebMD Health Corp.*	474	27,800
WEX, Inc.*	508	52,969
Zebra Technologies Corp. Cl A*	667	67,047

		3,790,244

MATERIALS (7.1%)
Allegheny Technologies, Inc.	1,438	24,460
AptarGroup, Inc.	794	68,967
Ashland Global Holdings, Inc.	809	53,321
Bemis Co., Inc.	1,174	54,298
Cabot Corp.	797	42,584
Carpenter Technology Corp.	594	22,233
Commercial Metals Co.	1,468	28,523
Compass Minerals Int’l., Inc.	429	28,014
Domtar Corp.	814	31,274
Eagle Materials, Inc.	617	57,023
Greif, Inc. Cl A	348	19,411
Louisiana-Pacific Corp.*	1,863	44,917
Minerals Technologies, Inc.	447	32,720
NewMarket Corp.	119	54,797
Olin Corp.	2,096	63,467
Owens-Illinois, Inc.*	2,070	49,514
Packaging Corp. of America	1,203	133,998
PolyOne Corp.	1,036	40,135
Reliance Steel & Aluminum Co.	947	68,951
Royal Gold, Inc.	853	66,679
RPM International, Inc.	1,738	94,808
Scotts Miracle-Gro Co. Cl A	586	52,424
Sensient Technologies Corp.	581	46,788
Silgan Hldgs., Inc.	950	30,191
Sonoco Products Co.	1,259	64,738
Steel Dynamics, Inc.	3,073	110,044
The Chemours Co.	2,386	90,477
United States Steel Corp.	2,254	49,904
Valvoline, Inc.	2,642	62,668
Worthington Industries, Inc.	587	29,479

		1,616,807

REAL ESTATE (9.2%)
Alexander & Baldwin, Inc.	618	25,573
American Campus Communities, Inc.	1,740	82,302

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Camden Property Trust	1,133	96,883
Care Capital Pptys., Inc.	1,073	28,649
CoreCivic, Inc.	1,568	43,245
Corporate Office Pptys. Trust	1,259	44,103
Cousins Properties, Inc.	5,490	48,257
CyrusOne, Inc.	992	55,304
DCT Industrial Trust, Inc.	1,202	64,235
Douglas Emmett, Inc.	1,921	73,401
Duke Realty Corp.	4,577	127,927
Education Realty Trust, Inc.	930	36,038
EPR Properties	828	59,508
First Industrial Realty Trust, Inc.	1,516	43,388
Healthcare Realty Trust	1,507	51,464
Highwoods Properties, Inc.	1,306	66,227
Hospitality Properties Trust	2,126	61,973
Jones Lang LaSalle, Inc.	589	73,625
Kilroy Realty Corp.	1,259	94,614
Lamar Advertising Co. Cl A	1,067	78,499
LaSalle Hotel Pptys.	1,453	43,299
Liberty Property Trust	1,920	78,163
Life Storage, Inc.	600	44,460
Mack-Cali Realty Corp.	1,135	30,804
Medical Properties Trust, Inc.	4,730	60,875
National Retail Pptys., Inc.	1,960	76,636
Omega Healthcare Investors, Inc.	2,566	84,729
Potlatch Corp.	547	24,998
Quality Care Properties, Inc.*	1,227	22,466
Rayonier, Inc.	1,623	46,694
Senior Housing Pptys. Trust	3,100	63,364
Tanger Factory Outlet Centers, Inc.	1,312	34,086
Taubman Centers, Inc.	805	47,938
The GEO Group, Inc.	1,636	48,377
Uniti Group, Inc.*	2,056	51,688
Urban Edge Pptys.	1,301	30,873
Washington Prime Group, Inc.	2,408	20,155
Weingarten Realty Investors	1,521	45,782

		2,110,602

TELECOMMUNICATION SERVICES (0.2%)
Frontier Communications Corp.	14,503	16,823
Telephone & Data Systems, Inc.	1,217	33,772

		50,595

UTILITIES (5.1%)
Aqua America, Inc.	2,302	76,657
Atmos Energy Corp.	1,352	112,148
Black Hills Corp.	690	46,554
Great Plains Energy, Inc.	2,783	81,486
Hawaiian Electric Industries, Inc.	1,393	45,105
Idacorp, Inc.	642	54,795
MDU Resources Group, Inc.	2,504	65,605
National Fuel Gas Co.	1,088	60,754
New Jersey Resources Corp.	1,107	43,948
NorthWestern Corp.	608	37,100
OGE Energy Corp.	2,529	87,984
ONE Gas, Inc.	681	47,541
PNM Resources, Inc.	1,023	39,130
Southwest Gas Corp.	609	44,494
UGI Corp.	2,204	106,696
Vectren Corp.	1,071	62,589
Westar Energy, Inc.	1,830	97,027
WGL Hldgs., Inc.	658	54,897

		1,164,510

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $17,457,307) 95.4%		21,871,296

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.3%)
U.S. Treasury Bill (1)	A-1+	0.76	07/06/17	300,000	299,968

COMMERCIAL PAPER (1.7%)
Wisconsin Power & Light	A-1	1.10	07/05/17	400,000	399,951

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $699,919) 3.0%					699,919

TOTAL INVESTMENTS (Cost: $18,157,226) 98.4%					22,571,215

OTHER NET ASSETS 1.6%					354,519

NET ASSETS 100.0%					$22,925,734

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.4%)
AMC Entertainment Hldgs., Inc. Cl A	2,230	50,733
Bassett Furniture Industries, Inc.	2,636	100,036
Belmond Ltd.*	2,751	36,588
Houghton Mifflin Harcourt Co.*	12,425	152,828
Intrawest Resorts Hldgs., Inc.*	2,675	63,505
MSG Networks, Inc.*	2,840	63,758
Playa Hotels & Resorts NV*	7,710	92,135
Red Rock Resorts, Inc. Cl A	1,130	26,612
Select Comfort Corp.*	5,519	195,869
Unifi, Inc.*	2,973	91,568

		873,632

CONSUMER STAPLES (2.5%)
Crimson Wine Group Ltd.*	11,299	121,012
Farmer Brothers Co.*	1,071	32,398
Orchids Paper Products Co.	2,121	27,467
Vector Group Ltd.	3,558	75,857

		256,734

ENERGY (4.5%)
Abraxas Petroleum Corp.*	13,722	22,230
Atwood Oceanics, Inc.*	4,262	34,735
Carrizo Oil and Gas, Inc.*	1,018	17,734
CrossAmerica Partners LP	2,053	52,352
Gulfport Energy Corp.*	1,680	24,780
Matrix Service Co.*	1,318	12,323
Nabors Industries Ltd.	3,752	30,541
PBF Energy, Inc.	6,789	151,123
PDC Energy, Inc.*	802	34,574
Range Resources Corp.	2,246	52,040
RSP Permian, Inc.*	984	31,754

		464,186

FINANCIALS (31.3%)
Allied World Assurance Co. Hldgs. AG	1,709	90,406
American Equity Investment Life Hldg. Co.	3,744	98,392
Aspen Insurance Hldgs. Ltd.	1,861	92,771
BancFirst Corp.	1,351	130,507
Bank of Marin Bancorp	1,098	67,582
Banner Corp.	2,203	124,492
Brookline Bancorp, Inc.	8,345	121,837
Bryn Mawr Bank Corp.	2,442	103,785
Canadian Imperial Bank of Commerce	1,122	91,062
Charter Financial Corp.	4,269	76,842
Customers Bancorp, Inc.*	3,465	97,990
Dime Community Bancshares	3,908	76,597
Eagle Bancorp, Inc.*	1,312	83,050
Easterly Acquisition Corp.*	7,009	70,440
Ellington Financial LLC	7,247	117,474
Enterprise Financial Svcs. Corp.	2,635	107,508
First Connecticut Bancorp, Inc.	1,981	50,813
First Interstate BancSytem, Inc.	3,090	114,948
Flushing Financial Corp.	2,670	75,267
Glacier Bancorp, Inc.	2,737	100,202
Great Southern Bancorp, Inc.	680	36,380
Hanmi Financial Corp.	1,963	55,847
Investors Bancorp, Inc.	6,368	85,076
Janus Henderson Group PLC*	1,669	55,257
Marlin Business Svcs. Corp.	3,910	98,337
MB Financial, Inc.	1,689	74,384

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

NMI Hldgs., Inc. Cl A*	9,587	109,771
Northfield Bancorp, Inc.	5,798	99,436
Prosperity Bancshares, Inc.	760	48,822
Selective Insurance Group, Inc.	2,699	135,085
Stock Yards Bancorp, Inc.	4,718	183,530
Stonegate Bank	698	32,234
SVB Financial Group*	1,173	206,202
TriCo Bancshares	1,474	51,811
UMB Financial Corp.	842	63,032
United Financial Bancorp, Inc.	863	14,403
Waterstone Financial, Inc.	1,188	22,394

		3,263,966

HEALTH CARE (5.1%)
Acadia Healthcare Co., Inc.*	1,390	68,638
Albany Molecular Research, Inc.*	2,352	51,038
Emergent Biosolutions, Inc.*	798	27,060
Envision Healthcare Corp.*	1,044	65,427
Kindred Healthcare, Inc.	2,897	33,750
Neurocrine Biosciences, Inc.*	520	23,920
Pacific Biosciences of CA, Inc.*	8,181	29,124
Supernus Pharmaceuticals, Inc.*	4,228	182,227
Wright Medical Group NV*	1,910	52,506

		533,690

INDUSTRIALS (13.5%)
Alaska Air Group, Inc.	961	86,259
Astronics Corp.*	1,580	48,143
AZZ, Inc.	1,687	94,135
BMC Stock Hldgs., Inc.*	3,466	75,732
Covenant Transportation Group Cl A*	3,053	53,519
Deluxe Corp.	1,367	94,624
EMCOR Group, Inc.	510	33,344
Encore Wire Corp.	2,376	101,455
Hyster-Yale Materials Handling, Inc. Cl A	1,010	70,953
Kirby Corp.*	1,229	82,159
LSC Communications, Inc.	2,403	51,424
Miller Industries, Inc.	5,818	144,577
Mueller Industries, Inc.	7,755	236,135
Orbital ATK, Inc.	593	58,327
Tutor Perini Corp.*	1,150	33,063
Universal Forest Products, Inc.	485	42,345
VSE Corp.	2,109	94,863

		1,401,057

INFORMATION TECHNOLOGY (11.6%)
Aerohive Networks, Inc.*	6,067	30,335
Ambarella, Inc.*	620	30,101
Anixter International, Inc.*	438	34,252
CommVault Systems, Inc.*	800	45,160
Comtech Telecommunications Corp.	3,898	73,945
Cypress Semiconductor Corp.	1,300	17,745
Everspin Technologies, Inc.*	1,196	23,896
LogMeIn, Inc.	669	69,911
MaxLinear, Inc. Cl A*	2,100	58,569
MKS Instruments, Inc.	1,542	103,777
Perficient, Inc.*	1,970	36,721
Plexus Corp.*	1,089	57,249
Proofpoint, Inc.*	1,273	110,535
Richardson Electronics Ltd.	12,767	76,219
Rogers Corp.*	293	31,826
Sequans Communications S.A. ADR*	21,366	70,721
Stamps.com, Inc.*	606	93,854
SYNNEX Corp.	734	88,051
Virtusa Corp.*	1,407	41,366

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Xperi Corp.	1,370	40,826
Xura, Inc.*	3,068	76,700

		1,211,759

MATERIALS (3.9%)
Boise Cascade Co.*	2,135	64,904
Ferro Corp.*	2,376	43,457
Kaiser Aluminum Corp.	1,282	113,483
Kraton Corporation Inc.*	2,846	98,016
TimkenSteel Corp.*	3,434	52,781
United States Steel Corp.	1,310	29,003

		401,644

REAL ESTATE (10.6%)
Alexander’s, Inc.	115	48,468
Chatham Lodging Trust	3,397	68,246
Chesapeake Lodging Trust	3,235	79,160
Colony NorthStar, Inc. Cl A	8,538	120,300
Cousins Properties, Inc.	4,954	43,546
Easterly Government Pptys.	4,857	101,754
FelCor Lodging Trust, Inc.	6,621	47,737
Forest City Realty Trust, Inc. Cl A	6,341	153,262
Highwoods Properties, Inc.	2,060	104,463
Life Storage, Inc.	494	36,605
Medical Properties Trust, Inc.	1,930	24,839
New York REIT, Inc.	3,740	32,314
Pennsylvania REIT	3,682	41,680
Terreno Realty Corp.	2,459	82,770
The GEO Group, Inc.	3,085	91,223
Urstadt Biddle Pptys., Inc. Cl A	1,567	31,027

		1,107,394

TELECOMMUNICATION SERVICES (1.3%)
ORBCOMM, Inc.*	7,678	86,761
Shenandoah Telecommunications Co.	1,646	50,532

		137,293

UTILITIES (4.2%)
Avista Corp.	2,063	87,595
Idacorp, Inc.	953	81,339
Northwest Natural Gas Co.	913	54,643
NorthWestern Corp.	1,131	69,014
PNM Resources, Inc.	2,008	76,806
Portland General Electric Co.	1,590	72,647

		442,044

TOTAL COMMON STOCKS (Cost: $7,935,654) 96.9%		10,093,399

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
INDUSTRIALS (0.4%)
Mueller Industries, Inc.	NR	6.00	03/01/27	38,000	38,950

TOTAL LONG-TERM DEBT SECURITIES (Cost: $38,000) 0.4%					38,950

				Shares	Value
WARRANTS:
CONSUMER DISCRETIONARY (0.1%)
Playa Hotels & Resorts NV - expiring 03/10/2022*				6,530	7,052

FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. - expiring 07/29/2020*				3,504	2,978

TOTAL WARRANTS (Cost: $4,056) 0.1%					10,030

TOTAL INVESTMENTS (Cost: $7,977,710) 97.4%					10,142,379

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

OTHER NET ASSETS 2.6%	274,546

NET ASSETS 100.0%	$10,416,925

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.4%)
AMC Networks, Inc. Cl A*	583	31,138
Belmond Ltd.*	3,021	40,179
Bloomin’ Brands, Inc.	3,504	74,390
Bright Horizons Family Solutions, Inc.*	633	48,874
Cooper Tire & Rubber Co.	1,343	48,482
Dave & Buster’s Entertainment, Inc.*	699	46,490
Five Below, Inc.*	2,315	114,292
Haverty Furniture Cos., Inc.	3,751	94,150
Intrawest Resorts Hldgs., Inc.*	1,622	38,506
LCI Industries	408	41,779
Lions Gate Entertainment Corp. Cl A	1,804	50,895
Lions Gate Entertainment Corp. Cl B*	1,804	47,396
Lithia Motors, Inc. Cl A	753	70,955
MSG Networks, Inc.*	951	21,350
Red Rock Resorts, Inc. Cl A	2,855	67,235
Select Comfort Corp.*	3,505	124,392
Steve Madden Ltd.*	1,461	58,367
Thor Industries, Inc.	651	68,043

		1,086,913

CONSUMER STAPLES (2.8%)
Cal-Maine Foods, Inc.*	738	29,225
National Beverage Corp.	68	6,362
Orchids Paper Products Co.	949	12,290
Vector Group Ltd.	2,136	45,540
Village Super Market, Inc. Cl A	1,485	38,491
WD-40 Co.	734	80,997

		212,905

ENERGY (1.0%)
Gulfport Energy Corp.*	1,447	21,343
Matador Resources Co.*	1,209	25,836
RPC, Inc.	1,243	25,121

		72,300

FINANCIALS (6.5%)
AMERISAFE, Inc.	657	37,416
First Merchants Corp.	1,181	47,405
Heritage Financial Corp.	2,001	53,027
Investors Bancorp, Inc.	3,430	45,825
iShares Russell 2000 Growth ETF	107	18,058
Moelis & Co. Cl A	1,633	63,442
Pinnacle Financial Partners, Inc.	794	49,863
S&T Bancorp, Inc.	709	25,425
Starwood Property Trust, Inc.	2,213	49,549
TriState Capital Hldgs., Inc.*	1,783	44,932
United Insurance Hldgs. Corp.	3,479	54,725

		489,667

HEALTH CARE (21.8%)
Abiomed, Inc.*	316	45,283
Acadia Healthcare Co., Inc.*	3,212	158,605
ACADIA Pharmaceuticals, Inc.*	1,068	29,787
Accelerate Diagnostics, Inc.*	176	4,814
Acceleron Pharma, Inc.*	857	26,044
Agios Pharmaceuticals, Inc.*	357	18,368
Anika Therapeutics, Inc.*	739	36,462
Atrion Corp.	47	30,235
BioSpecifics Technologies Corp.*	751	37,182
Catalent, Inc.*	957	33,591
Chemed Corp.	166	33,952
Clovis Oncology, Inc.*	565	52,901

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

DexCom, Inc.*	382	27,943
Emergent Biosolutions, Inc.*	1,180	40,014
Exact Sciences Corp.*	1,612	57,016
Insulet Corp.*	836	42,895
Intersect ENT, Inc.*	1,537	42,959
Karyopharm Therapeutics, Inc.*	2,275	20,589
Kite Pharma, Inc.*	558	57,848
Medicines Co.*	864	32,841
Neogen Corp.*	609	42,088
Neurocrine Biosciences, Inc.*	986	45,356
Nevro Corp.*	701	52,175
NuVasive, Inc.*	718	55,229
Omeros Corp.*	1,594	31,729
Omnicell, Inc.*	2,107	90,812
Pacira Pharmaceuticals, Inc.*	872	41,594
Penumbra, Inc.*	474	41,594
Prestige Brands Hldgs., Inc.*	714	37,706
Prothena Corp. PLC*	645	34,907
Radius Health, Inc.*	498	22,525
Repligen Corp.*	965	39,990
Sage Therapeutics, Inc.*	408	32,493
Supernus Pharmaceuticals, Inc.*	2,427	104,604
Ultragenyx Pharmaceutical, Inc.*	536	33,291
WellCare Health Plans, Inc.*	365	65,539
Wright Medical Group NV*	1,664	45,743

		1,646,704

INDUSTRIALS (14.7%)
Allegiant Travel Co.	612	82,987
Altra Industrial Motion Corp.	1,340	53,332
Astronics Corp.*	1,950	59,416
BMC Stock Hldgs., Inc.*	2,331	50,932
Covenant Transportation Group Cl A*	2,856	50,066
Deluxe Corp.	490	33,918
EnPro Industries, Inc.	1,633	116,547
Generac Hldgs., Inc.*	1,063	38,406
Granite Construction, Inc.	2,070	99,857
Healthcare Svcs. Group, Inc.	1,766	82,702
John Bean Technologies Corp.	574	56,252
Mueller Water Products, Inc. Cl A	5,710	66,693
NCI Building Systems, Inc.*	2,215	36,991
Quanex Building Products Corp.	1,376	29,102
Sun Hydraulics Corp.	1,881	80,262
Teledyne Technologies, Inc.*	541	69,059
Trex Co., Inc.*	993	67,186
Universal Forest Products, Inc.	455	39,726

		1,113,434

INFORMATION TECHNOLOGY (24.6%)
Acacia Communications, Inc.*	808	33,508
Ambarella, Inc.*	993	48,210
ARRIS International PLC*	686	19,222
Belden, Inc.	512	38,620
Callidus Software, Inc.*	3,602	87,168
Cavium, Inc.*	541	33,612
Cirrus Logic, Inc.*	296	18,565
CommVault Systems, Inc.*	1,120	63,224
Cornerstone OnDemand, Inc.*	775	27,706
Cypress Semiconductor Corp.	1,415	19,315
EPAM Systems, Inc.*	944	79,381
Euronet Worldwide, Inc.*	372	32,502
Everspin Technologies, Inc.*	2,750	54,945
Fair Isaac Corp.	311	43,357

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Globant S.A.*	850	36,924
II-VI, Inc.*	1,092	37,456
Integrated Device Technology, Inc.*	1,615	41,651
j2 Global, Inc.	481	40,928
Littelfuse, Inc.	250	41,250
LogMeIn, Inc.	801	83,705
Lumentum Hldgs., Inc.*	798	45,526
MAXIMUS, Inc.	812	50,856
MaxLinear, Inc. Cl A*	1,749	48,780
Monolithic Power Systems, Inc.	699	67,384
NeoPhotonics Corp.*	3,090	23,855
New Relic, Inc.*	1,729	74,364
Oclaro, Inc.*	3,865	36,099
Paycom Software, Inc.*	546	37,352
Perficient, Inc.*	2,294	42,760
Proofpoint, Inc.*	1,145	99,420
Rapid7, Inc.*	1,760	29,621
RingCentral, Inc. Cl A*	305	11,148
Science Applications Int’l. Corp.	517	35,890
Sequans Communications S.A. ADR*	13,439	44,483
Stamps.com, Inc.*	345	53,432
Super Micro Computer, Inc.*	580	14,297
Take-Two Interactive Software, Inc.*	762	55,916
Twilio, Inc. Cl A*	488	14,206
Universal Display Corp.	323	35,288
ViaSat, Inc.*	623	41,243
Xperi Corp.	1,538	45,832
Zendisk, Inc.*	2,813	78,145

		1,867,146

MATERIALS (4.7%)
Berry Global Group, Inc.*	1,049	59,803
Ferro Corp.*	5,991	109,575
Ferroglobe PLC	2,910	34,775
Minerals Technologies, Inc.	150	10,980
Orion Engineered Carbons S.A.	2,455	48,977
PolyOne Corp.	583	22,585
U.S. Concrete, Inc.*	903	70,931

		357,626

REAL ESTATE (5.0%)
CubeSmart	1,866	44,859
Easterly Government Pptys.	2,957	61,949
EastGroup Properties, Inc.	489	40,978
Pebblebrook Hotel Trust	1,500	48,360
QTS Realty Trust, Inc.	1,478	77,344
Retail Opportunity Investments Corp.	2,051	39,359
Terreno Realty Corp.	1,936	65,166

		378,015

TELECOMMUNICATION SERVICES (1.6%)
ORBCOMM, Inc.*	6,047	68,331
Shenandoah Telecommunications Co.	1,826	56,058

		124,389

UTILITIES (2.2%)
Chesapeake Utilities Corp.	1,224	91,739
Northwest Natural Gas Co.	1,216	72,778

		164,517

TOTAL COMMON STOCKS (Cost: $6,240,212) 99.3%		7,513,616

TOTAL INVESTMENTS (Cost: $6,240,212) 99.3%		7,513,616

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

OTHER NET ASSETS 0.7%	54,242

NET ASSETS 100.0%	$7,567,858

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (21.2%)
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	201,938
U.S. Treasury Note	AA+	1.50	08/15/26	700,000	654,856
U.S. Treasury Note	AA+	1.63	02/15/26	90,000	85,535
U.S. Treasury Note	AA+	2.00	11/15/26	600,000	585,047
U.S. Treasury Note	AA+	2.38	05/15/27	1,100,000	1,106,958
U.S. Treasury Strip	AA+	0.00	08/15/28	1,000,000	757,971
U.S. Treasury Strip	AA+	0.00	08/15/29	1,100,000	808,161

					4,200,466

U.S. GOVERNMENT AGENCIES (29.6%)
MORTGAGE-BACKED OBLIGATIONS (29.6%)
FHLMC	AA+	2.50	09/01/27	52,580	53,243
FHLMC	AA+	3.00	06/01/27	33,081	34,013
FHLMC	AA+	3.00	08/01/27	35,147	36,125
FHLMC	AA+	3.00	11/01/42	48,649	48,855
FHLMC	AA+	3.00	04/01/43	56,722	57,000
FHLMC	AA+	3.50	05/01/42	81,085	83,667
FHLMC	AA+	3.50	01/01/43	64,559	66,616
FHLMC	AA+	3.50	04/01/43	96,847	99,932
FHLMC	AA+	3.50	11/01/43	85,013	87,720
FHLMC	AA+	3.50	07/01/45	84,217	87,090
FHLMC	AA+	3.50	05/01/46	86,339	88,768
FHLMC	AA+	4.00	02/01/25	6,282	6,592
FHLMC	AA+	4.00	03/01/41	32,421	34,232
FHLMC	AA+	4.00	07/01/41	40,460	43,083
FHLMC	AA+	4.00	11/01/42	40,099	42,506
FHLMC	AA+	4.00	01/01/44	108,919	115,443
FHLMC	AA+	4.00	10/01/44	67,525	71,071
FHLMC	AA+	4.00	06/01/45	76,329	80,821
FHLMC	AA+	4.50	03/01/34	14,348	15,403
FHLMC	AA+	4.50	08/01/34	6,347	6,826
FHLMC	AA+	4.50	02/01/44	50,005	53,569
FHLMC	AA+	5.00	02/01/26	3,072	3,335
FHLMC	AA+	5.50	03/01/21	2,981	3,112
FHLMC	AA+	5.50	07/01/32	5,282	5,872
FHLMC	AA+	5.50	05/01/33	4,096	4,523
FHLMC	AA+	5.50	06/01/37	22,319	25,011
FHLMC	AA+	6.00	07/15/29	3,974	4,406
FHLMC	AA+	6.00	03/15/32	4,719	5,162
FHLMC ARM	AA+	2.76	02/01/36	5,155	5,443
FHLMC ARM	AA+	2.90	04/01/37	2,670	2,820
FHLMC ARM	AA+	2.90	04/01/37	4,046	4,258
FHLMC ARM	AA+	2.93	05/01/37	4,707	4,923
FHLMC ARM	AA+	3.40	03/01/37	1,166	1,229
FHLMC ARM	AA+	4.62	09/01/39	5,663	5,959
FHLMC Strip	AA+	3.00	01/15/43	65,341	64,872
FNMA	AA+	2.40	05/01/43	70,138	71,003
FNMA	AA+	3.00	09/01/29	55,731	57,367
FNMA	AA+	3.00	09/01/33	80,328	82,229
FNMA	AA+	3.00	04/25/42	81,191	82,846
FNMA	AA+	3.00	12/01/42	63,467	63,147
FNMA	AA+	3.00	02/01/43	36,149	36,242
FNMA	AA+	3.00	03/01/43	33,428	33,666
FNMA	AA+	3.00	09/01/43	108,567	108,999
FNMA	AA+	3.00	09/01/46	143,527	143,435
FNMA	AA+	3.50	03/25/28	56,578	58,414
FNMA	AA+	3.50	03/01/32	49,454	51,647
FNMA	AA+	3.50	09/01/32	68,755	71,814
FNMA	AA+	3.50	08/01/38	48,320	49,913
FNMA	AA+	3.50	10/01/41	44,914	46,409
FNMA	AA+	3.50	12/01/41	54,698	56,519
FNMA	AA+	3.50	04/01/42	64,393	66,528
FNMA	AA+	3.50	08/01/42	51,202	52,675
FNMA	AA+	3.50	10/01/42	51,118	52,726
FNMA	AA+	3.50	12/01/42	119,548	123,363
FNMA	AA+	3.50	08/01/43	108,483	111,573

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

FNMA	AA+	3.50	08/01/43	116,535	120,295
FNMA	AA+	3.50	01/01/44	18,221	18,532
FNMA	AA+	3.50	04/01/45	123,557	127,489
FNMA	AA+	3.50	04/01/45	160,804	166,059
FNMA	AA+	3.50	06/01/45	90,629	93,383
FNMA	AA+	3.50	10/01/45	179,628	185,501
FNMA	AA+	4.00	05/01/19	2,859	2,960
FNMA	AA+	4.00	07/25/26	77,939	84,341
FNMA	AA+	4.00	01/01/31	73,415	77,848
FNMA	AA+	4.00	11/01/40	34,572	36,487
FNMA	AA+	4.00	05/01/41	35,675	37,508
FNMA	AA+	4.00	11/01/45	79,302	83,864
FNMA	AA+	4.00	02/01/47	592,904	626,172
FNMA	AA+	4.50	05/01/18	344	353
FNMA	AA+	4.50	05/01/19	1,013	1,038
FNMA	AA+	4.50	05/01/30	12,216	13,135
FNMA	AA+	4.50	04/01/31	15,893	17,089
FNMA	AA+	4.50	08/01/33	5,284	5,690
FNMA	AA+	4.50	08/01/33	4,390	4,720
FNMA	AA+	4.50	09/01/33	14,377	15,481
FNMA	AA+	4.50	05/01/34	3,618	3,897
FNMA	AA+	4.50	06/01/34	5,295	5,691
FNMA	AA+	4.50	08/01/35	7,892	8,476
FNMA	AA+	4.50	12/01/35	7,587	8,173
FNMA	AA+	4.50	05/01/39	13,364	14,503
FNMA	AA+	4.50	05/01/39	20,943	22,725
FNMA	AA+	4.50	05/01/40	21,872	23,659
FNMA	AA+	5.00	04/01/18	708	725
FNMA	AA+	5.00	09/01/18	884	905
FNMA	AA+	5.00	10/01/20	3,424	3,531
FNMA	AA+	5.00	06/01/33	10,765	11,810
FNMA	AA+	5.00	09/01/33	8,930	9,797
FNMA	AA+	5.00	10/01/33	11,859	13,096
FNMA	AA+	5.00	11/01/33	15,576	17,096
FNMA	AA+	5.00	03/01/34	2,818	3,093
FNMA	AA+	5.00	04/01/34	2,150	2,360
FNMA	AA+	5.00	04/01/34	5,132	5,666
FNMA	AA+	5.00	04/01/35	6,686	7,379
FNMA	AA+	5.00	06/01/35	3,437	3,771
FNMA	AA+	5.00	09/01/35	4,748	5,197
FNMA	AA+	5.00	11/25/35	15,698	16,998
FNMA	AA+	5.00	10/01/36	5,818	6,388
FNMA	AA+	5.00	05/01/39	17,006	18,534
FNMA	AA+	5.00	06/01/40	12,373	13,524
FNMA	AA+	5.50	09/01/19	923	945
FNMA	AA+	5.50	08/01/25	4,880	5,449
FNMA	AA+	5.50	01/01/27	2,203	2,438
FNMA	AA+	5.50	09/01/33	4,354	4,906
FNMA	AA+	5.50	10/01/33	14,627	16,479
FNMA	AA+	5.50	03/01/34	4,403	4,951
FNMA	AA+	5.50	03/01/34	1,254	1,395
FNMA	AA+	5.50	07/01/34	4,505	5,039
FNMA	AA+	5.50	09/01/34	2,012	2,238
FNMA	AA+	5.50	09/01/34	12,314	13,733
FNMA	AA+	5.50	09/01/34	14,225	15,879
FNMA	AA+	5.50	10/01/34	2,439	2,713
FNMA	AA+	5.50	02/01/35	4,746	5,311
FNMA	AA+	5.50	02/01/35	6,832	7,690
FNMA	AA+	5.50	04/01/35	7,523	8,419
FNMA	AA+	5.50	08/01/35	5,805	6,445
FNMA	AA+	5.50	11/01/35	6,488	7,249
FNMA	AA+	5.50	06/01/37	7,399	8,277
FNMA	AA+	5.50	11/01/38	1,263	1,332
FNMA	AA+	5.50	06/01/48	2,753	2,959
FNMA	AA+	6.00	04/01/23	3,932	4,421
FNMA	AA+	6.00	01/01/25	10,285	11,563
FNMA	AA+	6.00	03/01/28	5,177	5,820
FNMA	AA+	6.00	04/01/32	546	614
FNMA	AA+	6.00	05/01/32	974	1,108

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

FNMA	AA+	6.00	05/01/33	15,248	17,154
FNMA	AA+	6.00	09/01/34	6,274	7,111
FNMA	AA+	6.00	10/01/34	8,538	9,619
FNMA	AA+	6.00	11/01/34	2,373	2,668
FNMA	AA+	6.00	12/01/36	4,930	5,601
FNMA	AA+	6.00	01/01/37	5,438	6,179
FNMA	AA+	6.00	05/01/37	1,082	1,154
FNMA	AA+	6.00	07/01/37	2,777	3,151
FNMA	AA+	6.00	08/01/37	3,413	3,859
FNMA	AA+	6.00	12/01/37	914	1,036
FNMA	AA+	6.00	10/25/44	13,586	15,427
FNMA	AA+	6.00	02/25/47	11,909	13,580
FNMA	AA+	6.00	12/25/49	8,829	10,004
FNMA	AA+	6.50	05/01/32	1,595	1,764
FNMA	AA+	6.50	05/01/32	545	603
FNMA	AA+	6.50	07/01/32	815	901
FNMA	AA+	6.50	07/01/34	4,876	5,463
FNMA	AA+	6.50	09/01/34	2,653	2,934
FNMA	AA+	6.50	09/01/36	871	936
FNMA	AA+	6.50	05/01/37	2,604	2,714
FNMA	AA+	6.50	09/01/37	1,744	1,929
FNMA	AA+	6.50	05/01/38	1,074	1,188
FNMA	AA+	7.00	09/01/31	882	975
FNMA	AA+	7.00	04/01/32	1,032	1,129
FNMA	AA+	7.00	01/25/44	18,074	21,308
FNMA	AA+	7.50	06/01/31	301	345
FNMA	AA+	7.50	02/01/32	1,243	1,449
FNMA	AA+	7.50	06/01/32	287	339
FNMA	AA+	8.00	04/01/32	107	113
FNMA Strip	AA+	3.00	08/25/42	58,294	58,408
GNMA (3)	AA+	4.00	08/15/41	39,565	41,868
GNMA (3)	AA+	4.00	11/15/41	17,289	18,427
GNMA (3)	AA+	4.00	01/15/42	52,436	55,410
GNMA (3)	AA+	4.50	04/20/31	20,419	21,953
GNMA (3)	AA+	4.50	10/15/40	34,206	37,509
GNMA (3)	AA+	4.50	06/20/41	27,048	28,795
GNMA (3)	AA+	4.50	10/20/43	40,295	43,504
GNMA (3)	AA+	5.00	10/15/24	40,851	44,517
GNMA (3)	AA+	5.00	06/20/39	32,619	35,489
GNMA (3)	AA+	5.00	11/15/39	17,605	19,302
GNMA (3)	AA+	5.00	06/20/40	15,109	16,306
GNMA (3)	AA+	5.50	01/15/36	8,917	9,919
GNMA (3)	AA+	6.50	04/15/31	107	117
GNMA (3)	AA+	6.50	10/15/31	651	756
GNMA (3)	AA+	6.50	12/15/31	117	128
GNMA (3)	AA+	6.50	05/15/32	408	446
GNMA (3)	AA+	7.00	05/15/31	590	692
GNMA (3)	AA+	7.00	05/15/32	48	49
GNMA (3)	AA+	7.00	10/20/38	222	238
Small Business Administration (3)	AA+	2.81	06/01/37	400,000	400,750
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	22,492	23,823

					5,865,366

CORPORATE DEBT (47.2%)
CONSUMER DISCRETIONARY (8.2%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	80,000	85,073
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	75,000	81,313
AutoZone, Inc.	BBB	4.00	11/15/20	50,000	52,386
Brinker International, Inc.	BB+	3.88	05/15/23	10,000	9,613
Dollar General Corp.	BBB	3.25	04/15/23	85,000	86,576
Expedia, Inc.	BBB-	5.95	08/15/20	65,000	71,031
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	90,950
Gap, Inc.	BB+	5.95	04/12/21	75,000	81,298
Harman Int’l. Industries, Inc.	BBB+	4.15	05/15/25	75,000	77,963
Hyatt Hotels Corp.	BBB	5.38	08/15/21	65,000	71,193
Kohl’s Corp.	BBB-	3.25	02/01/23	30,000	28,834
Kohl’s Corp.	BBB-	4.00	11/01/21	50,000	51,209
Lowe’s Cos., Inc.	A-	3.12	04/15/22	75,000	77,556
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	86,300
Newell Brands, Inc.	BBB-	4.70	08/15/20	75,000	80,350

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

NVR, Inc.	BBB+	3.95	09/15/22	85,000	88,989
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	10,438
Omnicom Group, Inc.	BBB+	4.45	08/15/20	75,000	79,906
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	75,000	78,852
Staples, Inc.	BBB-	4.38	01/12/23	85,000	86,147
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	106,628
Viacom, Inc.	BBB-	3.25	03/15/23	50,000	49,558
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	85,000	87,626

					1,619,789

CONSUMER STAPLES (2.8%)
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	50,480
Edgewell Personal Care Co.	BB+	4.70	05/19/21	75,000	79,875
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	69,670
Kroger Co.	BBB	2.95	11/01/21	30,000	30,249
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	95,000	98,401
Sysco Corp.	BBB+	2.60	06/12/22	55,000	55,249
Sysco Corp.	BBB+	3.75	10/01/25	50,000	51,834
Whole Foods Market, Inc.	BBB-	5.20	12/03/25	100,000	115,570

					551,328

ENERGY (3.3%)
Cameron International Corp.	AA-	4.50	06/01/21	75,000	78,931
Energen Corp.	BB	4.63	09/01/21	85,000	86,063
EQT Corp.	BBB	4.88	11/15/21	85,000	90,655
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	70,457
Murphy Oil Corp.	BBB-	3.50	12/01/17	65,000	65,074
Noble Corp.	BB-	7.50	03/15/19	50,000	50,125
Rowan Companies PLC	B+	4.88	06/01/22	85,000	78,838
Seacor Hldgs., Inc.	NR	7.38	10/01/19	50,000	50,500
TechnipFMC PLC†	BBB+	2.00	10/01/17	85,000	84,962

					655,605

FINANCIALS (8.7%)
Aflac, Inc.	A-	4.00	02/15/22	80,000	85,460
Alleghany Corp.	BBB+	5.63	09/15/20	75,000	82,243
Bank of America Corp.	BBB	3.95	04/21/25	75,000	75,993
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	85,000	91,702
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	50,000	55,094
Block Financial LLC	BBB	5.25	10/01/25	50,000	52,998
Block Financial LLC	BBB	5.50	11/01/22	30,000	32,500
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	91,708
Erac USA Finance Co.†	BBB+	6.38	10/15/17	40,000	40,517
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	20,000	21,587
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	50,000	51,850
First Republic Bank	A-	2.38	06/17/19	85,000	85,459
First Tennessee Bank	BBB	2.95	12/01/19	75,000	75,818
Genworth Financial, Inc.	B	7.20	02/15/21	50,000	47,890
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	25,803
Hartford Financial Svcs.	BBB+	5.50	03/30/20	20,000	21,733
Lincoln National Corp.	A-	4.85	06/24/21	20,000	21,687
Markel Corp.	BBB+	5.35	06/01/21	40,000	43,861
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	81,538
Moody’s Corp.	BBB+	4.50	09/01/22	50,000	54,047
Moody’s Corp.	BBB+	5.50	09/01/20	20,000	21,937
Pacific LifeCorp.†	A-	6.00	02/10/20	65,000	70,445
Protective Life Corp.	A-	7.38	10/15/19	65,000	72,373
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	21,692
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	75,000	81,515
Signet UK Finance PLC	BBB-	4.70	06/15/24	50,000	48,665
Stifel Financial Corp.	BBB-	4.25	07/18/24	50,000	50,904
Synchrony Financial	BBB-	3.70	08/04/26	50,000	48,252
Travelers Cos., Inc.	A	3.90	11/01/20	20,000	21,118
Unum Group	BBB	4.00	03/15/24	75,000	77,464
Voya Financial, Inc.	BBB	3.65	06/15/26	75,000	75,142

					1,728,995

HEALTH CARE (4.9%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	91,439
AmerisourceBergen Corp.	A-	4.88	11/15/19	40,000	42,547
Anthem, Inc.	A	4.35	08/15/20	50,000	53,063
Biogen Idec, Inc.	A-	6.88	03/01/18	50,000	51,690
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	91,329

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	85,794
Laboratory Corp. of America	BBB	3.75	08/23/22	85,000	88,331
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	80,000	83,779
Owens & Minor, Inc.	BBB	3.88	09/15/21	85,000	86,955
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	91,849
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	90,499
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	85,000	90,911
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	25,000	25,381

					973,567

INDUSTRIALS (3.8%)
Crane Co.	BBB	2.75	12/15/18	90,000	90,935
Dun & Bradstreet Corp.	BB+	3.25	12/01/17	85,000	85,444
Equifax, Inc.	BBB+	3.30	12/15/22	85,000	86,937
Flowserve Corp.	BBB	3.50	09/15/22	65,000	66,196
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	76,458
Kennametal, Inc.	BBB-	2.65	11/01/19	85,000	85,413
L-3 Communications Corp.	BBB-	4.75	07/15/20	75,000	80,078
Penske Truck Leasing Co. LP†	BBB	3.38	03/15/18	85,000	85,990
Southwest Airlines Co.	BBB	2.75	11/06/19	85,000	86,325

					743,776

INFORMATION TECHNOLOGY (4.9%)
Adobe Systems, Inc.	A	4.75	02/01/20	85,000	91,178
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	106,534
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	89,901
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	86,559
eBay, Inc.	BBB+	2.88	08/01/21	75,000	75,857
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	91,846
Ingram Micro, Inc.	NR	5.00	08/10/22	25,000	25,469
Ingram Micro, Inc.	NR	5.25	09/01/17	55,000	55,235
Lam Research Corp.	BBB+	2.75	03/15/20	75,000	75,955
Symantec Corp.	BB+	4.20	09/15/20	85,000	89,463
Tech Data Corp.	BBB-	3.75	09/21/17	85,000	85,258
Total System Services, Inc.	BBB-	3.75	06/01/23	85,000	88,195

					961,450

MATERIALS (4.9%)
Albemarle Corp.	BBB	4.50	12/15/20	85,000	91,643
Carpenter Technology Corp.	BBB-	4.45	03/01/23	85,000	86,531
Domtar Corp.	BBB-	4.40	04/01/22	85,000	89,327
Eastman Chemical Co.	BBB	4.50	01/15/21	50,000	53,078
Freeport-McMoRan Copper & Gold	BB-	3.55	03/01/22	85,000	79,660
Goldcorp, Inc.	BBB+	2.13	03/15/18	85,000	85,090
Kinross Gold Corp.	BB+	5.13	09/01/21	20,000	21,300
Methanex Corp.	BB+	3.25	12/15/19	85,000	85,446
Newmont Mining Corp.	BBB	3.50	03/15/22	85,000	87,900
Packaging Corp. of America	BBB	3.90	06/15/22	50,000	52,465
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	32,189
Southern Copper Corp.	BBB	3.50	11/08/22	85,000	86,415
Teck Resources Ltd.	BB	4.75	01/15/22	75,000	77,625
Vulcan Materials Co.	BBB	7.00	06/15/18	40,000	41,884

					970,553

REAL ESTATE (3.3%)
American Tower Corp.	BBB-	4.50	01/15/18	85,000	86,164
Boston Properties LP	A-	3.85	02/01/23	65,000	68,385
Government Pptys. Income Trust	BBB-	3.75	08/15/19	20,000	20,156
Healthcare Realty Trust	BBB	3.75	04/15/23	85,000	86,464
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	91,112
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	89,503
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	30,000	30,340
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	50,000	52,077
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	65,000	69,533
Welltower, Inc.	BBB+	3.75	03/15/23	10,000	10,376
Welltower, Inc.	BBB+	6.13	04/15/20	50,000	54,872

					658,982

TELECOMMUNICATION SERVICES (0.6%)
AT&T, Inc.	BBB+	3.00	06/30/22	75,000	75,039
Verizon Communications, Inc.	BBB+	4.50	09/15/20	40,000	42,730

					117,769

UTILITIES (1.8%)
Entergy Corp.	BBB	5.13	09/15/20	85,000	91,602

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Exelon Corp.	BBB-	5.15	12/01/20	50,000	53,928
Exelon Generation Co. LLC	BBB	4.25	06/15/22	30,000	31,566
National Fuel Gas Co.	BBB	4.90	12/01/21	75,000	79,699
SCANA Corp.	BBB	4.13	02/01/22	85,000	85,502
Talen Energy Supply LLC	B	4.60	12/15/21	30,000	22,800

					365,097

TOTAL LONG-TERM DEBT SECURITIES (Cost: $19,064,466) 98.0%					19,412,743

TOTAL INVESTMENTS (Cost: $19,064,466) 98.0%					19,412,743

OTHER NET ASSETS 2.0%					406,845

NET ASSETS 100.0%					$19,819,588

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (24.7%)
U.S. Treasury Bill	A-1+	0.73	07/06/17	600,000	599,939
U.S. Treasury Bill	A-1+	0.77	07/13/17	400,000	399,898
U.S. Treasury Bill	A-1+	0.80	07/20/17	1,000,000	999,577
U.S. Treasury Bill	A-1+	0.80	07/27/17	1,100,000	1,099,367
U.S. Treasury Bill	A-1+	0.85	08/03/17	1,000,000	999,220
U.S. Treasury Bill	A-1+	0.86	08/17/17	750,000	749,160
U.S. Treasury Bill	A-1+	0.89	08/10/17	500,000	499,505
U.S. Treasury Bill	A-1+	0.91	08/24/17	600,000	599,178

					5,945,844

U.S. GOVERNMENT AGENCIES (15.8%)
FHLB	A-1+	0.45	07/03/17	200,000	199,995
FHLB	A-1+	0.88	07/14/17	500,000	499,841
FHLB	A-1+	0.94	07/21/17	700,000	699,634
FHLB	A-1+	1.01	08/25/17	400,000	399,383
FHLB	A-1+	1.02	08/02/17	800,000	799,271
FHLB	A-1+	1.02	08/25/17	600,000	599,065
FHLB	A-1+	1.03	08/23/17	600,000	599,090

					3,796,279

COMMERCIAL PAPER (59.5%)
Apple, Inc.†	A-1+	1.08	08/07/17	400,000	399,556
Cisco Systems, Inc.†	A-1+	0.93	07/12/17	750,000	749,787
Coca-Cola Co.†	A-1+	1.10	08/28/17	800,000	798,582
Colgate-Palmolive Co.†	A-1+	1.07	07/17/17	900,000	899,572
Hershey Co.†	A-1	0.94	07/07/17	400,000	399,937
Hershey Co.†	A-1	1.12	07/10/17	400,000	399,888
Intercontinental Exchange, Inc.†	A-1	1.10	07/19/17	700,000	699,615
J.P. Morgan Securities LLC	A-1	1.00	07/05/17	500,000	499,944
J.P. Morgan Securities LLC	A-1	1.10	07/11/17	135,000	134,959
J.P. Morgan Securities LLC	A-1	1.20	07/17/17	215,000	214,885
Microsoft Corp.†	A-1+	0.90	07/18/17	800,000	799,660
National Rural Utilities	A-1	1.12	07/13/17	800,000	799,701
National Rural Utilities	A-1	1.15	07/27/17	100,000	99,917
Nestle Capital Corp.†	A-1+	0.87	07/03/17	250,000	249,988
Nestle Capital Corp.†	A-1+	1.09	08/22/17	600,000	599,055
Novartis Finance Corp.†	A-1+	0.94	07/10/17	800,000	799,812
PepsiCo, Inc.†	A-1	0.90	07/06/17	600,000	599,925
PepsiCo, Inc.†	A-1	1.10	07/24/17	250,000	249,824
Pfizer, Inc.†	A-1+	0.90	07/17/17	700,000	699,720
QUALCOMM, Inc.†	A-1	0.88	07/11/17	800,000	799,804
Simon Ppty. Group LP†	A-1	1.25	09/25/17	800,000	797,553
Toyota Motor Credit Corp.	A-1+	0.95	07/07/17	300,000	299,952
Toyota Motor Credit Corp.	A-1+	1.05	07/28/17	500,000	499,606
Unilever Capital Corp.†	A-1	0.90	07/05/17	850,000	849,915
Wal-Mart Stores, Inc.†	A-1+	1.11	07/19/17	400,000	399,778
Washington Gas Light Co.	A-1	1.11	07/11/17	600,000	599,815

					14,340,750

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $24,082,930) 100.0%					24,082,873

TOTAL INVESTMENTS (Cost: $24,082,930) 100.0%					24,082,873

OTHER NET ASSETS 0.0% (2)					11,718

NET ASSETS 100.0%					$24,094,591

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

NR = Not Rated

*	Non-income producing security.
**	Ratings as per Standard & Poor’s Corporation (unaudited).
†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
BOND FUND	$355,351	1.8%
MONEY MARKET FUND	$11,191,971	46.5%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2017, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	3	E-mini S&P 500 Stock Index	P	September 2017	$363,135	($1,140)	3.1%
EQUITY INDEX FUND	4	E-mini S&P 500 Stock Index	P	September 2017	$484,180	($1,520)	1.3%
MID-CAP EQUITY INDEX. FUND	6	E-mini S&P MidCap 400 Stock Index	P	September 2017	$1,047,660	($6,720)	4.6%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.
(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2017, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of one security in the All America and Small Cap Value Funds (see Note b below) which was considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of June 30, 2017. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2017:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$6,581,739	—	—		$6,581,739
Common Stock - Active	$4,872,226	—	$8,550	(b)	$4,880,776
Long-Term Debt Securities - Active	—	$4,100	—		$4,100
Short-Term Debt Securities - Indexed	—	$99,901	—		$99,901
Warrants - Active	$1,123	—	—		$1,123

	$11,455,088	$104,001	$8,550		$11,567,639
Equity Index Fund
Common Stock	$38,512,712	—	—		$38,512,712
Short-Term Debt Securities	—	$199,802	—		$199,802

	$38,512,712	$199,802	—		$38,712,514
Mid-Cap Equity Index Fund
Common Stock	$21,871,296	—	—		$21,871,296
Short-Term Debt Securities	—	$699,919	—		$699,919

	$21,871,296	$699,919	—		$22,571,215
Small Cap Value Fund
Common Stock	$10,016,699	—	$76,700	(b)	$10,093,399
Long-Term Debt Securities	—	$38,950	—		$38,950
Warrants	$10,030	—	—		$10,030

	$10,026,729	$38,950	$76,700		$10,142,379
Small Cap Growth Fund
Common Stock	$7,513,616	—	—		$7,513,616
Bond Fund
U.S. Government Debt	—	$4,200,466	—		$4,200,466
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$5,865,366	—		$5,865,366
Long-Term Corporate Debt	—	$9,346,911	—		$9,346,911

	—	$19,412,743	—		$19,412,743
Money Market Fund
U.S. Government Debt	—	$5,945,844	—		$5,945,844
U.S. Government Agency Short-Term Debt	—	$3,796,279	—		$3,796,279
Commercial Paper	—	$14,340,750	—		$14,340,750

	—	$24,082,873	—		$24,082,873
Other Financial Instruments:*
All America Fund	($1,140)	—	—		($1,140)
Equity Index Fund	($1,520)	—	—		($1,520)
Mid-Cap Equity Index Fund	($6,720)	—	—		($6,720)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	Reflects security issued by Xura, Inc. included in the Information Technology section of the active asset segment of the All America Fund portfolio and in the Small Cap Value Fund portfolio. The security is fair valued at its last trade price.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Six Months Ended June 30, 2017
	Balance December 31, 2016	Change in Unrealized Gains (Losses)	Transfers Into Level 3 (c)	Transfers Out of Level 3	Balance June 30, 2017	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of June 30, 2017
All America Fund - Active Common Stock	$8,550	—	—	—	$8,550	$948
Small Cap Value Fund - Common Stock	$76,700	—	—	—	$76,700	$8,172

(c)	Reflects transfers into Level 3 from Level 1 as a result of a security being carried at a calculated fair value due to the absence of recent trading activity in the security, as described in Security Valuation below.

Security Valuation - Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

At June 30, 2017, warrants held by the Funds of the Investment Company were traded on active markets and are considered Level 1 securities.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2017 for each of the Funds were as follows.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$2,960,693	$10,991,851	$5,389,244	$2,676,628
Unrealized Depreciation	(426,763)	(1,494,892)	(1,119,608)	(483,391)

Net	$2,533,930	$9,496,959	$4,269,636	$2,193,237

Tax Cost of Investments	$9,033,709	$29,215,555	$18,301,579	$7,949,142

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,507,239	$456,219	$—
Unrealized Depreciation	(248,065)	(108,265)	(57)

Net	$1,259,174	$347,954	$(57)

Tax Cost of Investments	$6,254,442	$19,064,789	$24,082,930

Differences between amounts reflected in the Portfolios of Investments in Securities and those computed for Federal income tax purposes arise primarily from the Federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

Attached hereto:

(a) (1) Not applicable to semi-annual report.
(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	September 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	September 7, 2017

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	September 7, 2017